UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04008

Fidelity Investment Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2025

This report on Form N-CSR relates solely to the Registrant’s Fidelity SAI Sustainable Emerging Markets Equity Fund, Fidelity Global Commodity Stock Fund, Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund, Fidelity Series International Value Fund, Fidelity Enduring Opportunities Fund, Fidelity SAI Sustainable International Equity Fund, Fidelity Infrastructure Fund, Fidelity SAI International SMA Completion Fund, Fidelity Sustainable Emerging Markets Equity Fund, Fidelity Series Canada Fund, Fidelity Sustainable International Equity Fund, Fidelity Series Sustainable Emerging Markets Fund, Fidelity Series Sustainable Non-U.S. Developed Markets Fund, Fidelity Series Overseas Fund, and Fidelity Series Select International Small Cap Fund (the “Funds”).

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class A : FSQAX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.30%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915820.100    6463-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class C : FCGCX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915758.100    2123-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity® Global Commodity Stock Fund : FFGCX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Commodity Stock Fund	$ 42	0.86%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915756.100    2120-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class M : FFGTX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.40%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915759.100    2124-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I : FSZIX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 62	1.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915829.100    6472-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Enduring Opportunities Fund Fidelity® Enduring Opportunities Fund : FEOPX

This semi-annual shareholder report contains information about Fidelity® Enduring Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enduring Opportunities Fund	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$13,256,829
Number of Holdings	236
Portfolio Turnover	32%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.9
Consumer Discretionary	17.2
Industrials	14.8
Financials	13.9
Health Care	9.1
Communication Services	6.5
Consumer Staples	5.2
Real Estate	3.9
Materials	3.1
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 66.4
Japan - 4.1
China - 3.1
Canada - 2.7
Sweden - 2.7
United Kingdom - 2.4
Italy - 2.3
Netherlands - 1.8
India - 1.7
Others - 12.8

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	4.6
NVIDIA Corp	4.2
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.2
Eli Lilly & Co	1.6
JPMorgan Chase & Co	1.5
Taiwan Semiconductor Manufacturing Co Ltd	1.4
Tesla Inc	1.4
Visa Inc Class A	1.3
Netflix Inc	1.3
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915813.100    5031-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity® Sustainable Emerging Markets Equity Fund : FSYJX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Emerging Markets Equity Fund	$ 62	1.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915825.100    6468-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Emerging Markets Opportunities Fund Fidelity® Series Emerging Markets Opportunities Fund : FEMSX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Opportunities Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Opportunities Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$21,302,078,306
Number of Holdings	263
Portfolio Turnover	41%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.9
Information Technology	21.1
Consumer Discretionary	15.6
Communication Services	9.8
Industrials	5.8
Materials	5.7
Consumer Staples	5.0
Energy	4.2
Health Care	3.4
Utilities	2.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Preferred Stocks - 1.1
Bonds - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.8
India - 18.6
Taiwan - 15.1
Korea (South) - 8.3
Brazil - 6.9
South Africa - 4.0
Saudi Arabia - 3.6
Mexico - 2.3
Indonesia - 1.8
Others - 9.6

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.2
Tencent Holdings Ltd	6.1
Alibaba Group Holding Ltd	3.1
Samsung Electronics Co Ltd	3.0
HDFC Bank Ltd	2.5
China Construction Bank Corp H Shares	2.4
Reliance Industries Ltd	1.7
PDD Holdings Inc Class A ADR	1.5
ICICI Bank Ltd	1.5
Xiaomi Corp B Shares	1.4
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915755.100    2117-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Canada Fund Fidelity® Series Canada Fund : FCNSX

This semi-annual shareholder report contains information about Fidelity® Series Canada Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Canada Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$5,640,289,116
Number of Holdings	69
Portfolio Turnover	12%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.9
Energy	15.6
Materials	11.8
Industrials	11.5
Information Technology	11.1
Consumer Staples	8.7
Consumer Discretionary	7.2
Communication Services	1.7
Health Care	0.8
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.3
Bonds - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Canada - 92.9
United States - 3.5
Brazil - 2.9
Chile - 0.6
Zambia - 0.1

TOP HOLDINGS (% of Fund's net assets)
Constellation Software Inc/Canada	5.2
Bank of Montreal	5.2
Royal Bank of Canada	5.0
Toronto Dominion Bank	4.9
Canadian Pacific Kansas City Ltd	4.8
Alimentation Couche-Tard Inc	4.7
Franco-Nevada Corp	4.6
Shopify Inc Class A	4.3
Canadian Natural Resources Ltd	4.0
Dollarama Inc	3.5
46.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915796.100    3036-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Infrastructure Fund Fidelity® Infrastructure Fund : FNSTX

This semi-annual shareholder report contains information about Fidelity® Infrastructure Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Infrastructure Fund	$ 49	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$62,097,045
Number of Holdings	47
Portfolio Turnover	146%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Utilities	49.8
Industrials	21.8
Real Estate	7.3
Energy	6.7
Communication Services	5.3
Information Technology	2.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.5
Short-Term Investments and Net Other Assets (Liabilities) - 6.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 69.9
Spain - 10.0
United Kingdom - 8.3
Mexico - 4.2
Germany - 3.7
Italy - 1.0
France - 0.9
Canada - 0.9
Taiwan - 0.6
Others - 0.5

TOP HOLDINGS (% of Fund's net assets)
National Grid PLC	5.8
Duke Energy Corp	5.7
Exelon Corp	4.7
Aena SME SA	4.1
E.ON SE	3.7
Sempra	3.6
Iberdrola SA	3.6
GFL Environmental Inc Subordinate Voting Shares (United States)	3.4
Cheniere Energy Inc	3.3
Waste Connections Inc (United States)	2.8
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915812.100    3488-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class A : FFGAX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.15%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915757.100    2121-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Sustainable Emerging Markets Equity Fund Fidelity® SAI Sustainable Emerging Markets Equity Fund : FSSGX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable Emerging Markets Equity Fund	$ 47	0.95%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$53,632,791
Number of Holdings	128
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.2
Information Technology	22.3
Consumer Discretionary	15.5
Communication Services	11.6
Industrials	6.1
Health Care	3.9
Energy	3.0
Materials	2.1
Real Estate	1.6
Consumer Staples	1.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Short-Term Investments and Net Other Assets (Liabilities) - 7.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 28.3
Taiwan - 15.3
India - 14.7
Korea (South) - 9.2
United States - 7.2
Brazil - 5.4
South Africa - 3.7
Mexico - 3.3
Indonesia - 2.7
Others - 10.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.0
Alibaba Group Holding Ltd	4.1
Samsung Electronics Co Ltd	3.9
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.2
Reliance Industries Ltd	2.0
Bharti Airtel Ltd	1.9
HDFC Bank Ltd	1.8
MediaTek Inc	1.5
36.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915831.100    6548-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class I : FFGIX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.89%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915760.100    2125-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI Sustainable International Equity Fund Fidelity® SAI Sustainable International Equity Fund : FSSEX

This semi-annual shareholder report contains information about Fidelity® SAI Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Sustainable International Equity Fund	$ 38	0.75%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$77,761,889
Number of Holdings	83
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.5
Industrials	19.2
Health Care	10.8
Consumer Discretionary	10.4
Information Technology	9.4
Materials	6.0
Consumer Staples	5.4
Utilities	3.5
Communication Services	3.1
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.8
France - 12.3
United Kingdom - 11.5
United States - 11.0
Germany - 8.8
Netherlands - 7.9
Italy - 4.3
Australia - 3.6
Sweden - 2.6
Others - 18.2

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.4
AXA SA	3.1
UniCredit SpA	2.9
SAP SE	2.8
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.4
Schneider Electric SE	2.3
Danone SA	2.2
29.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915832.100    6549-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Emerging Markets Fund Fidelity® Series Emerging Markets Fund : FHKFX

This semi-annual shareholder report contains information about Fidelity® Series Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Emerging Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$5,306,421,656
Number of Holdings	149
Portfolio Turnover	93%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.6
Financials	22.4
Consumer Discretionary	14.2
Communication Services	10.8
Industrials	7.3
Materials	4.6
Energy	4.1
Health Care	4.0
Consumer Staples	2.9
Real Estate	1.4
Utilities	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 26.6
India - 16.9
Taiwan - 15.0
Korea (South) - 10.5
Brazil - 6.8
United States - 4.6
Mexico - 4.0
South Africa - 3.4
Hungary - 1.9
Others - 10.3

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.7
Tencent Holdings Ltd	6.1
Samsung Electronics Co Ltd	3.4
Alibaba Group Holding Ltd	3.0
HDFC Bank Ltd	2.5
Reliance Industries Ltd	2.2
ICICI Bank Ltd	2.1
BYD Co Ltd H Shares	1.9
Bharti Airtel Ltd	1.7
SK Hynix Inc	1.6
35.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915800.100    3225-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class I : FSQIX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	1.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915823.100    6466-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund Fidelity® Series Sustainable Non-U.S. Developed Markets Fund : FNDMX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Non-U.S. Developed Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$20,253,463
Number of Holdings	407
Portfolio Turnover	39%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	28.8
Industrials	23.5
Information Technology	12.1
Materials	7.8
Consumer Discretionary	6.9
Health Care	5.4
Energy	3.9
Consumer Staples	3.8
Communication Services	3.2
Real Estate	0.6
Utilities	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United Kingdom - 15.4
Japan - 14.6
United States - 14.3
Canada - 11.5
Germany - 8.7
France - 8.5
Sweden - 3.8
Switzerland - 3.7
Netherlands - 3.6
Others - 15.9

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.1
BAE Systems PLC	1.8
ASML Holding NV	1.8
CRH PLC	1.7
RELX PLC	1.6
London Stock Exchange Group PLC	1.5
Deutsche Boerse AG	1.4
Linde PLC	1.3
Compass Group PLC	1.2
Banco Santander SA	1.2
16.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915835.100    7318-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series International Growth Fund Fidelity® Series International Growth Fund : FIGSX

This semi-annual shareholder report contains information about Fidelity® Series International Growth Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Growth Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,759,590,235
Number of Holdings	71
Portfolio Turnover	26%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	34.3
Financials	18.1
Information Technology	17.4
Consumer Discretionary	10.1
Materials	9.5
Health Care	4.0
Communication Services	2.3
Energy	0.4
Consumer Staples	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.2
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 28.1
United Kingdom - 14.5
France - 12.7
Germany - 9.3
Japan - 8.7
Sweden - 7.8
Netherlands - 4.7
Switzerland - 3.1
Canada - 2.4
Others - 8.7

TOP HOLDINGS (% of Fund's net assets)
SAP SE	7.0
Safran SA	4.7
CRH PLC	3.8
Linde PLC	3.5
ASML Holding NV	3.4
Atlas Copco AB A Shares	3.3
Compass Group PLC	3.1
Recruit Holdings Co Ltd	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.6
Experian PLC	2.5
36.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915763.100    2282-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Select International Small Cap Fund Fidelity® Series Select International Small Cap Fund : FSSJX

This semi-annual shareholder report contains information about Fidelity® Series Select International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Select International Small Cap Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$212,113,757
Number of Holdings	179
Portfolio Turnover	2%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	21.6
Financials	13.6
Consumer Discretionary	12.8
Materials	9.6
Real Estate	8.6
Health Care	7.1
Information Technology	7.0
Consumer Staples	5.5
Communication Services	5.1
Energy	2.7
Utilities	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.9
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 37.7
United Kingdom - 12.9
Australia - 7.2
United States - 4.6
France - 4.4
Sweden - 3.6
Germany - 3.5
Spain - 3.4
Italy - 2.9
Others - 19.8

TOP HOLDINGS (% of Fund's net assets)
Mitie Group PLC	1.0
Bankinter SA	1.0
Banca Generali SpA	0.9
VZ Holding AG	0.9
Hokuhoku Financial Group Inc	0.9
Cosmos Pharmaceutical Corp	0.8
SpareBank 1 SMN	0.8
JET2 PLC	0.8
Food & Life Cos Ltd	0.8
Sanwa Holdings Corp	0.8
8.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915833.100    6955-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series International Small Cap Fund Fidelity® Series International Small Cap Fund : FSTSX

This semi-annual shareholder report contains information about Fidelity® Series International Small Cap Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Small Cap Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$3,675,889,376
Number of Holdings	286
Portfolio Turnover	36%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	32.3
Information Technology	18.8
Consumer Discretionary	12.5
Financials	7.2
Communication Services	6.6
Materials	5.8
Consumer Staples	4.6
Health Care	4.3
Real Estate	3.7
Energy	2.0
Utilities	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 29.9
United Kingdom - 17.4
Sweden - 12.3
Germany - 5.4
Netherlands - 5.3
Canada - 4.4
United States - 3.8
France - 3.6
Italy - 2.6
Others - 15.3

TOP HOLDINGS (% of Fund's net assets)
Lagercrantz Group AB B Shares	3.7
AddTech AB B Shares	3.2
Azbil Corp	3.0
CTS Eventim AG & Co KGaA	2.1
Aalberts NV	2.0
Spectris PLC	1.9
Interpump Group SpA	1.8
Games Workshop Group PLC	1.7
Howden Joinery Group PLC	1.6
KBC Ancora	1.4
22.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915765.100    2284-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Overseas Fund Fidelity® Series Overseas Fund : FSOSX

This semi-annual shareholder report contains information about Fidelity® Series Overseas Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Overseas Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$14,723,169,641
Number of Holdings	83
Portfolio Turnover	47%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.2
Industrials	27.1
Information Technology	12.9
Health Care	7.8
Materials	6.9
Communication Services	6.6
Consumer Discretionary	5.9
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 17.8
United Kingdom - 17.0
Japan - 14.0
Germany - 12.3
France - 11.5
Netherlands - 6.5
Italy - 4.1
Spain - 3.3
Denmark - 2.9
Others - 10.6

TOP HOLDINGS (% of Fund's net assets)
SAP SE	3.4
RELX PLC	2.4
Hitachi Ltd	2.4
Allianz SE	2.3
Tokio Marine Holdings Inc	2.2
Safran SA	2.2
London Stock Exchange Group PLC	2.2
Wolters Kluwer NV	2.2
Deutsche Boerse AG	2.0
3i Group PLC	2.0
23.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915811.100    3468-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series Sustainable Emerging Markets Fund Fidelity® Series Sustainable Emerging Markets Fund : FEMYX

This semi-annual shareholder report contains information about Fidelity® Series Sustainable Emerging Markets Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Sustainable Emerging Markets Fund	$ 1	0.01%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$10,156,370
Number of Holdings	177
Portfolio Turnover	76%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	29.4
Information Technology	21.5
Consumer Discretionary	13.7
Communication Services	9.0
Consumer Staples	4.6
Industrials	4.5
Energy	4.0
Materials	3.3
Health Care	3.0
Utilities	2.9
Real Estate	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.3
Taiwan - 16.5
India - 13.8
Korea (South) - 9.7
Brazil - 6.4
South Africa - 5.0
Saudi Arabia - 3.0
United States - 2.6
Mexico - 2.5
Others - 11.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.8
Tencent Holdings Ltd	6.0
Reliance Industries Ltd GDR	3.6
Samsung Electronics Co Ltd	3.2
China Construction Bank Corp H Shares	3.1
ICICI Bank Ltd ADR	2.7
HDFC Bank Ltd ADR	2.2
Axis Bank Ltd GDR	1.9
Al Rajhi Bank	1.9
Infosys Ltd ADR	1.7
37.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915834.100    7317-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity® Sustainable International Equity Fund : FSYRX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable International Equity Fund	$ 53	1.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915819.100    6462-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® SAI International SMA Completion Fund Fidelity® SAI International SMA Completion Fund : FISZX

This semi-annual shareholder report contains information about Fidelity® SAI International SMA Completion Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI International SMA Completion Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$1,038,889,866
Number of Holdings	47
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	37.7
Financials	21.4
Health Care	8.8
Consumer Discretionary	7.8
Information Technology	7.4
Materials	6.1
Consumer Staples	1.9
Communication Services	1.8
Energy	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.5
Short-Term Investments and Net Other Assets (Liabilities) - 6.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 24.2
Germany - 12.5
Sweden - 10.0
France - 8.1
Canada - 7.3
United States - 7.3
United Kingdom - 6.0
Spain - 4.1
Switzerland - 2.4
Others - 18.1

TOP HOLDINGS (% of Fund's net assets)
Mitsubishi Heavy Industries Ltd	6.2
Thales SA	5.9
Investor AB B Shares	4.9
Constellation Software Inc/Canada	4.8
Fresenius SE & Co KGaA	4.6
Heidelberg Materials AG	4.1
CaixaBank SA	4.1
Indutrade AB	3.9
ITOCHU Corp	3.9
Hannover Rueck SE	3.8
46.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915809.100    3358-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class C : FSYCX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	2.05%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915821.100    6464-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class M : FSYMX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 78	1.55%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915822.100    6465-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M : FSYNX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 87	1.75%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915828.100    6471-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable International Equity Fund Fidelity Advisor® Sustainable International Equity Fund Class Z : FSQZX

This semi-annual shareholder report contains information about Fidelity® Sustainable International Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.90%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$12,982,861
Number of Holdings	83
Portfolio Turnover	38%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	27.9
Industrials	19.3
Health Care	11.0
Consumer Discretionary	10.3
Information Technology	9.4
Materials	6.0
Consumer Staples	5.5
Utilities	3.5
Communication Services	3.2
Real Estate	0.9
Energy	0.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 19.7
France - 12.5
United Kingdom - 11.7
United States - 10.3
Germany - 8.9
Netherlands - 8.0
Italy - 4.4
Australia - 3.6
Sweden - 2.6
Others - 18.3

TOP HOLDINGS (% of Fund's net assets)
Hitachi Ltd	4.2
Sony Group Corp	3.8
ITOCHU Corp	3.5
AXA SA	3.2
UniCredit SpA	2.9
SAP SE	2.9
CRH PLC (United Kingdom)	2.7
Koninklijke KPN NV	2.5
Danone SA	2.3
Schneider Electric SE	2.3
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915824.100    6467-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A : FSWAX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	1.50%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915826.100    6469-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z : FSZZX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 55	1.10%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915830.100    6473-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Sustainable Emerging Markets Equity Fund Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C : FSYKX

This semi-annual shareholder report contains information about Fidelity® Sustainable Emerging Markets Equity Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	2.25%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$6,831,469
Number of Holdings	120
Portfolio Turnover	85%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Information Technology	23.0
Consumer Discretionary	16.5
Communication Services	11.9
Industrials	6.5
Health Care	4.5
Energy	3.2
Materials	2.3
Real Estate	2.0
Consumer Staples	1.3
Utilities	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.4
Short-Term Investments and Net Other Assets (Liabilities) - 2.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 29.2
Taiwan - 16.1
India - 15.2
Korea (South) - 9.1
Brazil - 5.9
Mexico - 4.1
South Africa - 4.0
Indonesia - 2.7
United States - 2.6
Others - 11.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.8
Tencent Holdings Ltd	7.1
Alibaba Group Holding Ltd	4.2
Samsung Electronics Co Ltd	3.9
Reliance Industries Ltd	2.5
BYD Co Ltd H Shares	2.3
China Construction Bank Corp H Shares	2.3
Bharti Airtel Ltd	2.0
HDFC Bank Ltd	1.7
Grupo Financiero Banorte SAB de CV	1.6
37.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915827.100    6470-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Global Commodity Stock Fund Fidelity Advisor® Global Commodity Stock Fund Class Z : FIQRX

This semi-annual shareholder report contains information about Fidelity® Global Commodity Stock Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.76%
Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$833,980,346
Number of Holdings	56
Portfolio Turnover	35%
What did the Fund invest in?
(as of April 30, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	33.6
Metals & Mining	30.2
Food Products	10.7
Chemicals	8.5
Paper & Forest Products	7.9
Energy Equipment & Services	4.7
Containers & Packaging	1.5
Machinery	1.4
Construction Materials	0.7
Others	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 50.6
Canada - 24.2
Brazil - 7.2
South Africa - 4.8
Finland - 3.6
Zambia - 3.0
Australia - 2.1
India - 1.7
Sweden - 1.7
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
Wheaton Precious Metals Corp	6.0
Exxon Mobil Corp	6.0
Shell PLC	5.6
Archer-Daniels-Midland Co	4.5
Corteva Inc	4.3
Energy Transfer LP	3.2
Teck Resources Ltd Class B	3.2
South Bow Corp	3.2
Kodiak Gas Services Inc	3.1
JBS S/A	3.0
42.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915761.100    3276-TSRS-0625

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2025
Fidelity® Series International Value Fund Fidelity® Series International Value Fund : FINVX

This semi-annual shareholder report contains information about Fidelity® Series International Value Fund for the period November 1, 2024 to April 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Value Fund	$ 0 A	0.01%
A Amount represents less than $.50

Key Fund Statistics
(as of April 30, 2025)

KEY FACTS
Fund Size	$15,024,454,122
Number of Holdings	108
Portfolio Turnover	33%
What did the Fund invest in?
(as of April 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	41.3
Industrials	16.7
Materials	10.9
Health Care	6.5
Energy	6.4
Consumer Discretionary	5.3
Consumer Staples	4.0
Communication Services	3.5
Information Technology	3.0
Utilities	0.7
Real Estate	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.7
Preferred Stocks - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 21.9
United Kingdom - 14.6
Germany - 14.4
United States - 11.4
France - 10.4
Italy - 5.1
Switzerland - 3.9
Australia - 3.6
Spain - 3.5
Others - 11.2

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
Banco Santander SA	2.9
AXA SA	2.8
Rheinmetall AG	2.7
Zurich Insurance Group AG	2.3
Mitsubishi UFJ Financial Group Inc	2.3
Sumitomo Mitsui Financial Group Inc	2.2
Roche Holding AG	2.2
BAE Systems PLC	2.2
Hitachi Ltd	2.2
24.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915764.100    2283-TSRS-0625

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Select International Small Cap Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Select International Small Cap Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($)
AUSTRALIA - 7.2%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
CAR Group Ltd	44,788	955,968
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Amotiv Ltd	176,313	874,271
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Beach Energy Ltd	907,295	682,947
Whitehaven Coal Ltd	240,166	768,228
		1,451,175
Financials - 1.4%
Insurance - 1.4%
nib holdings Ltd/Australia	294,606	1,285,261
Steadfast Group Ltd	433,321	1,628,362
		2,913,623
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
Ansell Ltd	59,283	1,150,064
Industrials - 1.1%
Construction & Engineering - 0.4%
Ventia Services Group Pty Ltd	327,819	887,565
Professional Services - 0.7%
ALS Ltd	139,630	1,532,085
TOTAL INDUSTRIALS		2,419,650

Materials - 2.0%
Chemicals - 0.4%
Dyno Nobel Ltd	637,945	926,042
Metals & Mining - 1.6%
Evolution Mining Ltd	236,759	1,187,352
Imdex Ltd	563,272	1,065,595
Sandfire Resources Ltd (a)	140,348	893,861
		3,146,808
TOTAL MATERIALS		4,072,850

Real Estate - 0.6%
Specialized REITs - 0.6%
National Storage REIT unit	914,480	1,344,665
TOTAL AUSTRALIA		15,182,266
AUSTRIA - 1.1%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Schoeller-Bleckmann Oilfield Equipment AG	24,418	867,202
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
AT&S Austria Technologie & Systemtechnik AG (a)	30,327	489,229
Materials - 0.5%
Construction Materials - 0.5%
Wienerberger AG	30,562	1,069,132
TOTAL AUSTRIA		2,425,563
BAILIWICK OF JERSEY - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
JTC PLC (b)(c)	122,082	1,356,907
BELGIUM - 2.8%
Communication Services - 0.3%
Entertainment - 0.3%
Kinepolis Group NV	23,086	795,050
Financials - 0.7%
Banks - 0.7%
KBC Ancora	22,429	1,463,542
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fagron	61,065	1,418,138
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Barco NV	72,666	991,129
Real Estate - 0.6%
Industrial REITs - 0.6%
Warehouses De Pauw CVA (a)	47,039	1,197,917
TOTAL BELGIUM		5,865,776
FINLAND - 2.8%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Puuilo Oyj	79,571	1,130,381
Industrials - 0.6%
Machinery - 0.6%
Konecranes Oyj A Shares	18,837	1,254,762
Materials - 1.0%
Chemicals - 0.5%
Kemira Oyj	47,711	980,997
Containers & Packaging - 0.5%
Huhtamaki Oyj	29,178	1,071,620
TOTAL MATERIALS		2,052,617

Utilities - 0.7%
Electric Utilities - 0.7%
Fortum Oyj	90,175	1,506,272
TOTAL FINLAND		5,944,032
FRANCE - 4.4%
Communication Services - 0.8%
Entertainment - 0.3%
Vivendi SE	240,478	744,811
Media - 0.5%
IPSOS SA	22,052	1,038,736
TOTAL COMMUNICATION SERVICES		1,783,547

Consumer Discretionary - 0.3%
Household Durables - 0.3%
SEB SA	6,630	621,142
Energy - 0.8%
Energy Equipment & Services - 0.8%
Vallourec SACA (a)	88,611	1,636,744
Health Care - 0.7%
Pharmaceuticals - 0.7%
Euroapi SA (a)	101,810	316,481
Virbac SACA	3,569	1,253,980
		1,570,461
Industrials - 1.3%
Commercial Services & Supplies - 0.7%
Elis SA	56,155	1,435,159
Trading Companies & Distributors - 0.6%
Rexel SA	45,793	1,265,270
TOTAL INDUSTRIALS		2,700,429

Materials - 0.5%
Construction Materials - 0.5%
Vicat SACA	17,224	960,001
TOTAL FRANCE		9,272,324
GERMANY - 3.0%
Consumer Discretionary - 0.7%
Automobile Components - 0.7%
SAF-Holland SE	77,789	1,402,922
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Gerresheimer AG	12,058	811,398
Industrials - 0.7%
Aerospace & Defense - 0.5%
Hensoldt AG	13,928	1,076,083
Machinery - 0.2%
Stabilus SE	13,105	360,758
TOTAL INDUSTRIALS		1,436,841

Information Technology - 0.5%
Software - 0.5%
Mensch und Maschine Software SE	17,569	1,134,473
Materials - 0.3%
Chemicals - 0.3%
LANXESS AG	23,618	701,533
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Patrizia SE	104,325	868,657
TOTAL GERMANY		6,355,824
HONG KONG - 1.3%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Luk Fook Holdings International Ltd	471,635	1,028,943
Industrials - 0.2%
Marine Transportation - 0.2%
Pacific Basin Shipping Ltd	1,807,235	405,460
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASMPT Ltd	101,425	682,653
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Hysan Development Co Ltd	395,383	645,411
TOTAL HONG KONG		2,762,467
IRELAND - 1.3%
Consumer Staples - 0.8%
Beverages - 0.8%
C&C Group PLC	828,146	1,518,651
Financials - 0.5%
Banks - 0.5%
Bank of Ireland Group PLC	98,296	1,149,736
TOTAL IRELAND		2,668,387
ISRAEL - 2.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Bezeq The Israeli Telecommunication Corp Ltd	1,042,759	1,581,740
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	20,273	1,550,398
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (Israel) (a)	6,262	1,201,103
TOTAL ISRAEL		4,333,241
ITALY - 2.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
RAI Way SpA (b)(c)	180,932	1,238,012
Consumer Discretionary - 0.6%
Automobile Components - 0.6%
Brembo NV	127,054	1,183,130
Financials - 0.9%
Capital Markets - 0.9%
Banca Generali SpA	31,641	1,867,499
Health Care - 0.5%
Pharmaceuticals - 0.5%
Recordati Industria Chimica e Farmaceutica SpA	18,367	1,078,846
Industrials - 0.3%
Machinery - 0.3%
GVS SpA (a)(b)(c)	166,176	804,779
TOTAL ITALY		6,172,266
JAPAN - 37.7%
Communication Services - 1.2%
Entertainment - 0.6%
Daiichikosho Co Ltd	104,631	1,221,354
Wireless Telecommunication Services - 0.6%
Okinawa Cellular Telephone Co	42,728	1,265,583
TOTAL COMMUNICATION SERVICES		2,486,937

Consumer Discretionary - 6.2%
Automobile Components - 1.0%
Shoei Co Ltd	94,692	1,107,323
Stanley Electric Co Ltd	58,474	1,094,803
		2,202,126
Distributors - 0.6%
PALTAC Corp	42,752	1,182,272
Hotels, Restaurants & Leisure - 1.3%
Food & Life Cos Ltd	47,211	1,731,862
Kyoritsu Maintenance Co Ltd	52,758	1,113,977
		2,845,839
Household Durables - 1.7%
Haseko Corp	105,448	1,506,074
Nikon Corp	108,543	1,043,690
Rinnai Corp	43,209	967,957
		3,517,721
Leisure Products - 0.6%
Sega Sammy Holdings Inc	56,583	1,184,254
Specialty Retail - 1.0%
Nextage Co Ltd	98,401	1,228,464
Workman Co Ltd	29,609	936,024
		2,164,488
TOTAL CONSUMER DISCRETIONARY		13,096,700

Consumer Staples - 3.1%
Consumer Staples Distribution & Retail - 0.8%
Cosmos Pharmaceutical Corp	27,447	1,767,028
Food Products - 1.9%
Kotobuki Spirits Co Ltd	81,109	1,204,325
Morinaga & Co Ltd/Japan	68,616	1,221,584
Toyo Suisan Kaisha Ltd	22,224	1,433,104
		3,859,013
Personal Care Products - 0.4%
Milbon Co Ltd	47,254	894,316
TOTAL CONSUMER STAPLES		6,520,357

Financials - 3.6%
Banks - 2.3%
Hokuhoku Financial Group Inc	96,687	1,720,999
Kyoto Financial Group Inc	80,288	1,370,702
Suruga Bank Ltd	193,096	1,698,942
		4,790,643
Financial Services - 1.3%
Fuyo General Lease Co Ltd	48,259	1,343,340
Zenkoku Hosho Co Ltd	74,372	1,607,805
		2,951,145
TOTAL FINANCIALS		7,741,788

Health Care - 2.7%
Health Care Equipment & Supplies - 0.4%
Nagaileben Co Ltd	55,779	821,197
Health Care Providers & Services - 1.2%
As One Corp	74,904	1,184,749
H.U. Group Holdings Inc	69,016	1,351,551
		2,536,300
Pharmaceuticals - 1.1%
Kissei Pharmaceutical Co Ltd	36,688	960,950
Sawai Group Holdings Co Ltd	92,977	1,332,748
		2,293,698
TOTAL HEALTH CARE		5,651,195

Industrials - 10.0%
Air Freight & Logistics - 0.0%
AZ-COM MARUWA Holdings Inc	14,800	136,634
Building Products - 0.8%
Sanwa Holdings Corp	52,570	1,722,919
Commercial Services & Supplies - 1.0%
Daiei Kankyo Co Ltd	59,207	1,208,738
Park24 Co Ltd	67,875	960,589
		2,169,327
Construction & Engineering - 1.3%
Penta-Ocean Construction Co Ltd	239,101	1,371,261
Sumitomo Mitsui Construction Co Ltd	373,976	1,323,485
		2,694,746
Electrical Equipment - 0.7%
SWCC Corp	31,761	1,439,441
Ground Transportation - 0.6%
Kyushu Railway Co	51,112	1,313,726
Machinery - 3.5%
Daihatsu Diesel Manufacturing Co Ltd	80,445	1,012,736
Galilei Co Ltd	55,309	1,107,882
Hosokawa Micron Corp	38,394	1,066,052
IHI Corp	19,276	1,509,932
Meidensha Corp	37,561	1,029,788
Miura Co Ltd	36,335	773,815
Takeuchi Manufacturing Co Ltd	26,773	834,199
		7,334,404
Professional Services - 0.8%
BayCurrent Inc	30,760	1,657,460
Trading Companies & Distributors - 0.7%
Inaba Denki Sangyo Co Ltd	52,734	1,386,029
Transportation Infrastructure - 0.6%
Kamigumi Co Ltd	53,510	1,307,623
TOTAL INDUSTRIALS		21,162,309

Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 2.2%
Anritsu Corp	92,697	926,127
Daiwabo Holdings Co Ltd	74,473	1,259,707
Dexerials Corp	62,391	730,470
Maruwa Co Ltd/Aichi	4,535	921,717
Riken Keiki Co Ltd	42,059	784,819
		4,622,840
IT Services - 1.5%
Digital Garage Inc	30,363	954,551
NSD Co Ltd	50,747	1,192,189
Zuken Inc	30,363	1,095,769
		3,242,509
Semiconductors & Semiconductor Equipment - 0.4%
SUMCO Corp	129,324	891,830
TOTAL INFORMATION TECHNOLOGY		8,757,179

Materials - 3.7%
Chemicals - 1.3%
Kaneka Corp	44,418	1,082,957
Kuraray Co Ltd	74,933	875,329
Resonac Holdings Corp	45,812	833,227
		2,791,513
Construction Materials - 0.5%
Maeda Kosen Co Ltd	82,030	1,172,103
Containers & Packaging - 0.6%
FP Corp	55,309	1,191,437
Metals & Mining - 1.3%
Dowa Holdings Co Ltd	29,729	953,843
Toho Titanium Co Ltd	106,600	757,488
UACJ Corp	29,454	991,894
		2,703,225
TOTAL MATERIALS		7,858,278

Real Estate - 2.7%
Diversified REITs - 0.4%
Daiwa House REIT Investment Corp	474	793,315
Industrial REITs - 0.6%
SOSiLA Logistics REIT Inc	1,571	1,214,124
Real Estate Management & Development - 1.2%
Relo Group Inc	83,237	1,095,040
Tokyo Tatemono Co Ltd	85,007	1,524,034
		2,619,074
Residential REITs - 0.5%
Daiwa Securities Living Investment Corporation	1,760	1,110,309
TOTAL REAL ESTATE		5,736,822

Utilities - 0.4%
Gas Utilities - 0.4%
Nippon Gas Co Ltd	56,479	1,039,082
TOTAL JAPAN		80,050,647
JORDAN - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Hikma Pharmaceuticals PLC	22,524	595,851
NETHERLANDS - 1.3%
Industrials - 0.4%
Electrical Equipment - 0.4%
TKH Group NV depository receipt	20,778	816,781
Materials - 0.3%
Chemicals - 0.3%
OCI NV	71,258	589,290
Real Estate - 0.6%
Retail REITs - 0.6%
Eurocommercial Properties NV	46,666	1,345,429
TOTAL NETHERLANDS		2,751,500
NEW ZEALAND - 1.2%
Industrials - 0.5%
Building Products - 0.5%
Fletcher Building Ltd (a)	567,380	1,033,049
Utilities - 0.7%
Electric Utilities - 0.7%
Contact Energy Ltd	289,575	1,525,477
TOTAL NEW ZEALAND		2,558,526
NORWAY - 1.6%
Energy - 0.8%
Energy Equipment & Services - 0.8%
DOF Group ASA A Shares (a)	141,121	1,096,722
TGS ASA	72,982	539,820
		1,636,542
Financials - 0.8%
Banks - 0.8%
SpareBank 1 SMN	97,528	1,763,742
TOTAL NORWAY		3,400,284
SINGAPORE - 1.0%
Real Estate - 1.0%
Hotel & Resort REITs - 0.4%
CDL Hospitality Trusts unit	1,385,839	843,859
Industrial REITs - 0.6%
Mapletree Industrial Trust	811,707	1,255,614
TOTAL SINGAPORE		2,099,473
SPAIN - 3.4%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
CIE Automotive SA	41,362	1,089,424
Financials - 1.5%
Banks - 1.0%
Bankinter SA	160,335	1,859,948
Insurance - 0.5%
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	788,750	1,143,725
TOTAL FINANCIALS		3,003,673

Industrials - 1.0%
Air Freight & Logistics - 0.8%
Logista Integral SA	46,927	1,601,217
Machinery - 0.2%
Fluidra SA	24,595	566,165
TOTAL INDUSTRIALS		2,167,382

Materials - 0.4%
Metals & Mining - 0.4%
Acerinox SA	79,732	897,373
TOTAL SPAIN		7,157,852
SWEDEN - 3.6%
Consumer Staples - 0.5%
Food Products - 0.5%
AAK AB	41,315	1,078,879
Financials - 0.7%
Capital Markets - 0.7%
Avanza Bank Holding AB	44,486	1,484,324
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
AddLife AB B Shares	79,090	1,497,436
Industrials - 1.2%
Commercial Services & Supplies - 0.6%
Loomis AB	30,771	1,286,171
Trading Companies & Distributors - 0.6%
AddTech AB B Shares	35,951	1,207,355
TOTAL INDUSTRIALS		2,493,526

Information Technology - 0.5%
IT Services - 0.5%
Atea ASA	84,963	1,159,693
TOTAL SWEDEN		7,713,858
SWITZERLAND - 2.5%
Consumer Staples - 0.4%
Food Products - 0.4%
Barry Callebaut AG	833	747,868
Financials - 0.9%
Capital Markets - 0.9%
VZ Holding AG	8,837	1,818,044
Industrials - 0.5%
Machinery - 0.5%
Bucher Industries AG	2,480	1,066,699
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
PSP Swiss Property AG	8,789	1,564,311
TOTAL SWITZERLAND		5,196,922
UNITED KINGDOM - 12.9%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.6%
Zegona Communications plc (a)	133,739	1,204,862
Interactive Media & Services - 0.4%
Trustpilot Group PLC (a)(b)(c)	336,288	1,003,006
TOTAL COMMUNICATION SERVICES		2,207,868

Consumer Discretionary - 3.1%
Broadline Retail - 0.6%
B&M European Value Retail SA	290,936	1,304,325
Distributors - 0.6%
Inchcape PLC	136,522	1,221,746
Diversified Consumer Services - 0.5%
ME Group International PLC	429,266	1,152,747
Household Durables - 0.6%
Vistry Group PLC (a)	162,330	1,361,194
Leisure Products - 0.6%
Games Workshop Group PLC	5,801	1,191,346
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC	33,507	326,317
TOTAL CONSUMER DISCRETIONARY		6,557,675

Financials - 2.0%
Capital Markets - 0.6%
Intermediate Capital Group PLC	48,544	1,213,670
Insurance - 1.4%
Lancashire Holdings Ltd	210,813	1,581,752
Sabre Insurance Group PLC (b)(c)	847,957	1,421,631
		3,003,383
TOTAL FINANCIALS		4,217,053

Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
ConvaTec Group PLC (b)(c)	348,200	1,205,592
Industrials - 3.3%
Aerospace & Defense - 0.5%
Senior PLC	586,534	1,083,400
Commercial Services & Supplies - 1.0%
Mitie Group PLC	985,483	1,893,855
Industrial Conglomerates - 0.6%
DCC PLC	20,370	1,326,407
Machinery - 0.4%
IMI PLC	38,503	907,213
Passenger Airlines - 0.8%
JET2 PLC	83,205	1,755,346
TOTAL INDUSTRIALS		6,966,221

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Spectris PLC	30,880	823,076
Materials - 0.9%
Chemicals - 0.4%
Elementis PLC	490,526	818,462
Metals & Mining - 0.5%
Hill & Smith PLC	45,044	1,074,540
TOTAL MATERIALS		1,893,002

Real Estate - 1.7%
Real Estate Management & Development - 1.1%
Grainger PLC	331,921	951,055
Savills PLC	112,710	1,392,434
		2,343,489
Residential REITs - 0.6%
UNITE Group PLC/The	104,442	1,197,728
TOTAL REAL ESTATE		3,541,217

TOTAL UNITED KINGDOM		27,411,704
TOTAL COMMON STOCKS (Cost $194,105,673)		201,275,670

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
GERMANY - 0.5%
Industrials - 0.5%
Machinery - 0.5%
Jungheinrich AG (Cost $934,739)	27,339	986,116

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $9,425,292)	4.33	9,423,407	9,425,292

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $204,465,704)	211,687,078
NET OTHER ASSETS (LIABILITIES) - 0.2%	426,679
NET ASSETS - 100.0%	212,113,757

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,029,927 or 3.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,029,927 or 3.3% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	197,182,946	187,757,654	78,396	-	-	9,425,292	9,423,407	0.0%
Total	-	197,182,946	187,757,654	78,396	-	-	9,425,292

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,049,122	10,093,154	955,968	-
Consumer Discretionary	26,984,588	23,234,236	3,750,352	-
Consumer Staples	11,416,153	11,416,153	-	-
Energy	5,591,663	4,140,488	1,451,175	-
Financials	28,779,931	25,866,308	2,913,623	-
Health Care	14,978,981	13,828,917	1,150,064	-
Industrials	44,727,888	38,107,797	6,620,091	-
Information Technology	15,238,535	14,346,705	891,830	-
Materials	20,094,076	13,358,827	6,735,249	-
Real Estate	18,343,902	13,375,730	4,968,172	-
Utilities	4,070,831	2,545,354	1,525,477	-

Non-Convertible Preferred Stocks
Industrials	986,116	986,116	-	-

Money Market Funds	9,425,292	9,425,292	-	-
Total Investments in Securities:	211,687,078	180,725,077	30,962,001	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $195,040,412)	$202,261,786
Fidelity Central Funds (cost $9,425,292)	9,425,292

Total Investment in Securities (cost $204,465,704)		$211,687,078
Foreign currency held at value (cost $61,509)		61,510
Receivable for investments sold		116,776
Receivable for fund shares sold		1,260,343
Dividends receivable		500,159
Distributions receivable from Fidelity Central Funds		78,048
Receivable from investment adviser for expense reductions		4,734
Total assets		213,708,648
Liabilities
Payable for investments purchased	$1,588,617
Accrued management fee	1,254
Other payables and accrued expenses	5,020
Total liabilities		1,594,891
Net Assets		$212,113,757
Net Assets consist of:
Paid in capital		$204,321,988
Total accumulated earnings (loss)		7,791,769
Net Assets		$212,113,757
Net Asset Value, offering price and redemption price per share ($212,113,757 ÷ 17,505,359 shares)		$12.12
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$437,927
Special dividends		175,205
Income from Fidelity Central Funds		78,396
Income before foreign taxes withheld		$691,528
Less foreign taxes withheld		(23,521)
Total income		668,007
Expenses
Custodian fees and expenses	$6,434
Independent trustees' fees and expenses	3
Total expenses before reductions	6,437
Expense reductions	(5,846)
Total expenses after reductions		591
Net Investment income (loss)		667,416
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,473
Foreign currency transactions	(90,576)
Total net realized gain (loss)		(87,103)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	7,081,768
Assets and liabilities in foreign currencies	8,969
Total change in net unrealized appreciation (depreciation)		7,090,737
Net gain (loss)		7,003,634
Net increase (decrease) in net assets resulting from operations		$7,671,050
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$667,416	$40,016
Net realized gain (loss)	(87,103)	40,650
Change in net unrealized appreciation (depreciation)	7,090,737	119,572
Net increase (decrease) in net assets resulting from operations	7,671,050	200,238
Distributions to shareholders	(88,511)	(68,011)

Share transactions
Proceeds from sales of shares	203,800,919	-
Reinvestment of distributions	88,511	68,011
Cost of shares redeemed	(638,847)	-

Net increase (decrease) in net assets resulting from share transactions	203,250,583	68,011
Total increase (decrease) in net assets	210,833,122	200,238

Net Assets
Beginning of period	1,280,635	1,080,397
End of period	$212,113,757	$1,280,635

Other Information
Shares
Sold	17,447,658	-
Issued in reinvestment of distributions	7,889	6,072
Redeemed	(56,571)	-
Net increase (decrease)	17,398,976	6,072

Financial Highlights
Fidelity® Series Select International Small Cap Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.77	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.31 D	.38	.31
Net realized and unrealized gain (loss)	.60	1.57	.49
Total from investment operations	.91	1.95	.80
Distributions from net investment income	(.46)	(.43)	(.03)
Distributions from net realized gain	(.37)	(.25)	-
Total distributions	(.83)	(.68)	(.03)
Net asset value, end of period	$12.12	$12.04	$10.77
Total Return E,F	8.13%	18.56%	8.03%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.05% I	.22%	.23% I
Expenses net of fee waivers, if any	.01 % I	.01%	.01% I
Expenses net of all reductions, if any	.01% I	.01%	.01% I
Net investment income (loss)	4.95% D,I	3.14%	2.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$212,114	$1,281	$1,080
Portfolio turnover rate J	2 % I	18%	23% I

AFor the period November 4, 2022 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 4.20%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Select International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and passive foreign investment companies (PFIC).

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,434,798
Gross unrealized depreciation	(2,228,603)
Net unrealized appreciation (depreciation)	$7,206,195
Tax cost	$204,480,883

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Select International Small Cap Fund	194,337,162	407,291
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Select International Small Cap Fund	2,493,684	15,556	(674)
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $5,013.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $833.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9906199.102
SSI-SANN-0625
Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Opportunities Fund
Fidelity® Series International Growth Fund
Fidelity® Series International Small Cap Fund
Fidelity® Series International Value Fund

Semi-Annual Report
April 30, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Fund
Fidelity® Series Emerging Markets Opportunities Fund
Fidelity® Series International Growth Fund
Fidelity® Series International Small Cap Fund
Fidelity® Series International Value Fund
Notes to Financial Statements
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Emerging Markets Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.4%
	Shares	Value ($)
BRAZIL - 6.8%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleo Brasileiro SA	1,976,000	11,159,318
Petroleo Brasileiro SA ADR	762,315	8,606,536
PRIO SA/Brazil (b)	5,796,459	34,430,567
		54,196,421
Financials - 1.6%
Banks - 1.0%
Itau Unibanco Holding SA	3,567,721	22,367,605
NU Holdings Ltd/Cayman Islands Class A (b)	2,386,693	29,666,594
		52,034,199
Capital Markets - 0.6%
Banco BTG Pactual SA unit	4,611,532	30,967,549
TOTAL FINANCIALS		83,001,748

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	86,351,949	35,300,656
Industrials - 1.8%
Electrical Equipment - 0.8%
WEG SA	5,600,343	44,051,577
Ground Transportation - 1.0%
Localiza Rent a Car SA	7,134,868	54,009,838
TOTAL INDUSTRIALS		98,061,415

Materials - 1.7%
Metals & Mining - 1.7%
Gerdau SA ADR	8,747,260	22,830,349
Vale SA	967,379	9,010,450
Vale SA ADR	6,116,007	56,940,025
		88,780,824
TOTAL BRAZIL		359,341,064
CHINA - 26.6%
Communication Services - 6.6%
Entertainment - 0.5%
Netease Inc ADR	158,912	17,013,119
Tencent Music Entertainment Group Class A ADR	751,726	10,088,162
		27,101,281
Interactive Media & Services - 6.1%
Tencent Holdings Ltd	5,255,634	321,912,599
TOTAL COMMUNICATION SERVICES		349,013,880

Consumer Discretionary - 9.7%
Automobile Components - 0.1%
Fuyao Glass Industry Group Co Ltd A Shares (China)	1,034,649	8,268,090
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (b)	803,500	3,729,610
		11,997,700
Automobiles - 2.0%
BYD Co Ltd H Shares	2,054,577	97,584,694
Li Auto Inc ADR (b)(e)	297,879	7,265,269
		104,849,963
Broadline Retail - 5.3%
Alibaba Group Holding Ltd	10,594,769	158,180,233
Alibaba Group Holding Ltd ADR	354,500	42,337,935
JD.com Inc ADR	709,321	23,138,051
PDD Holdings Inc Class A ADR (b)	548,418	57,896,488
		281,552,707
Diversified Consumer Services - 0.3%
TAL Education Group Class A ADR (b)	1,674,485	14,651,744
Hotels, Restaurants & Leisure - 1.4%
Meituan B Shares (b)(c)(d)	1,580,025	26,161,166
Trip.com Group Ltd ADR	504,292	29,748,185
Yum China Holdings Inc	406,463	17,603,912
		73,513,263
Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd	2,563,883	30,397,267
TOTAL CONSUMER DISCRETIONARY		516,962,644

Consumer Staples - 0.7%
Beverages - 0.7%
Kweichow Moutai Co Ltd A Shares (China)	186,625	39,713,796
Financials - 4.1%
Banks - 2.7%
China Construction Bank Corp H Shares	75,345,780	61,981,804
China Merchants Bank Co Ltd H Shares	9,711,045	53,153,058
Industrial & Commercial Bank of China Ltd H Shares	40,041,079	27,466,417
		142,601,279
Insurance - 1.4%
China Life Insurance Co Ltd H Shares	7,787,968	14,259,264
PICC Property & Casualty Co Ltd H Shares	5,368,447	9,898,497
Ping An Insurance Group Co of China Ltd H Shares	8,712,945	52,147,297
		76,305,058
TOTAL FINANCIALS		218,906,337

Health Care - 1.4%
Biotechnology - 0.5%
Zai Lab Ltd (b)	2,276,726	7,252,288
Zai Lab Ltd ADR (b)	615,804	19,514,829
		26,767,117
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	593,020	17,914,150
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	9,564,125	29,719,869
TOTAL HEALTH CARE		74,401,136

Industrials - 0.8%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	588,286	18,787,513
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	601,128	6,828,814
Machinery - 0.3%
Airtac International Group	241,236	6,612,612
Zhejiang Dingli Machinery Co Ltd A Shares (China)	1,791,900	10,710,480
		17,323,092
TOTAL INDUSTRIALS		42,939,419

Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	3,912,800	16,635,488
Semiconductors & Semiconductor Equipment - 0.2%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	397,800	10,116,748
Technology Hardware, Storage & Peripherals - 1.3%
Xiaomi Corp B Shares (b)(c)(d)	10,426,330	66,751,497
TOTAL INFORMATION TECHNOLOGY		93,503,733

Materials - 0.9%
Metals & Mining - 0.9%
Zijin Mining Group Co Ltd H Shares	21,465,169	46,995,535
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings Inc ADR (e)	985,584	20,007,355
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd	1,023,275	8,078,121
TOTAL CHINA		1,410,521,956
GREECE - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
OPAP SA	456,665	10,124,206
Financials - 0.4%
Banks - 0.4%
Eurobank Ergasias Services and Holdings SA	7,632,581	21,661,458
TOTAL GREECE		31,785,664
HUNGARY - 1.9%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	890,115	65,524,827
Health Care - 0.6%
Pharmaceuticals - 0.6%
Richter Gedeon Nyrt	1,087,333	32,894,305
TOTAL HUNGARY		98,419,132
INDIA - 16.9%
Communication Services - 1.7%
Wireless Telecommunication Services - 1.7%
Bharti Airtel Ltd	4,174,648	91,960,532
Consumer Discretionary - 1.8%
Automobiles - 0.1%
Hyundai Motor India Ltd	156,198	3,148,248
Hotels, Restaurants & Leisure - 1.7%
Eternal Ltd (b)	24,532,813	67,054,901
MakeMyTrip Ltd (b)(e)	243,934	25,569,162
		92,624,063
TOTAL CONSUMER DISCRETIONARY		95,772,311

Consumer Staples - 0.1%
Tobacco - 0.1%
ITC Ltd	1,256,540	6,318,094
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Reliance Industries Ltd	7,195,041	119,306,743
Financials - 5.8%
Banks - 5.4%
Axis Bank Ltd	3,130,836	43,857,019
HDFC Bank Ltd	5,599,222	127,007,970
ICICI Bank Ltd	6,666,334	111,904,304
		282,769,293
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	2,266,752	19,901,989
TOTAL FINANCIALS		302,671,282

Health Care - 1.0%
Health Care Providers & Services - 0.8%
Max Healthcare Institute Ltd	3,061,951	39,672,653
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (b)	417,172	12,144,286
TOTAL HEALTH CARE		51,816,939

Industrials - 2.2%
Aerospace & Defense - 1.4%
Hindustan Aeronautics Ltd (d)	1,354,392	71,724,009
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	657,244	25,980,149
Professional Services - 0.3%
Computer Age Management Services Ltd	370,208	17,047,818
TOTAL INDUSTRIALS		114,751,976

Information Technology - 1.1%
IT Services - 1.1%
Infosys Ltd	1,834,684	32,389,431
Tata Consultancy Services Ltd	591,484	24,111,573
		56,501,004
Materials - 0.1%
Metals & Mining - 0.1%
Tata Steel Ltd	4,456,196	7,407,189
Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
NTPC Ltd	11,636,792	48,686,145
TOTAL INDIA		895,192,215
INDONESIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Bank Central Asia Tbk PT	129,722,248	68,972,102
Bank Mandiri Persero Tbk PT	17,859,959	5,274,181
Bank Negara Indonesia Persero Tbk PT	10,478,146	2,640,485
Bank Rakyat Indonesia Persero Tbk PT	42,374,206	9,814,281

TOTAL INDONESIA		86,701,049
KOREA (SOUTH) - 10.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.9%
KT Corp	1,231,240	44,900,691
Interactive Media & Services - 0.6%
Kakao Corp	316,675	8,489,956
NAVER Corp	177,980	24,991,448
		33,481,404
TOTAL COMMUNICATION SERVICES		78,382,095

Consumer Discretionary - 1.0%
Automobiles - 1.0%
Hyundai Motor Co	240,032	32,098,248
Kia Corp	316,041	20,044,276
		52,142,524
Consumer Staples - 0.7%
Tobacco - 0.7%
KT&G Corp	442,179	35,617,000
Financials - 0.9%
Banks - 0.5%
Hana Financial Group Inc	81,095	3,670,129
KB Financial Group Inc	340,458	21,472,413
		25,142,542
Insurance - 0.4%
Samsung Fire & Marine Insurance Co Ltd	82,919	21,831,484
TOTAL FINANCIALS		46,974,026

Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(c)(d)	30,107	22,235,586
Industrials - 1.1%
Aerospace & Defense - 0.7%
Hanwha Aerospace Co Ltd	16,872	9,462,695
Korea Aerospace Industries Ltd	482,849	28,203,530
		37,666,225
Machinery - 0.4%
Samsung Heavy Industries Co Ltd (b)	2,065,442	21,118,334
TOTAL INDUSTRIALS		58,784,559

Information Technology - 5.0%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	661,996	82,429,966
Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co Ltd	4,651,537	181,119,475
TOTAL INFORMATION TECHNOLOGY		263,549,441

TOTAL KOREA (SOUTH)		557,685,231
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	20,847,544	34,438,156
MEXICO - 4.0%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	11,396,583	9,833,007
Consumer Staples - 1.1%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV ADR	78,738	8,291,899
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	2,980,625	9,446,258
Food Products - 0.8%
Gruma SAB de CV Series B	2,194,133	41,930,256
TOTAL CONSUMER STAPLES		59,668,413

Financials - 1.4%
Banks - 1.4%
Grupo Financiero Banorte SAB de CV	8,485,814	72,921,618
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV Series B	386,246	7,842,110
Grupo Aeroportuario del Sureste SAB de CV Series B	328,527	10,406,887
		18,248,997
Materials - 0.6%
Construction Materials - 0.4%
Cemex SAB de CV ADR	2,633,100	16,246,227
Metals & Mining - 0.2%
Grupo Mexico SAB de CV Series B	2,492,367	12,950,827
TOTAL MATERIALS		29,197,054

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Corp Inmobiliaria Vesta SAB de CV ADR	865,632	23,735,629
TOTAL MEXICO		213,604,718
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	148,985	30,123,277
PHILIPPINES - 0.7%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	4,398,093	26,929,918
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	18,584,977	8,346,624
TOTAL PHILIPPINES		35,276,542
POLAND - 1.1%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Allegro.eu SA (b)(c)(d)	1,538,617	13,418,657
Specialty Retail - 0.0%
CCC SA (b)	21,400	1,231,398
TOTAL CONSUMER DISCRETIONARY		14,650,055

Financials - 0.8%
Banks - 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA	2,213,985	42,395,395
TOTAL POLAND		57,045,450
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (b)(f)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 1.6%
Financials - 1.6%
Banks - 1.6%
Al Rajhi Bank	2,142,955	55,645,588
Alinma Bank	1,507,625	11,656,014
Saudi National Bank/The	1,890,190	17,990,051

TOTAL SAUDI ARABIA		85,291,653
SINGAPORE - 0.5%
Communication Services - 0.5%
Entertainment - 0.5%
Sea Ltd Class A ADR (b)	206,000	27,614,300
SOUTH AFRICA - 3.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	1,949,666	12,861,689
Consumer Discretionary - 1.2%
Broadline Retail - 0.8%
Naspers Ltd Class N	135,173	35,551,671
Specialty Retail - 0.4%
Pepkor Holdings Ltd (c)(d)	15,923,129	22,958,582
TOTAL CONSUMER DISCRETIONARY		58,510,253

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Shoprite Holdings Ltd	1,129,090	17,331,581
Financials - 1.1%
Banks - 0.9%
Absa Group Ltd	896,582	8,230,166
Capitec Bank Holdings Ltd	145,700	26,960,913
Standard Bank Group Ltd	664,804	8,281,257
		43,472,336
Financial Services - 0.2%
FirstRand Ltd	3,048,692	11,903,851
TOTAL FINANCIALS		55,376,187

Materials - 0.6%
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd (b)	5,698,051	33,887,035
TOTAL SOUTH AFRICA		177,966,745
TAIWAN - 15.0%
Communication Services - 0.1%
Entertainment - 0.1%
International Games System Co Ltd	282,452	7,308,202
Industrials - 0.2%
Machinery - 0.2%
Hiwin Technologies Corp	1,911,000	13,164,987
Information Technology - 14.7%
Communications Equipment - 0.4%
Accton Technology Corp	1,140,000	21,191,617
Electronic Equipment, Instruments & Components - 1.2%
Chroma ATE Inc	1,584,075	14,451,493
E Ink Holdings Inc	1,402,779	9,779,667
Hon Hai Precision Industry Co Ltd	9,056,458	40,268,635
		64,499,795
Semiconductors & Semiconductor Equipment - 13.1%
Alchip Technologies Ltd	79,477	5,300,502
ASE Technology Holding Co Ltd	8,374,943	35,616,036
eMemory Technology Inc	409,861	32,936,719
MediaTek Inc	1,289,409	54,681,567
Taiwan Semiconductor Manufacturing Co Ltd	19,835,835	560,917,109
		689,451,933
TOTAL INFORMATION TECHNOLOGY		775,143,345

TOTAL TAIWAN		795,616,534
THAILAND - 0.2%
Financials - 0.2%
Banks - 0.2%
SCB X PCL	3,677,335	13,105,342
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	860,470	4,240,064
TOTAL THAILAND		17,345,406
TURKEY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	7,922,586	20,683,857
Materials - 0.0%
Construction Materials - 0.0%
Oyak Cimento Fabrikalari AS	3,607,378	2,196,583
TOTAL TURKEY		22,880,440
UNITED ARAB EMIRATES - 1.7%
Energy - 0.9%
Energy Equipment & Services - 0.9%
ADNOC Drilling Co PJSC	35,956,597	47,967,582
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	5,915,258	18,745,620
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC	6,342,900	22,622,069
TOTAL UNITED ARAB EMIRATES		89,335,271
UNITED KINGDOM - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	857,148	36,137,360
TOTAL COMMON STOCKS (Cost $4,025,612,488)		5,062,322,164

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025	4.24	1,700,000	1,694,420
US Treasury Bills 0% 6/12/2025	4.24 to 4.25	120,000	119,408
US Treasury Bills 0% 6/5/2025	4.25	100,000	99,589
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	3,260,000	3,233,407
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,146,763)			5,146,824

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	156,358,426	156,389,698
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	21,956,469	21,958,664
TOTAL MONEY MARKET FUNDS (Cost $178,348,362)			178,348,362

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $4,209,107,613)	5,245,817,350
NET OTHER ASSETS (LIABILITIES) - 1.1%	60,604,306
NET ASSETS - 100.0%	5,306,421,656

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,444	Jun 2025	80,142,000	(46,851)	(46,851)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,448,002 or 4.5% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $308,172,011 or 5.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	345,627,746	917,452,293	1,106,690,341	5,076,602	-	-	156,389,698	156,358,426	0.3%
Fidelity Securities Lending Cash Central Fund	61,570,305	406,439,750	446,051,391	165,940	-	-	21,958,664	21,956,469	0.1%
Total	407,198,051	1,323,892,043	1,552,741,732	5,242,542	-	-	178,348,362

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	576,973,705	77,410,277	499,563,428	-
Consumer Discretionary	748,161,993	331,892,527	416,269,466	-
Consumer Staples	158,648,884	76,999,994	81,648,890	-
Energy	221,470,746	102,164,003	119,306,743	-
Financials	1,177,837,976	620,139,365	557,698,610	1
Health Care	220,888,686	117,429,659	103,459,027	-
Industrials	393,565,128	143,823,083	249,742,045	-
Information Technology	1,188,697,523	-	1,188,697,523	-
Materials	244,601,580	203,307,356	41,294,224	-
Real Estate	74,711,677	66,365,053	8,346,624	-
Utilities	56,764,266	-	56,764,266	-

U.S. Treasury Obligations	5,146,824	-	5,146,824	-

Money Market Funds	178,348,362	178,348,362	-	-
Total Investments in Securities:	5,245,817,350	1,917,879,679	3,327,937,670	1
Derivative Instruments:

Liabilities
Futures Contracts	(46,851)	(46,851)	-	-
Total Liabilities	(46,851)	(46,851)	-	-
Total Derivative Instruments:	(46,851)	(46,851)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(46,851)
Total Equity Risk	0	(46,851)
Total Value of Derivatives	0	(46,851)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,477,999) - See accompanying schedule:
Unaffiliated issuers (cost $4,030,759,251)	$5,067,468,988
Fidelity Central Funds (cost $178,348,362)	178,348,362

Total Investment in Securities (cost $4,209,107,613)		$5,245,817,350
Foreign currency held at value (cost $701,193)		678,925
Receivable for investments sold		170,013,996
Receivable for fund shares sold		133,722
Dividends receivable		5,701,840
Distributions receivable from Fidelity Central Funds		753,193
Receivable from investment adviser for expense reductions		47,765
Other receivables		7,272
Total assets		5,423,154,063
Liabilities
Payable for investments purchased	$18,479,328
Payable for fund shares redeemed	55,837,523
Payable for daily variation margin on futures contracts	46,851
Deferred taxes	20,221,673
Other payables and accrued expenses	188,367
Collateral on securities loaned	21,958,665
Total liabilities		116,732,407
Net Assets		$5,306,421,656
Net Assets consist of:
Paid in capital		$4,873,122,693
Total accumulated earnings (loss)		433,298,963
Net Assets		$5,306,421,656
Net Asset Value, offering price and redemption price per share ($5,306,421,656 ÷ 580,371,826 shares)		$9.14
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$57,461,523
Interest		119,025
Income from Fidelity Central Funds (including $165,940 from security lending)		5,242,542
Income before foreign taxes withheld		$62,823,090
Less foreign taxes withheld		(6,817,487)
Total income		56,005,603
Expenses
Custodian fees and expenses	$636,347
Independent trustees' fees and expenses	12,318
Total expenses before reductions	648,665
Expense reductions	(288,306)
Total expenses after reductions		360,359
Net Investment income (loss)		55,645,244
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,786,021)	(58,867,644)
Foreign currency transactions	(2,018,133)
Futures contracts	212,306
Total net realized gain (loss)		(60,673,471)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $10,498,437)	(2,427,668)
Assets and liabilities in foreign currencies	186,056
Futures contracts	2,254,425
Total change in net unrealized appreciation (depreciation)		12,813
Net gain (loss)		(60,660,658)
Net increase (decrease) in net assets resulting from operations		$(5,015,414)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,645,244	$145,290,562
Net realized gain (loss)	(60,673,471)	104,194,096
Change in net unrealized appreciation (depreciation)	12,813	969,916,391
Net increase (decrease) in net assets resulting from operations	(5,015,414)	1,219,401,049
Distributions to shareholders	(147,929,266)	(133,767,184)

Share transactions
Proceeds from sales of shares	414,713,109	960,571,633
Reinvestment of distributions	147,929,266	133,767,184
Cost of shares redeemed	(1,048,460,852)	(1,139,645,880)

Net increase (decrease) in net assets resulting from share transactions	(485,818,477)	(45,307,063)
Total increase (decrease) in net assets	(638,763,157)	1,040,326,802

Net Assets
Beginning of period	5,945,184,813	4,904,858,011
End of period	$5,306,421,656	$5,945,184,813

Other Information
Shares
Sold	46,458,529	108,896,488
Issued in reinvestment of distributions	16,418,342	16,596,425
Redeemed	(116,196,377)	(127,545,724)
Net increase (decrease)	(53,319,506)	(2,052,811)

Financial Highlights
Fidelity® Series Emerging Markets Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.38	$7.72	$6.94	$11.31	$9.65	$9.48
Income from Investment Operations
Net investment income (loss) A,B	.09	.22	.24	.23	.20	.17
Net realized and unrealized gain (loss)	(.08)	1.65	.74	(4.24)	1.62	.22
Total from investment operations	.01	1.87	.98	(4.01)	1.82	.39
Distributions from net investment income	(.25)	(.21)	(.20)	(.30)	(.16)	(.22)
Distributions from net realized gain	-	-	-	(.07)	-	-
Total distributions	(.25)	(.21)	(.20)	(.36) C	(.16)	(.22)
Net asset value, end of period	$9.14	$9.38	$7.72	$6.94	$11.31	$9.65
Total Return D,E	.12%	24.61%	14.04%	(36.53)%	18.88%	4.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H	.03%	.03%	.04%	.04%	.05%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.03% H	2.52%	2.96%	2.61%	1.70%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,306,422	$5,945,185	$4,904,858	$2,436,744	$3,239,693	$2,995,875
Portfolio turnover rate I	93 % H	91%	90%	65%	78%	117% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series Emerging Markets Opportunities Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
BRAZIL - 6.7%
Consumer Discretionary - 0.6%
Broadline Retail - 0.2%
MercadoLibre Inc (b)	19,801	46,153,161
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	4,110,600	19,954,896
Specialty Retail - 0.1%
Lojas Renner SA	10,634,000	27,375,971
Textiles, Apparel & Luxury Goods - 0.2%
Azzas 2154 SA	6,435,400	36,105,325
TOTAL CONSUMER DISCRETIONARY		129,589,353

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Raia Drogasil SA	29,367,892	102,668,472
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleo Brasileiro SA ADR	4,326,400	45,686,784
Petroleo Brasileiro SA ADR	3,710,035	41,886,295
PRIO SA/Brazil (b)	11,539,200	68,542,053
		156,115,132
Financials - 1.8%
Banks - 1.2%
Itau Unibanco Holding SA ADR (c)	38,262,350	241,435,429
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	49,979,400	118,802,517
XP Inc Class A	398,193	6,410,907
		125,213,424
TOTAL FINANCIALS		366,648,853

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	25,583,210	10,458,410
Pharmaceuticals - 0.0%
Hypera SA	2,240,155	9,520,901
TOTAL HEALTH CARE		19,979,311

Industrials - 0.8%
Ground Transportation - 0.8%
Localiza Rent a Car SA	12,968,040	98,166,039
Rumo SA	21,889,600	74,827,668
		172,993,707
Materials - 1.3%
Metals & Mining - 1.2%
Metalurgica Gerdau SA	32,589,322	48,294,088
Vale SA ADR	21,671,770	201,764,179
		250,058,267
Paper & Forest Products - 0.1%
Dexco SA	27,548,011	26,843,432
TOTAL MATERIALS		276,901,699

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	2,789,051	10,320,445
Utilities - 0.9%
Electric Utilities - 0.7%
Equatorial Energia SA	13,194,095	85,579,173
Isa Energia Brasil sa	6,120,700	25,873,429
Transmissora Alianca de Energia Eletrica S/A unit	4,601,700	29,125,761
		140,578,363
Independent Power and Renewable Electricity Producers - 0.2%
Engie Brasil Energia SA	4,689,900	34,353,126
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	997,700	20,022,035
TOTAL UTILITIES		194,953,524

TOTAL BRAZIL		1,430,170,496
CANADA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp (United States)	1,850,800	35,239,232
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	4,495,144	97,827,778
CHINA - 29.4%
Communication Services - 6.5%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	7,310,228	10,594,533
Entertainment - 0.2%
Beijing Enlight Media Co Ltd A Shares (China)	2,178,676	5,781,295
Netease Inc ADR	422,471	45,229,745
		51,011,040
Interactive Media & Services - 6.3%
Bilibili Inc ADR (b)(c)	806,058	14,106,015
Kanzhun Ltd ADR (b)	694,966	10,632,980
Kuaishou Technology B Shares (b)(d)(e)	2,448,822	16,292,642
Tencent Holdings Ltd	20,776,272	1,272,566,490
Tongdao Liepin Group (d)	4,397,592	2,069,628
		1,315,667,755
TOTAL COMMUNICATION SERVICES		1,377,273,328

Consumer Discretionary - 9.4%
Automobile Components - 0.0%
Hesai Group ADR (b)(c)	331,456	6,234,687
Automobiles - 1.2%
BYD Co Ltd A Shares (China)	1,086,471	52,814,821
BYD Co Ltd H Shares	3,614,274	171,664,446
Li Auto Inc A Shares (b)	2,025,121	24,675,442
XPeng Inc A Shares (b)	1,214,100	11,302,077
		260,456,786
Broadline Retail - 5.7%
Alibaba Group Holding Ltd	44,458,478	663,766,466
Alibaba Group Holding Ltd ADR	516,400	61,673,652
JD.com Inc A Shares	6,858,248	111,662,070
JD.com Inc ADR	1,924,293	62,770,438
PDD Holdings Inc Class A ADR (b)	3,029,381	319,811,752
		1,219,684,378
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc ADR (c)	254,376	12,426,268
Hotels, Restaurants & Leisure - 1.7%
Meituan B Shares (b)(d)(e)	11,209,669	185,603,398
Trip.com Group Ltd	423,462	25,509,695
Trip.com Group Ltd ADR	2,240,551	132,170,104
Yum China Holdings Inc	176,904	7,661,712
Yum China Holdings Inc (Hong Kong)	320,000	14,961,060
		365,905,969
Household Durables - 0.4%
Haier Smart Home Co Ltd A Shares (China)	4,571,800	15,608,474
Haier Smart Home Co Ltd H Shares	22,294,616	64,699,657
		80,308,131
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	4,688,800	55,590,175
TOTAL CONSUMER DISCRETIONARY		2,000,606,394

Consumer Staples - 1.7%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	10,009,166	35,361,693
Kweichow Moutai Co Ltd A Shares (China)	445,226	94,744,084
Tsingtao Brewery Co Ltd H Shares	11,533,084	81,639,888
		211,745,665
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	4,574,760	17,817,843
Food Products - 0.2%
Uni-President China Holdings Ltd	30,738,000	36,858,966
Household Products - 0.1%
C&S Paper Co Ltd A Shares (China)	22,786,600	20,685,371
Personal Care Products - 0.4%
Proya Cosmetics Co Ltd A Shares (China)	6,017,318	78,972,505
TOTAL CONSUMER STAPLES		366,080,350

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
China Petroleum & Chemical Corp H Shares	158,642,000	81,206,965
Financials - 5.0%
Banks - 3.4%
China Construction Bank Corp H Shares	630,163,257	518,392,076
China Merchants Bank Co Ltd H Shares	37,236,761	203,814,083
		722,206,159
Insurance - 1.6%
China Life Insurance Co Ltd H Shares	54,722,193	100,192,782
Ping An Insurance Group Co of China Ltd H Shares	40,441,880	242,046,141
		342,238,923
TOTAL FINANCIALS		1,064,445,082

Health Care - 1.4%
Biotechnology - 0.9%
Akeso Inc (b)(d)(e)	2,939,865	32,694,228
Beigene Ltd ADR (b)	187,238	48,646,306
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	1,060,500	2,783,197
Innovent Biologics Inc (b)(d)(e)	5,132,858	35,573,149
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (b)	342,007	14,675,838
Zai Lab Ltd (b)	9,750,141	31,058,120
Zai Lab Ltd ADR (b)	295,972	9,379,353
		174,810,191
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,077,039	32,535,563
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	3,670,700	6,558,786
Sinopharm Group Co Ltd H Shares	10,171,494	24,052,968
		30,611,754
Health Care Technology - 0.0%
Medlive Technology Co Ltd (d)(e)	2,399,574	3,743,726
Life Sciences Tools & Services - 0.1%
Wuxi Apptec Co Ltd H Shares (d)(e)	2,436,000	18,892,852
Pharmaceuticals - 0.1%
Hansoh Pharmaceutical Group Co Ltd (d)(e)	8,969,357	27,871,667
TOTAL HEALTH CARE		288,465,753

Industrials - 1.4%
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	12,620,000	6,590,206
Sinopec Engineering Group Co Ltd H Shares	49,991,887	35,645,873
		42,236,079
Ground Transportation - 0.3%
Full Truck Alliance Co Ltd ADR	5,049,700	57,364,592
Machinery - 0.8%
Airtac International Group	2,184,000	59,866,456
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,862,400	67,469,084
Yangzijiang Shipbuildling (Holdings) Ltd (b)	22,344,300	38,274,968
		165,610,508
Marine Transportation - 0.1%
SITC International Holdings Co Ltd	11,365,600	31,434,334
TOTAL INDUSTRIALS		296,645,513

Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,045,111	53,023,245
Cambricon Technologies Corp Ltd A Shares (China) (b)	73,000	7,078,094
NAURA Technology Group Co Ltd A Shares (China)	608,778	37,813,497
Silergy Corp	411,000	5,170,841
Will Semiconductor Co Ltd Shanghai A Shares (China)	265,300	4,813,263
		107,898,940
Software - 0.1%
Glodon Co Ltd A Shares (China)	3,742,300	7,625,620
Horizon Robotics Inc A Shares (b)	6,718,200	5,673,862
Pony AI Inc ADR (c)	1,553,308	14,119,570
		27,419,052
Technology Hardware, Storage & Peripherals - 1.6%
Lenovo Group Ltd	32,543,195	37,638,723
Xiaomi Corp B Shares (b)(d)(e)	45,893,705	293,820,886
		331,459,609
TOTAL INFORMATION TECHNOLOGY		466,777,601

Materials - 0.3%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	49,071,200	79,105,900
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
China Overseas Land & Investment Ltd	5,279,900	9,408,456
China Resources Land Ltd	11,840,720	40,076,706
ESR Group Ltd (d)(e)	3,655,400	5,825,564
KE Holdings Inc ADR	1,872,100	38,003,630
Longfor Group Holdings Ltd (c)(d)(e)	4,305,500	5,795,737
		99,110,093
Utilities - 0.7%
Gas Utilities - 0.5%
China Gas Holdings Ltd	8,714,374	7,887,837
ENN Energy Holdings Ltd	7,104,200	56,083,251
Kunlun Energy Co Ltd	54,458,000	51,961,060
		115,932,148
Water Utilities - 0.2%
Guangdong Investment Ltd	44,614,000	36,125,628
TOTAL UTILITIES		152,057,776

TOTAL CHINA		6,271,774,755
GREECE - 0.6%
Financials - 0.6%
Banks - 0.6%
Alpha Services and Holdings SA	41,682,182	101,630,786
Piraeus Financial Holdings SA	5,859,973	32,909,796

TOTAL GREECE		134,540,582
HONG KONG - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	129,191,425	6,163,395
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Kerry Properties Ltd	5,303,000	12,458,180
TOTAL HONG KONG		18,621,575
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	958,200	28,987,738
INDIA - 18.2%
Communication Services - 1.2%
Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd	11,964,152	263,550,311
Consumer Discretionary - 2.1%
Automobiles - 0.7%
Eicher Motors Ltd	301,400	19,820,704
Mahindra & Mahindra Ltd	3,449,135	119,340,821
		139,161,525
Hotels, Restaurants & Leisure - 1.2%
Eternal Ltd (b)	68,386,182	186,918,178
MakeMyTrip Ltd (b)(c)	451,100	47,284,302
Swiggy Ltd (b)	4,066,063	15,114,651
		249,317,131
Household Durables - 0.2%
Dixon Technologies India Ltd (d)	287,200	55,912,359
TOTAL CONSUMER DISCRETIONARY		444,391,015

Consumer Staples - 0.4%
Tobacco - 0.4%
ITC Ltd	17,727,654	89,137,633
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Coal India Ltd	16,256,800	73,970,091
Petronet LNG Ltd	8,735,580	32,387,860
Reliance Industries Ltd	21,987,284	364,588,784
		470,946,735
Financials - 6.3%
Banks - 4.0%
HDFC Bank Ltd	23,143,253	524,961,785
ICICI Bank Ltd	18,632,165	312,768,525
		837,730,310
Consumer Finance - 1.5%
Bajaj Finance Ltd	1,895,189	193,116,280
Shriram Finance Ltd	18,868,494	136,549,024
		329,665,304
Insurance - 0.8%
HDFC Life Insurance Co Ltd (d)(e)	18,703,379	164,214,896
TOTAL FINANCIALS		1,331,610,510

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	133,672	11,033,535
Max Healthcare Institute Ltd	1,826,849	23,669,858
		34,703,393
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd	615,069	44,337,753
SAI Life Sciences Ltd (d)(e)	596,208	4,904,342
		49,242,095
Pharmaceuticals - 0.6%
Mankind Pharma Ltd (b)	673,842	19,616,201
Sun Pharmaceutical Industries Ltd	3,186,929	69,026,122
Torrent Pharmaceuticals Ltd	795,244	31,232,301
		119,874,624
TOTAL HEALTH CARE		203,820,112

Industrials - 1.8%
Aerospace & Defense - 1.2%
Bharat Electronics Ltd	33,552,400	124,629,728
Hindustan Aeronautics Ltd (d)	2,420,100	128,160,292
		252,790,020
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	3,509,016	138,707,630
TOTAL INDUSTRIALS		391,497,650

Information Technology - 1.5%
IT Services - 1.5%
Infosys Ltd	8,127,291	143,478,840
Infosys Ltd ADR (c)	1,308,692	23,032,979
Tata Consultancy Services Ltd	3,484,545	142,045,873
		308,557,692
Software - 0.0%
Pine Labs Pvt Ltd (b)(f)(g)	9,606	4,446,713
TOTAL INFORMATION TECHNOLOGY		313,004,405

Materials - 0.6%
Construction Materials - 0.4%
JK Cement Ltd	1,401,521	84,397,581
Metals & Mining - 0.2%
Tata Steel Ltd	28,676,700	47,667,058
TOTAL MATERIALS		132,064,639

Real Estate - 0.1%
Office REITs - 0.0%
Embassy Office Parks REIT	2,053,120	9,262,985
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (b)	674,878	17,217,698
Sunteck Realty Ltd	1,280,900	6,074,643
		23,292,341
TOTAL REAL ESTATE		32,555,326

Utilities - 1.0%
Electric Utilities - 0.5%
Power Grid Corp of India Ltd	29,339,072	106,413,219
Independent Power and Renewable Electricity Producers - 0.5%
NTPC Ltd	25,245,645	105,623,021
TOTAL UTILITIES		212,036,240

TOTAL INDIA		3,884,614,576
INDONESIA - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	45,023,400	7,096,531
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.3%
Sumber Alfaria Trijaya Tbk PT	449,121,600	58,140,882
Food Products - 0.2%
First Resources Ltd	44,949,346	52,005,625
TOTAL CONSUMER STAPLES		110,146,507

Financials - 1.3%
Banks - 1.3%
Bank Central Asia Tbk PT	329,163,968	175,013,394
Bank Rakyat Indonesia Persero Tbk PT	425,242,709	98,490,372
		273,503,766
TOTAL INDONESIA		390,746,804
KOREA (SOUTH) - 8.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Kakao Corp	2,489,410	66,740,287
NAVER Corp	353,831	49,683,948
		116,424,235
Consumer Discretionary - 0.8%
Automobiles - 0.5%
Hyundai Motor Co	61,056	8,164,705
Kia Corp	1,400,962	88,853,246
		97,017,951
Household Durables - 0.3%
Coway Co Ltd	1,059,610	65,106,934
TOTAL CONSUMER DISCRETIONARY		162,124,885

Consumer Staples - 0.2%
Personal Care Products - 0.2%
Amorepacific Corp	523,560	45,822,970
Financials - 1.0%
Banks - 0.7%
KB Financial Group Inc	2,199,937	138,748,261
Financial Services - 0.0%
Kakao Pay Corp (b)	214,596	4,768,382
Insurance - 0.3%
Samsung Life Insurance Co Ltd	991,125	60,055,422
TOTAL FINANCIALS		203,572,065

Health Care - 0.5%
Biotechnology - 0.2%
Celltrion Inc	285,655	32,328,818
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	138,950	5,529,687
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (b)(d)(e)	93,305	68,910,599
TOTAL HEALTH CARE		106,769,104

Industrials - 0.9%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	1,535,000	89,660,366
Electrical Equipment - 0.3%
LS Electric Co Ltd	381,360	54,967,768
Industrial Conglomerates - 0.2%
LG Corp	1,015,458	47,455,346
TOTAL INDUSTRIALS		192,083,480

Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	1,940,283	241,598,835
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co Ltd	16,217,356	631,464,180
TOTAL INFORMATION TECHNOLOGY		873,063,015

TOTAL KOREA (SOUTH)		1,699,859,754
KUWAIT - 0.5%
Financials - 0.5%
Banks - 0.5%
Kuwait Finance House KSCP	42,382,332	99,975,289
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (b)(f)(g)	2,024,724	2,692,882
MEXICO - 2.3%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Wal-Mart de Mexico SAB de CV Series V	37,037,400	117,379,690
Financials - 1.1%
Banks - 1.1%
Grupo Financiero Banorte SAB de CV	26,774,078	230,079,173
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV ADR	16,719,800	103,161,166
Real Estate - 0.1%
Diversified REITs - 0.1%
Fibra Uno Administracion SA de CV	15,754,900	20,317,760
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV (c)	5,330,284	14,530,837
TOTAL REAL ESTATE		34,848,597

TOTAL MEXICO		485,468,626
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (d)(e)	561,077	10,500,378
CTP NV rights (b)(c)(h)	561,077	190,684

TOTAL NETHERLANDS		10,691,062
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	696,580	63,918,181
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	704,975	142,538,895
PHILIPPINES - 0.3%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
SM Investments Corp	2,337,000	36,419,913
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	49,274,924	22,129,663
SM Prime Holdings Inc	34,525,200	15,088,224
		37,217,887
TOTAL PHILIPPINES		73,637,800
POLAND - 0.9%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	499,087	30,751,845
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Allegro.eu SA (b)(d)(e)	6,941,820	60,541,318
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA (c)	9,345	38,073,733
TOTAL CONSUMER DISCRETIONARY		98,615,051

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Dino Polska SA (b)(d)(e)	370,600	51,846,840
TOTAL POLAND		181,213,736
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (b)	1,526,034	8,393,187
ROMANIA - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	459,000	12,335,958
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (b)(g)	10,986,900	110
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(g)	12,899,053	1
Sberbank of Russia PJSC ADR (b)(g)	19,633,994	196
		197
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (b)(d)(g)	6,035,400	60
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (b)(g)	98,230	0
TOTAL RUSSIA		367
SAUDI ARABIA - 3.6%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	562,700	20,672,112
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (d)(e)	17,949,900	121,310,592
Financials - 2.8%
Banks - 2.5%
Al Rajhi Bank	9,570,007	248,502,029
Alinma Bank	14,196,638	109,759,528
Saudi National Bank/The	18,133,307	172,585,361
		530,846,918
Insurance - 0.3%
Bupa Arabia for Cooperative Insurance Co	1,399,692	62,690,320
TOTAL FINANCIALS		593,537,238

Materials - 0.1%
Chemicals - 0.1%
SABIC Agri-Nutrients Co	1,031,200	27,134,310
TOTAL SAUDI ARABIA		762,654,252
SINGAPORE - 1.1%
Communication Services - 1.1%
Entertainment - 1.1%
Sea Ltd Class A ADR (b)	1,670,803	223,971,142
SOUTH AFRICA - 4.0%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Naspers Ltd Class N	1,085,692	285,546,408
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Pick n Pay Stores Ltd (b)	30,934,587	46,515,175
Shoprite Holdings Ltd	5,218,576	80,105,370
		126,620,545
Financials - 1.3%
Banks - 0.7%
Capitec Bank Holdings Ltd	812,724	150,389,713
Financial Services - 0.6%
FirstRand Ltd	33,331,305	130,144,623
TOTAL FINANCIALS		280,534,336

Industrials - 0.2%
Industrial Conglomerates - 0.2%
Bidvest Group Ltd	2,876,400	36,331,439
Materials - 0.5%
Metals & Mining - 0.5%
Impala Platinum Holdings Ltd (b)	18,906,802	112,441,158
TOTAL SOUTH AFRICA		841,473,886
TAIWAN - 15.1%
Consumer Staples - 0.3%
Food Products - 0.3%
Uni-President Enterprises Corp	27,072,000	64,928,505
Financials - 1.2%
Banks - 0.6%
CTBC Financial Holding Co Ltd	112,250,457	138,043,255
Insurance - 0.6%
Cathay Financial Holding Co Ltd	67,538,309	124,191,570
TOTAL FINANCIALS		262,234,825

Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp (b)	1,008,104	16,541,057
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	4,118,327	69,576,595
Information Technology - 13.2%
Communications Equipment - 0.0%
Accton Technology Corp	403,000	7,491,423
Electronic Equipment, Instruments & Components - 0.9%
Chroma ATE Inc	999,000	9,113,862
Delta Electronics Inc	4,317,375	45,147,998
E Ink Holdings Inc	4,324,057	30,145,758
Hon Hai Precision Industry Co Ltd	23,736,472	105,541,851
Yageo Corp	637,000	9,115,185
		199,064,654
Semiconductors & Semiconductor Equipment - 11.8%
Alchip Technologies Ltd	402,000	26,810,298
ASE Technology Holding Co Ltd	16,233,835	69,037,467
eMemory Technology Inc	725,455	58,298,075
MediaTek Inc	4,521,698	191,757,256
Taiwan Semiconductor Manufacturing Co Ltd	75,929,610	2,147,135,087
		2,493,038,183
Technology Hardware, Storage & Peripherals - 0.5%
Asustek Computer Inc	862,000	15,731,834
Quanta Computer Inc (b)	6,631,431	49,720,399
Wiwynn Corp	572,390	34,378,397
		99,830,630
TOTAL INFORMATION TECHNOLOGY		2,799,424,890

TOTAL TAIWAN		3,212,705,872
TANZANIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Helios Towers PLC (b)	4,757,300	6,796,538
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	77,745,800	40,249,002
TURKEY - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Oyak Cimento Fabrikalari AS	88,850,000	54,102,027
UNITED ARAB EMIRATES - 1.7%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	39,463,641	52,646,123
Financials - 1.1%
Banks - 1.1%
Abu Dhabi Commercial Bank PJSC	24,726,747	78,359,765
Abu Dhabi Islamic Bank PJSC	16,924,814	84,323,409
Dubai Islamic Bank PJSC	24,127,400	49,659,858
		212,343,032
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	6,438,600	14,479,203
Emaar Properties PJSC	22,525,335	80,337,019
		94,816,222
TOTAL UNITED ARAB EMIRATES		359,805,377
UNITED KINGDOM - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	1,880,000	78,439,245
UNITED STATES - 1.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	1,370,100	45,610,629
Health Care - 0.2%
Biotechnology - 0.2%
Legend Biotech Corp ADR (b)	934,699	32,667,730
Materials - 0.8%
Construction Materials - 0.8%
Titan Cement International SA	3,618,104	166,819,903
TOTAL UNITED STATES		245,098,262
TOTAL COMMON STOCKS (Cost $15,335,366,497)		20,898,544,876

Convertible Corporate Bonds - 0.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Creditas Financial Solutions Ltd 5% 7/28/2027 (f)(g) (Cost $33,309,389)	33,309,389	32,593,237

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
CHINA - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
ByteDance Ltd Series E1 (b)(f)(g)	399,541	84,818,559
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	668,281	5,359,614
TOTAL CHINA		90,178,173
INDIA - 0.4%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Meesho Series D2 (f)(g)	141,313	10,720,004
Meesho Series E (f)(g)	23,538	1,785,593
Meesho Series E1 (b)(f)(g)	31,950	2,423,727
Meesho Series F (b)(f)(g)	453,122	35,062,580
		49,991,904
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(f)(g)	22,959	10,627,951
Pine Labs Pvt Ltd Series A (b)(f)(g)	5,737	2,655,715
Pine Labs Pvt Ltd Series B (b)(f)(g)	6,242	2,889,484
Pine Labs Pvt Ltd Series B2 (b)(f)(g)	5,049	2,337,233
Pine Labs Pvt Ltd Series C (b)(f)(g)	9,391	4,347,188
Pine Labs Pvt Ltd Series C1 (b)(f)(g)	1,978	915,635
Pine Labs Pvt Ltd Series D (b)(f)(g)	2,116	979,518
		24,752,724
TOTAL INDIA		74,744,628
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (b)(f)(g)	566,129	3,798,725
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $131,467,393)		168,721,526

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2 (Cost $36,614,366)	624,685	66,922,120

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	376,460,181	376,535,473
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	226,852,912	226,875,597
TOTAL MONEY MARKET FUNDS (Cost $603,408,204)			603,411,070

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (l)	4.26	3,000,000	2,995,082
US Treasury Bills 0% 5/22/2025 (l)	4.25	630,000	628,441
US Treasury Bills 0% 6/20/2025 (l)	4.23	260,000	258,477
US Treasury Bills 0% 7/10/2025 (l)	4.26	150,000	148,776
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,030,791)			4,030,776

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $16,144,196,640)	21,774,223,605
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(472,145,299)
NET ASSETS - 100.0%	21,302,078,306

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,315,538,096 or 6.2% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,129,395,757 or 5.3% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $208,454,358 or 1.0% of net assets.

(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,746,407.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd 5% 7/28/2027	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co Ltd Series C	12/01/20	9,491,694

Gupshup Inc	6/08/21	12,944,653

Jumo World Holding Limited	9/06/23	17,214,014

Meesho Series D2	7/15/24	7,913,528

Meesho Series E	7/15/24	1,318,128

Meesho Series E1	4/18/24	1,789,200

Meesho Series F	9/21/21 - 7/15/24	34,290,258

Pine Labs Pvt Ltd	6/30/21	3,582,120

Pine Labs Pvt Ltd Series 1	6/30/21	8,560,919

Pine Labs Pvt Ltd Series A	6/30/21	2,139,524

Pine Labs Pvt Ltd Series B	6/30/21	2,327,819

Pine Labs Pvt Ltd Series B2	6/30/21	1,882,997

Pine Labs Pvt Ltd Series C	6/30/21	3,501,955

Pine Labs Pvt Ltd Series C1	6/30/21	737,944

Pine Labs Pvt Ltd Series D	6/30/21	789,398

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	418,942,894	4,328,595,826	4,371,003,247	6,091,736	-	-	376,535,473	376,460,181	0.6%
Fidelity Securities Lending Cash Central Fund	296,832,122	1,389,544,834	1,459,501,359	612,014	-	-	226,875,597	226,852,912	0.8%
Total	715,775,016	5,718,140,660	5,830,504,606	6,703,750	-	-	603,411,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Titan Cement International SA	157,508,017	-	37,439,405	-	18,481,290	28,270,001	-	-
Total	157,508,017	-	37,439,405	-	18,481,290	28,270,001	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,040,420,512	375,001,650	1,665,418,862	-
Consumer Discretionary	3,141,545,218	1,255,007,074	1,886,538,144	-
Consumer Staples	1,074,631,512	552,376,094	522,255,418	-
Energy	927,836,286	456,889,441	470,946,735	110
Financials	5,198,256,725	2,748,055,757	2,447,507,889	2,693,079
Health Care	697,230,805	297,164,866	400,065,939	-
Industrials	1,259,466,478	404,278,332	855,188,146	-
Information Technology	4,452,269,911	42,826,411	4,404,996,787	4,446,713
Materials	1,203,486,119	839,625,360	363,860,699	60
Real Estate	332,017,812	262,244,599	69,773,213	-
Utilities	571,383,498	303,264,007	268,119,491	-

Convertible Corporate Bonds
Financials	32,593,237	-	-	32,593,237

Convertible Preferred Stocks
Communication Services	84,818,559	-	-	84,818,559
Consumer Discretionary	49,991,904	-	-	49,991,904
Health Care	5,359,614	-	-	5,359,614
Information Technology	28,551,449	-	-	28,551,449

Non-Convertible Preferred Stocks
Consumer Discretionary	66,922,120	-	66,922,120	-

U.S. Treasury Obligations	4,030,776	-	4,030,776	-

Money Market Funds	603,411,070	603,411,070	-	-
Total Investments in Securities:	21,774,223,605	8,140,144,661	13,425,624,219	208,454,725
Fidelity® Series Emerging Markets Opportunities Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $219,131,177) - See accompanying schedule:
Unaffiliated issuers (cost $15,540,788,436)	$21,170,812,535
Fidelity Central Funds (cost $603,408,204)	603,411,070

Total Investment in Securities (cost $16,144,196,640)		$21,774,223,605
Cash		3,303,499
Foreign currency held at value (cost $12,365,254)		12,365,853
Receivable for investments sold		43,072,371
Receivable for fund shares sold		700,583
Dividends receivable		29,836,589
Interest receivable		2,929,401
Distributions receivable from Fidelity Central Funds		1,037,011
Receivable for daily variation margin on futures contracts		139,559
Receivable from investment adviser for expense reductions		4,890
Other receivables		3,981,681
Total assets		21,871,595,042
Liabilities
Payable for investments purchased
Regular delivery	$5,647,358
Delayed delivery	190,685
Payable for fund shares redeemed	143,538,074
Deferred taxes	183,357,914
Other payables and accrued expenses	9,907,108
Collateral on securities loaned	226,875,597
Total liabilities		569,516,736
Net Assets		$21,302,078,306
Net Assets consist of:
Paid in capital		$17,850,296,935
Total accumulated earnings (loss)		3,451,781,371
Net Assets		$21,302,078,306
Net Asset Value, offering price and redemption price per share ($21,302,078,306 ÷ 1,114,864,333 shares)		$19.11
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$253,685,714
Interest		1,086,664
Income from Fidelity Central Funds (including $612,014 from security lending)		6,703,750
Income before foreign taxes withheld		$261,476,128
Less foreign taxes withheld		(27,476,714)
Total income		233,999,414
Expenses
Custodian fees and expenses	$2,828,999
Independent trustees' fees and expenses	49,580
Interest	12,866
Miscellaneous	45
Total expenses before reductions	2,891,490
Expense reductions	(1,398,426)
Total expenses after reductions		1,493,064
Net Investment income (loss)		232,506,350
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $30,981,101)	252,347,620
Affiliated issuers	18,481,290
Foreign currency transactions	(5,939,757)
Futures contracts	(11,986,187)
Total net realized gain (loss)		252,902,966
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $38,185,207)	(433,433,267)
Affiliated issuers	28,270,001
Assets and liabilities in foreign currencies	830,493
Futures contracts	2,519,757
Total change in net unrealized appreciation (depreciation)		(401,813,016)
Net gain (loss)		(148,910,050)
Net increase (decrease) in net assets resulting from operations		$83,596,300
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$232,506,350	$539,024,949
Net realized gain (loss)	252,902,966	(223,415,784)
Change in net unrealized appreciation (depreciation)	(401,813,016)	4,873,294,424
Net increase (decrease) in net assets resulting from operations	83,596,300	5,188,903,589
Distributions to shareholders	(440,747,266)	(625,661,951)

Share transactions
Proceeds from sales of shares	1,578,500,375	3,520,958,422
Reinvestment of distributions	440,747,266	625,661,951
Cost of shares redeemed	(4,168,588,654)	(5,067,004,063)

Net increase (decrease) in net assets resulting from share transactions	(2,149,341,013)	(920,383,690)
Total increase (decrease) in net assets	(2,506,491,979)	3,642,857,948

Net Assets
Beginning of period	23,808,570,285	20,165,712,337
End of period	$21,302,078,306	$23,808,570,285

Other Information
Shares
Sold	84,212,786	194,453,520
Issued in reinvestment of distributions	23,295,310	37,987,975
Redeemed	(221,435,129)	(276,531,924)
Net increase (decrease)	(113,927,033)	(44,090,429)

Financial Highlights
Fidelity® Series Emerging Markets Opportunities Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.38	$15.84	$14.17	$24.69	$21.49	$19.39
Income from Investment Operations
Net investment income (loss) A,B	.20	.42	.46	.48	.47	.35
Net realized and unrealized gain (loss)	(.09)	3.61	1.58	(8.30)	3.48	2.26
Total from investment operations	.11	4.03	2.04	(7.82)	3.95	2.61
Distributions from net investment income	(.38)	(.49)	(.37)	(.68)	(.33)	(.50)
Distributions from net realized gain	-	-	-	(2.01)	(.41)	(.02)
Total distributions	(.38)	(.49)	(.37)	(2.70) C	(.75) C	(.51) C
Net asset value, end of period	$19.11	$19.38	$15.84	$14.17	$24.69	$21.49
Total Return D,E	.59%	25.97%	14.40%	(35.33)%	18.44%	13.66%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.03% H	.03%	.03%	.03%	.03%	.04%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.11% H	2.32%	2.82%	2.64%	1.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$21,302,078	$23,808,570	$20,165,712	$22,330,277	$29,188,538	$26,829,783
Portfolio turnover rate I	41 % H	49%	41%	37%	69%	42% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series International Growth Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.2%
	Shares	Value ($)
BELGIUM - 0.3%
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Azelis Group NV	2,488,010	38,444,915
CANADA - 2.4%
Industrials - 1.2%
Aerospace & Defense - 0.1%
CAE Inc (a)	1,105,000	27,645,038
Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd	2,135,040	155,071,490
TOTAL INDUSTRIALS		182,716,528

Materials - 1.2%
Metals & Mining - 1.2%
Franco-Nevada Corp	997,328	171,389,073
TOTAL CANADA		354,105,601
CHINA - 0.8%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	1,916,700	117,399,704
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	86,350	5,093,787
TOTAL CHINA		122,493,491
DENMARK - 1.7%
Health Care - 1.7%
Pharmaceuticals - 1.7%
Novo Nordisk A/S Series B	3,841,800	256,868,757
FINLAND - 1.1%
Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	2,599,389	160,487,122
FRANCE - 12.7%
Consumer Discretionary - 2.6%
Textiles, Apparel & Luxury Goods - 2.6%
LVMH Moet Hennessy Louis Vuitton SE	690,223	382,334,700
Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
EssilorLuxottica SA	759,324	217,372,589
Industrials - 8.4%
Aerospace & Defense - 6.7%
Airbus SE	1,790,200	303,780,008
Safran SA	2,593,000	690,048,075
		993,828,083
Electrical Equipment - 1.7%
Legrand SA	2,278,744	250,433,578
TOTAL INDUSTRIALS		1,244,261,661

Information Technology - 0.2%
Software - 0.2%
Lectra	935,984	24,122,495
TOTAL FRANCE		1,868,091,445
GERMANY - 9.3%
Communication Services - 0.3%
Entertainment - 0.3%
CTS Eventim AG & Co KGaA	384,647	45,230,575
Financials - 2.0%
Capital Markets - 2.0%
Deutsche Boerse AG	934,045	300,850,195
Information Technology - 7.0%
Software - 7.0%
SAP SE	3,517,000	1,029,034,243
TOTAL GERMANY		1,375,115,013
INDIA - 1.0%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	3,795,600	62,937,886
Financials - 0.6%
Banks - 0.5%
HDFC Bank Ltd	3,353,496	76,067,839
Financial Services - 0.1%
Jio Financial Services Ltd (a)	2,607,200	8,041,452
TOTAL FINANCIALS		84,109,291

TOTAL INDIA		147,047,177
ITALY - 0.9%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Prada Spa (a)	12,361,400	77,302,581
Industrials - 0.4%
Machinery - 0.4%
Interpump Group SpA	1,622,920	55,302,830
TOTAL ITALY		132,605,411
JAPAN - 8.7%
Communication Services - 0.7%
Entertainment - 0.7%
Nintendo Co Ltd	1,326,000	110,084,530
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
USS Co Ltd	7,137,358	71,333,645
Health Care - 0.8%
Health Care Equipment & Supplies - 0.8%
Hoya Corp	1,045,800	123,055,300
Industrials - 3.8%
Construction & Engineering - 0.4%
SHO-BOND Holdings Co Ltd	1,833,800	65,679,744
Machinery - 0.7%
Komatsu Ltd	2,918,900	84,413,334
Professional Services - 2.7%
Recruit Holdings Co Ltd	7,020,905	389,065,495
TOTAL INDUSTRIALS		539,158,573

Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 2.9%
Azbil Corp	17,648,920	152,073,502
Keyence Corp	676,143	282,689,732
		434,763,234
TOTAL JAPAN		1,278,395,282
NETHERLANDS - 4.7%
Industrials - 0.8%
Machinery - 0.1%
Aalberts NV	669,946	22,115,754
Aalberts NV rights (a)(b)	671,146	859,148
		22,974,902
Trading Companies & Distributors - 0.7%
IMCD NV	727,654	96,322,123
TOTAL INDUSTRIALS		119,297,025

Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASML Holding NV	758,859	500,759,766
BE Semiconductor Industries NV (c)	673,935	71,949,155
		572,708,921
TOTAL NETHERLANDS		692,005,946
SPAIN - 0.9%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Amadeus IT Group SA Class A	1,602,864	125,617,354
SWEDEN - 7.8%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	685,234	63,884,366
Industrials - 6.9%
Building Products - 1.6%
Assa Abloy AB B Shares	7,728,737	234,597,980
Machinery - 4.8%
Atlas Copco AB A Shares	31,065,844	481,632,273
Epiroc AB A Shares	10,143,817	219,132,894
		700,765,167
Trading Companies & Distributors - 0.5%
AddTech AB B Shares	2,232,300	74,968,142
TOTAL INDUSTRIALS		1,010,331,289

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Lagercrantz Group AB B Shares	3,394,000	76,971,165
TOTAL SWEDEN		1,151,186,820
SWITZERLAND - 3.1%
Financials - 2.0%
Capital Markets - 2.0%
UBS Group AG	9,842,515	296,819,772
Industrials - 1.1%
Machinery - 1.1%
Schindler Holding AG	302,891	110,389,063
Schindler Holding AG	140,482	49,701,028
		160,090,091
TOTAL SWITZERLAND		456,909,863
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd	9,246,885	261,483,119
UNITED KINGDOM - 14.5%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Rightmove PLC	4,535,476	44,595,796
Consumer Discretionary - 5.2%
Hotels, Restaurants & Leisure - 5.0%
Compass Group PLC	13,609,400	458,838,523
InterContinental Hotels Group PLC ADR (c)	2,618,830	282,545,569
		741,384,092
Leisure Products - 0.2%
Games Workshop Group PLC	159,400	32,735,830
TOTAL CONSUMER DISCRETIONARY		774,119,922

Financials - 3.2%
Capital Markets - 3.2%
3i Group PLC	2,001,800	113,484,123
London Stock Exchange Group PLC	2,312,690	360,112,490
		473,596,613
Industrials - 4.7%
Aerospace & Defense - 2.3%
BAE Systems PLC	14,514,650	336,487,848
Professional Services - 2.4%
RELX PLC	6,481,800	353,745,207
TOTAL INDUSTRIALS		690,233,055

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Spectris PLC	2,679,115	71,409,131
Software - 0.6%
Sage Group PLC/The	5,190,396	85,600,854
TOTAL INFORMATION TECHNOLOGY		157,009,985

TOTAL UNITED KINGDOM		2,139,555,371
UNITED STATES - 24.5%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
PriceSmart Inc	431,406	43,783,394
Financials - 10.3%
Capital Markets - 4.5%
Moody's Corp	768,659	348,294,766
S&P Global Inc	616,980	308,520,849
		656,815,615
Financial Services - 3.5%
Mastercard Inc Class A	457,131	250,535,216
Visa Inc Class A	788,370	272,381,835
		522,917,051
Insurance - 2.3%
Marsh & McLennan Cos Inc	1,526,115	344,093,149
TOTAL FINANCIALS		1,523,825,815

Industrials - 5.6%
Electrical Equipment - 2.3%
GE Vernova Inc	923,300	342,378,106
Machinery - 0.8%
Otis Worldwide Corp	1,185,700	114,147,339
Professional Services - 2.5%
Experian PLC	7,475,689	371,923,277
TOTAL INDUSTRIALS		828,448,722

Materials - 8.3%
Chemicals - 4.5%
Linde PLC	1,143,401	518,223,635
Sherwin-Williams Co/The	432,081	152,490,027
		670,713,662
Construction Materials - 3.8%
CRH PLC	5,819,540	555,300,507
TOTAL MATERIALS		1,226,014,169

TOTAL UNITED STATES		3,622,072,100
TOTAL COMMON STOCKS (Cost $8,433,563,578)		14,182,484,787

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.2%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	36,537,868

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	569,644,387	569,758,316
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	39,306,962	39,310,892
TOTAL MONEY MARKET FUNDS (Cost $609,069,208)			609,069,208

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $9,061,491,927)	14,828,091,863
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(68,501,628)
NET ASSETS - 100.0%	14,759,590,235

Legend

(a)	Non-income producing
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,537,868 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	224,016,378	1,676,622,650	1,330,880,712	5,286,768	-	-	569,758,316	569,644,387	1.0%
Fidelity Securities Lending Cash Central Fund	13,132,161	62,016,192	35,837,461	138,219	-	-	39,310,892	39,306,962	0.1%
Total	237,148,539	1,738,638,842	1,366,718,173	5,424,987	-	-	609,069,208

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	317,310,605	89,826,371	227,484,234	-
Consumer Discretionary	1,499,686,355	658,513,132	841,173,223	-
Consumer Staples	43,783,394	43,783,394	-	-
Energy	62,937,886	-	62,937,886	-
Financials	2,679,201,686	1,820,645,587	858,556,099	-
Health Care	597,296,646	217,372,589	379,924,057	-
Industrials	5,028,771,811	2,014,277,009	3,014,494,802	-
Information Technology	2,556,093,162	982,886,068	1,573,207,094	-
Materials	1,397,403,242	1,397,403,242	-	-

Convertible Preferred Stocks
Communication Services	36,537,868	-	-	36,537,868

Money Market Funds	609,069,208	609,069,208	-	-
Total Investments in Securities:	14,828,091,863	7,833,776,600	6,957,777,395	36,537,868
Fidelity® Series International Growth Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $37,314,993) - See accompanying schedule:
Unaffiliated issuers (cost $8,452,422,719)	$14,219,022,655
Fidelity Central Funds (cost $609,069,208)	609,069,208

Total Investment in Securities (cost $9,061,491,927)		$14,828,091,863
Foreign currency held at value (cost $2,822,787)		2,822,919
Receivable for investments sold		20,708,848
Receivable for fund shares sold		349,724,220
Dividends receivable		28,074,850
Reclaims receivable		47,885,553
Interest receivable		462
Distributions receivable from Fidelity Central Funds		1,791,572
Other receivables		106,729
Total assets		15,279,207,016
Liabilities
Payable for investments purchased
Regular delivery	$464,772,524
Delayed delivery	859,148
Payable for fund shares redeemed	7,422,375
Other payables and accrued expenses	7,251,842
Collateral on securities loaned	39,310,892
Total liabilities		519,616,781
Net Assets		$14,759,590,235
Net Assets consist of:
Paid in capital		$8,314,702,834
Total accumulated earnings (loss)		6,444,887,401
Net Assets		$14,759,590,235
Net Asset Value, offering price and redemption price per share ($14,759,590,235 ÷ 802,939,949 shares)		$18.38
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$102,149,120
Foreign Tax Reclaims		19,847,327
Interest		801
Income from Fidelity Central Funds (including $138,219 from security lending)		5,424,987
Income before foreign taxes withheld		$127,422,235
Less foreign taxes withheld		(9,251,942)
Total income		118,170,293
Expenses
Custodian fees and expenses	$347,450
Independent trustees' fees and expenses	32,095
Interest	10,869
Total expenses before reductions	390,414
Expense reductions	(300)
Total expenses after reductions		390,114
Net Investment income (loss)		117,780,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	443,442,687
Redemptions in-kind	182,426,073
Foreign currency transactions	(1,101,756)
Total net realized gain (loss)		624,767,004
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $3,700,869)	(185,924,055)
Assets and liabilities in foreign currencies	2,314,519
Total change in net unrealized appreciation (depreciation)		(183,609,536)
Net gain (loss)		441,157,468
Net increase (decrease) in net assets resulting from operations		$558,937,647
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$117,780,179	$217,289,494
Net realized gain (loss)	624,767,004	997,612,291
Change in net unrealized appreciation (depreciation)	(183,609,536)	2,107,097,767
Net increase (decrease) in net assets resulting from operations	558,937,647	3,321,999,552
Distributions to shareholders	(578,924,668)	(186,414,240)

Share transactions
Proceeds from sales of shares	1,436,069,999	2,548,527,172
Reinvestment of distributions	578,924,668	186,414,240
Cost of shares redeemed	(2,209,362,710)	(3,744,668,063)

Net increase (decrease) in net assets resulting from share transactions	(194,368,043)	(1,009,726,651)
Total increase (decrease) in net assets	(214,355,064)	2,125,858,661

Net Assets
Beginning of period	14,973,945,299	12,848,086,638
End of period	$14,759,590,235	$14,973,945,299

Other Information
Shares
Sold	78,786,621	141,532,404
Issued in reinvestment of distributions	31,931,863	11,408,460
Redeemed	(119,813,343)	(208,810,528)
Net increase (decrease)	(9,094,859)	(55,869,664)

Financial Highlights
Fidelity® Series International Growth Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.44	$14.80	$13.75	$20.51	$18.01	$17.07
Income from Investment Operations
Net investment income (loss) A,B	.15	.26	.22	.21	.20	.20
Net realized and unrealized gain (loss)	.54	3.60	1.33	(5.38)	5.19	1.38
Total from investment operations	.69	3.86	1.55	(5.17)	5.39	1.58
Distributions from net investment income	(.28)	(.22)	(.20)	(.28)	(.24)	(.37)
Distributions from net realized gain	(.47)	-	(.30)	(1.31)	(2.65)	(.27)
Total distributions	(.75)	(.22)	(.50)	(1.59)	(2.89)	(.64)
Net asset value, end of period	$18.38	$18.44	$14.80	$13.75	$20.51	$18.01
Total Return C,D	3.79%	26.26%	11.31%	(27.31)%	33.10%	9.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.64% G	1.44%	1.42%	1.32%	1.06%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$14,759,590	$14,973,945	$12,848,087	$12,392,171	$15,467,124	$11,557,995
Portfolio turnover rate H	26 % G,I	26% I	19% I	22% I	24%	16% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series International Small Cap Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
AUSTRALIA - 2.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Whitehaven Coal Ltd	2,425,000	7,756,935
Financials - 1.3%
Financial Services - 0.1%
Cuscal Ltd (a)	1,550,000	2,567,067
Insurance - 1.2%
nib holdings Ltd/Australia	1,204,263	5,253,772
Steadfast Group Ltd	10,359,645	38,930,143
		44,183,915
TOTAL FINANCIALS		46,750,982

Materials - 0.8%
Metals & Mining - 0.8%
Imdex Ltd	15,040,232	28,453,037
Real Estate - 0.3%
Specialized REITs - 0.3%
National Storage REIT unit	6,250,000	9,190,092
TOTAL AUSTRALIA		92,151,046
AUSTRIA - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
AT&S Austria Technologie & Systemtechnik AG (a)(b)	150,000	2,419,768
BAILIWICK OF JERSEY - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
JTC PLC (c)(d)	2,170,000	24,118,938
BELGIUM - 2.2%
Financials - 1.4%
Banks - 1.4%
KBC Ancora	808,579	52,761,527
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Ion Beam Applications	170,000	2,010,582
Health Care Providers & Services - 0.2%
Fagron	257,500	5,980,032
TOTAL HEALTH CARE		7,990,614

Industrials - 0.5%
Trading Companies & Distributors - 0.5%
Azelis Group NV	1,156,754	17,874,248
Real Estate - 0.1%
Industrial REITs - 0.1%
Warehouses De Pauw CVA (a)	138,500	3,527,106
TOTAL BELGIUM		82,153,495
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Automob Participacoes SA	1	0
CANADA - 4.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	117,800	3,705,923
Energy - 0.8%
Energy Equipment & Services - 0.3%
McCoy Global Inc	125,550	308,729
Pason Systems Inc	1,136,500	9,051,770
TerraVest Industries Inc (b)	44,400	4,627,764
		13,988,263
Oil, Gas & Consumable Fuels - 0.5%
Parkland Corp	181,500	4,572,389
South Bow Corp (b)	500,000	12,349,485
		16,921,874
TOTAL ENERGY		30,910,137

Financials - 0.0%
Financial Services - 0.0%
ECN Capital Corp	533,950	1,080,604
Industrials - 1.3%
Aerospace & Defense - 0.1%
CAE Inc (a)	217,200	5,433,939
Trading Companies & Distributors - 1.2%
Richelieu Hardware Ltd	1,753,920	41,487,982
TOTAL INDUSTRIALS		46,921,921

Information Technology - 0.7%
Software - 0.7%
Lumine Group Inc Subordinate Voting Shares (a)(c)	750,000	24,247,425
Materials - 1.0%
Metals & Mining - 1.0%
Osisko Gold Royalties Ltd	1,514,700	36,301,820
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (a)(b)	950,000	4,141,520
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Capital Power Corp	50,000	1,898,302
TransAlta Corp	450,000	4,011,679
		5,909,981
TOTAL CANADA		153,219,331
CHINA - 0.4%
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Chlitina Holding Ltd	2,306,670	8,206,107
Health Care - 0.2%
Biotechnology - 0.1%
Zai Lab Ltd (a)	850,000	2,707,591
Pharmaceuticals - 0.1%
Consun Pharmaceutical Group Ltd	3,000,000	3,581,928
TOTAL HEALTH CARE		6,289,519

TOTAL CHINA		14,495,626
DENMARK - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Royal Unibrew A/S	38,600	3,066,793
EGYPT - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Integrated Diagnostics Holdings PLC (a)(c)(d)	15,331,734	5,304,780
FINLAND - 0.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Nanoform Finland Plc (a)	470,233	528,442
Materials - 0.1%
Containers & Packaging - 0.1%
Huhtamaki Oyj	122,089	4,483,962
TOTAL FINLAND		5,012,404
FRANCE - 3.6%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Maisons du Monde SA (b)(c)(d)	259,100	805,716
Consumer Staples - 0.3%
Beverages - 0.3%
Laurent-Perrier	97,649	10,730,302
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA (a)	789,300	14,579,254
Health Care - 0.6%
Pharmaceuticals - 0.6%
Vetoquinol SA	263,180	22,181,874
Industrials - 1.5%
Aerospace & Defense - 0.4%
LISI SA	491,088	15,382,498
Commercial Services & Supplies - 0.3%
Elis SA	420,000	10,733,980
Ground Transportation - 0.3%
Stef SA	75,000	10,790,396
Machinery - 0.3%
Exail Technologies SA (a)	205,000	10,996,292
Trading Companies & Distributors - 0.2%
Thermador Groupe	82,100	6,147,762
TOTAL INDUSTRIALS		54,050,928

Information Technology - 0.6%
Software - 0.6%
Lectra	877,924	22,626,154
Real Estate - 0.2%
Industrial REITs - 0.2%
ARGAN SA	92,488	6,380,799
TOTAL FRANCE		131,355,027
GERMANY - 5.4%
Communication Services - 2.9%
Entertainment - 2.1%
CTS Eventim AG & Co KGaA	631,834	74,297,253
Interactive Media & Services - 0.8%
Scout24 SE (c)(d)	260,500	30,897,747
TOTAL COMMUNICATION SERVICES		105,195,000

Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Auto1 Group SE (a)(c)(d)	1,247,100	29,753,089
Fielmann Group AG	55,300	3,132,330
		32,885,419
Industrials - 1.6%
Aerospace & Defense - 1.2%
Montana Aerospace Ag (a)(c)(d)	100,000	1,999,152
Rheinmetall AG	24,100	41,043,569
		43,042,721
Machinery - 0.4%
Norma Group SE	107,000	1,330,940
Stabilus SE	574,612	15,818,066
		17,149,006
TOTAL INDUSTRIALS		60,191,727

TOTAL GERMANY		198,272,146
GREECE - 0.2%
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Athens International Airport SA	872,400	9,033,047
HUNGARY - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	151,700	4,589,271
INDONESIA - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Selamat Sempurna Tbk PT	50,000,000	5,368,588
IRELAND - 1.5%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Cairn Homes PLC	5,041,234	11,072,010
Industrials - 0.9%
Machinery - 0.0%
Mincon Group Plc	3,809,284	1,605,309
Trading Companies & Distributors - 0.9%
AerCap Holdings NV	271,000	28,726,000
TOTAL INDUSTRIALS		30,331,309

Real Estate - 0.3%
Residential REITs - 0.3%
Irish Residential Properties Reit PLC	10,949,300	12,651,993
TOTAL IRELAND		54,055,312
ISRAEL - 1.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean PLC (b)	400,000	4,701,766
Financials - 0.5%
Capital Markets - 0.5%
Tel Aviv Stock Exchange Ltd	1,599,457	19,633,625
Information Technology - 0.9%
Communications Equipment - 0.9%
Ituran Location and Control Ltd	853,735	30,683,236
TOTAL ISRAEL		55,018,627
ITALY - 2.6%
Consumer Staples - 0.2%
Beverages - 0.1%
Davide Campari-Milano NV	378,900	2,542,509
Personal Care Products - 0.1%
Intercos SpA	310,900	4,684,301
TOTAL CONSUMER STAPLES		7,226,810

Financials - 0.4%
Capital Markets - 0.1%
Banca Generali SpA	72,400	4,273,155
Financial Services - 0.3%
BFF Bank SpA (a)(c)(d)	529,000	4,991,983
Generalfinance Spa	245,000	4,107,714
		9,099,697
TOTAL FINANCIALS		13,372,852

Industrials - 2.0%
Commercial Services & Supplies - 0.2%
doValue SpA (a)(b)(c)(d)	2,973,714	6,107,583
Machinery - 1.8%
Interpump Group SpA	1,954,137	66,589,423
Passenger Airlines - 0.0%
Wizz Air Holdings Plc (a)(c)(d)	100,000	2,166,970
TOTAL INDUSTRIALS		74,863,976

TOTAL ITALY		95,463,638
JAPAN - 29.9%
Communication Services - 0.2%
Entertainment - 0.2%
Daiichikosho Co Ltd	556,928	6,500,999
Consumer Discretionary - 5.1%
Automobile Components - 0.1%
Shoei Co Ltd	430,500	5,034,243
Broadline Retail - 0.0%
ASKUL Corp	156,500	1,662,634
Distributors - 0.2%
Central Automotive Products Ltd	692,337	8,202,678
Diversified Consumer Services - 0.4%
Aucnet Inc	1,454,320	12,571,965
Inforich Inc (a)(b)	80,000	2,084,207
		14,656,172
Hotels, Restaurants & Leisure - 3.1%
Curves Holdings Co Ltd (e)	5,499,859	26,387,630
Gift Holdings Inc (b)	645,900	16,262,694
Koshidaka Holdings Co Ltd (e)	5,252,659	37,214,600
Kyoritsu Maintenance Co Ltd	237,600	5,016,886
Monogatari Corp/The	925,488	24,079,000
		108,960,810
Leisure Products - 0.2%
Yonex Co Ltd	420,000	6,856,064
Specialty Retail - 1.1%
Intermestic Inc	300,000	3,480,906
JINS Holdings Inc	78,100	4,894,223
USS Co Ltd	3,232,400	32,305,915
		40,681,044
TOTAL CONSUMER DISCRETIONARY		186,053,645

Consumer Staples - 2.5%
Consumer Staples Distribution & Retail - 2.0%
Belc Co Ltd	130,000	6,437,264
Daikokutenbussan Co Ltd	319,300	16,972,164
Kato Sangyo Co Ltd	110,000	3,846,692
Kobe Bussan Co Ltd	82,300	2,524,603
Kusuri no Aoki Holdings Co Ltd	698,874	16,667,788
Qol Holdings Co Ltd	510,000	8,196,811
YAKUODO Holdings Co Ltd	918,800	13,012,799
Yaoko Co Ltd	80,500	5,380,742
		73,038,863
Food Products - 0.2%
Iwatsuka Confectionery Co Ltd	211,600	4,972,556
Kotobuki Spirits Co Ltd	312,900	4,646,011
		9,618,567
Personal Care Products - 0.3%
Artnature Inc	1,174,900	6,549,135
Rohto Pharmaceutical Co Ltd	257,200	4,290,264
		10,839,399
TOTAL CONSUMER STAPLES		93,496,829

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Iwatani Corp	620,000	5,914,673
San-Ai Obbli Co Ltd	1,158,872	13,592,309
		19,506,982
Financials - 0.6%
Banks - 0.6%
Chiba Bank Ltd/The	401,900	3,573,486
Hokuhoku Financial Group Inc	722,800	12,865,618
Kyoto Financial Group Inc	241,812	4,128,291
		20,567,395
Financial Services - 0.0%
Fuyo General Lease Co Ltd	86,400	2,405,036
TOTAL FINANCIALS		22,972,431

Health Care - 2.0%
Health Care Equipment & Supplies - 1.4%
Asahi Intecc Co Ltd	257,600	3,950,119
Medikit Co Ltd	658,800	11,385,472
Nagaileben Co Ltd	1,528,000	22,495,734
Paramount Bed Holdings Co Ltd	536,612	8,628,277
Techno Medica Co Ltd	283,000	3,582,528
		50,042,130
Health Care Providers & Services - 0.1%
As One Corp	299,500	4,737,161
Health Care Technology - 0.5%
M3 Inc	200,000	2,506,518
Software Service Inc	178,500	15,742,657
		18,249,175
TOTAL HEALTH CARE		73,028,466

Industrials - 7.4%
Air Freight & Logistics - 0.1%
AZ-COM MARUWA Holdings Inc (b)	425,000	3,923,626
Commercial Services & Supplies - 1.9%
CTS Co Ltd	400,000	2,240,873
Daiei Kankyo Co Ltd	796,100	16,252,734
Japan Elevator Service Holdings Co Ltd	1,274,800	27,505,651
Park24 Co Ltd	300,000	4,245,699
Prestige International Inc	1,100,000	5,162,260
Pronexus Inc	1,122,177	9,559,460
		64,966,677
Construction & Engineering - 1.1%
Hibiya Engineering Ltd	48,500	1,185,533
SHO-BOND Holdings Co Ltd	1,108,800	39,713,000
		40,898,533
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	140,000	6,225,346
SWCC Corp	132,100	5,986,907
		12,212,253
Machinery - 2.5%
CKD Corp	267,000	3,889,782
DMG Mori Co Ltd	174,900	3,025,703
Ebara Corp	300,000	4,506,539
Fujitec Co Ltd	690,300	27,036,509
IHI Corp	92,000	7,206,560
Kawasaki Heavy Industries Ltd	63,600	3,793,848
Mitsuboshi Belting Ltd	272,952	6,824,755
Moriya Transportation Engineering & Manufacturing Co Ltd	293,600	5,729,081
NS Tool Co Ltd (e)	1,444,000	7,150,315
Takeuchi Manufacturing Co Ltd	120,400	3,751,447
Tocalo Co Ltd	1,479,649	16,992,472
		89,907,011
Marine Transportation - 0.0%
Nippon Concept Corp	137,200	1,661,024
Professional Services - 1.2%
BayCurrent Inc	224,100	12,075,316
Funai Soken Holdings Inc	455,457	7,262,848
MEITEC Group Holdings Inc	201,000	4,121,076
Timee Inc (a)	898,400	10,782,308
Visional Inc (a)	193,500	11,703,651
		45,945,199
Trading Companies & Distributors - 0.3%
Inaba Denki Sangyo Co Ltd	207,500	5,453,805
Mitani Corp	337,300	4,446,849
		9,900,654
TOTAL INDUSTRIALS		269,414,977

Information Technology - 8.2%
Electronic Equipment, Instruments & Components - 3.7%
Ai Holdings Corp	416,292	6,152,084
Azbil Corp	12,421,360	107,029,763
Dexerials Corp	306,900	3,593,164
Hamamatsu Photonics KK (b)	250,000	2,308,889
Ibiden Co Ltd	159,100	4,397,561
Maruwa Co Ltd/Aichi	20,700	4,207,176
Rigaku Holdings Corp (b)	750,000	4,621,276
		132,309,913
IT Services - 2.3%
Digital Hearts Holdings Co Ltd	434,650	3,009,536
NSD Co Ltd	1,704,580	40,045,351
Obic Co Ltd	398,000	13,892,978
Softcreate Holdings Corp	200,000	2,736,047
TIS Inc	779,836	22,531,141
		82,215,053
Semiconductors & Semiconductor Equipment - 0.3%
Shibaura Mechatronics Corp	120,000	5,606,379
SUMCO Corp	600,000	4,137,652
Tokyo Seimitsu Co Ltd	50,000	2,787,103
		12,531,134
Software - 1.7%
Broadleaf Co Ltd	3,555,173	17,206,461
Justsystems Corp	100,000	2,384,949
m-up Holdings Inc	1,165,939	15,387,655
Miroku Jyoho Service Co Ltd	618,891	8,003,423
Systena Corp	3,000,000	7,805,287
WingArc1st Inc	467,436	12,455,806
		63,243,581
Technology Hardware, Storage & Peripherals - 0.2%
MCJ Co Ltd	866,500	8,114,725
TOTAL INFORMATION TECHNOLOGY		298,414,406

Materials - 2.1%
Chemicals - 2.0%
Air Water Inc (Osaka)	325,000	4,418,800
Kansai Paint Co Ltd	530,800	7,981,676
Kuraray Co Ltd	429,900	5,021,873
Nihon Parkerizing Co Ltd	2,234,518	18,550,657
Osaka Soda Co Ltd (b)	443,900	4,625,899
SK Kaken Co Ltd	496,920	30,966,269
		71,565,174
Construction Materials - 0.1%
Maeda Kosen Co Ltd	376,100	5,373,984
TOTAL MATERIALS		76,939,158

Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Arealink Co Ltd	300,000	4,597,146
Goldcrest Co Ltd	1,173,700	26,883,953
Katitas Co Ltd	475,000	6,863,548
Relo Group Inc	400,000	5,262,274
		43,606,921
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	300,000	3,696,131
TOTAL JAPAN		1,093,630,945
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BGF retail Co Ltd	157,318	11,863,441
Materials - 0.1%
Chemicals - 0.1%
Soulbrain Co Ltd	18,000	2,188,219
TOTAL KOREA (SOUTH)		14,051,660
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	6,572	167,828
NETHERLANDS - 5.3%
Financials - 0.4%
Capital Markets - 0.4%
Van Lanschot Kempen NV depository receipt	244,930	14,164,790
Industrials - 3.9%
Construction & Engineering - 0.4%
Koninklijke Heijmans N.V depository receipt	315,000	16,079,560
Electrical Equipment - 0.2%
TKH Group NV depository receipt	197,600	7,767,634
Machinery - 2.1%
Aalberts NV	2,136,135	70,516,485
Aalberts NV rights (a)(f)	2,136,135	2,734,510
		73,250,995
Trading Companies & Distributors - 1.2%
IMCD NV	332,429	44,004,798
TOTAL INDUSTRIALS		141,102,987

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
BE Semiconductor Industries NV (b)	360,751	38,513,699
TOTAL NETHERLANDS		193,781,476
NORWAY - 1.9%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Europris ASA (c)(d)	794,000	5,884,365
Energy - 0.1%
Energy Equipment & Services - 0.1%
TGS ASA	400,000	2,958,648
Financials - 0.1%
Banks - 0.1%
SpareBank 1 SMN	304,700	5,510,339
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Medistim ASA (a)	393,375	6,068,851
Industrials - 1.3%
Aerospace & Defense - 1.2%
Kongsberg Gruppen ASA	264,608	42,425,183
Construction & Engineering - 0.1%
Norconsult Norge AS	1,127,500	5,093,767
TOTAL INDUSTRIALS		47,518,950

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA	840,200	2,806,481
TOTAL NORWAY		70,747,634
OMAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Oq Exploration And Production	1,525,106	1,061,632
PHILIPPINES - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
International Container Terminal Services Inc	2,970,000	18,185,576
POLAND - 0.2%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (a)(c)(d)	325,000	2,834,404
Information Technology - 0.1%
IT Services - 0.0%
Sygnity SA (a)	81,669	1,737,156
Software - 0.1%
Asseco Poland SA	90,000	3,704,909
TOTAL INFORMATION TECHNOLOGY		5,442,065

TOTAL POLAND		8,276,469
SINGAPORE - 0.2%
Industrials - 0.2%
Construction & Engineering - 0.2%
Boustead Singapore Ltd	9,400,000	7,478,943
SPAIN - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
CIE Automotive SA	150,000	3,950,815
Household Durables - 0.1%
Neinor Homes SA (c)(d)	152,500	2,646,677
TOTAL CONSUMER DISCRETIONARY		6,597,492

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Clinica Baviera SA	60,000	2,446,955
Industrials - 0.7%
Air Freight & Logistics - 0.1%
Logista Integral SA	174,300	5,947,367
Commercial Services & Supplies - 0.2%
Befesa SA (c)(d)	200,000	6,049,419
Machinery - 0.4%
Fluidra SA	574,020	13,213,661
TOTAL INDUSTRIALS		25,210,447

TOTAL SPAIN		34,254,894
SWEDEN - 12.3%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Hemnet Group AB (a)	677,428	23,198,869
Consumer Discretionary - 1.4%
Automobile Components - 0.6%
Autoliv Inc	180,900	16,865,307
Dometic Group AB (d)	701,300	2,520,631
		19,385,938
Broadline Retail - 0.3%
Rusta AB	1,250,000	10,327,971
Hotels, Restaurants & Leisure - 0.3%
Betsson AB B Shares	540,000	9,480,937
Household Durables - 0.1%
JM AB	315,300	5,036,710
Specialty Retail - 0.1%
BHG Group AB (a)	2,241,400	5,393,923
TOTAL CONSUMER DISCRETIONARY		49,625,479

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Apotea Sverige AB (b)	750,000	6,417,154
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Surgical Science Sweden AB (a)	190,000	2,706,844
Life Sciences Tools & Services - 0.5%
AddLife AB B Shares	930,523	17,617,889
TOTAL HEALTH CARE		20,324,733

Industrials - 5.2%
Aerospace & Defense - 0.7%
INVISIO AB	658,872	26,380,784
Machinery - 0.1%
Beijer Alma AB B Shares	263,600	5,481,724
Trading Companies & Distributors - 4.4%
AddTech AB B Shares	3,487,896	117,135,280
Bergman & Beving AB B Shares	1,406,054	42,550,390
		159,685,670
TOTAL INDUSTRIALS		191,548,178

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 3.7%
Lagercrantz Group AB B Shares	6,046,999	137,137,466
Materials - 0.2%
Chemicals - 0.2%
Hexpol AB B Shares	512,600	4,438,944
Kb Components Ab	900,000	4,651,079
		9,090,023
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
John Mattson Fastighetsforetagen AB (a)	2,484,706	15,732,658
TOTAL SWEDEN		453,074,560
SWITZERLAND - 0.5%
Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG (b)	4,600	4,129,884
Financials - 0.1%
Capital Markets - 0.1%
VZ Holding AG	25,092	5,162,200
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Tecan Group AG	54,160	10,473,055
TOTAL SWITZERLAND		19,765,139
TAIWAN - 1.0%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Addcn Technology Co Ltd (e)	3,559,432	19,414,448
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
eMemory Technology Inc	225,000	18,081,158
TOTAL TAIWAN		37,495,606
TURKEY - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,471,351	3,841,323
UNITED KINGDOM - 17.4%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.4%
Zegona Communications plc (a)	1,500,000	13,513,578
Interactive Media & Services - 1.9%
Baltic Classifieds Group PLC	10,972,300	49,717,467
Rightmove PLC	2,199,463	21,626,573
		71,344,040
Media - 0.1%
4imprint Group PLC	51,800	2,347,151
TOTAL COMMUNICATION SERVICES		87,204,769

Consumer Discretionary - 4.1%
Broadline Retail - 0.1%
B&M European Value Retail SA	850,000	3,810,722
Distributors - 0.1%
Inchcape PLC	610,300	5,461,624
Diversified Consumer Services - 0.0%
ME Group International PLC	172,533	463,318
Hotels, Restaurants & Leisure - 1.8%
Domino's Pizza Group PLC (b)	696,900	2,498,361
Dp Poland PLC (a)	42,210,188	5,062,817
InterContinental Hotels Group PLC ADR	447,200	48,248,409
J D Wetherspoon PLC	333,500	2,904,516
On the Beach Group PLC (c)(d)	2,031,500	7,174,557
		65,888,660
Household Durables - 0.2%
Berkeley Group Holdings PLC	89,288	4,977,208
Vistry Group PLC (a)	409,700	3,435,477
		8,412,685
Leisure Products - 1.7%
Games Workshop Group PLC	296,337	60,858,454
Specialty Retail - 0.1%
Pets at Home Group Plc	1,341,900	4,231,236
Textiles, Apparel & Luxury Goods - 0.1%
Burberry Group PLC	231,300	2,252,579
TOTAL CONSUMER DISCRETIONARY		151,379,278

Consumer Staples - 0.1%
Food Products - 0.1%
Premier Foods PLC	2,015,400	5,350,359
Financials - 0.5%
Capital Markets - 0.3%
Petershill Partners PLC (c)(d)	772,500	2,228,890
St James's Place PLC	746,700	9,346,234
		11,575,124
Insurance - 0.2%
Lancashire Holdings Ltd	661,924	4,966,483
Sabre Insurance Group PLC (c)(d)	1,994,547	3,343,931
		8,310,414
TOTAL FINANCIALS		19,885,538

Industrials - 5.0%
Aerospace & Defense - 0.2%
Avon Technologies PLC	439,600	7,967,627
Air Freight & Logistics - 0.1%
Ferrari Group PLC (a)	350,000	2,823,062
Industrial Conglomerates - 0.4%
DCC PLC	230,000	14,976,616
Machinery - 1.4%
Bodycote PLC	5,506,061	34,928,535
IMI PLC	170,800	4,024,413
Judges Scientific PLC (b)	50,000	4,024,754
Rotork PLC	782,600	3,170,632
Spirax Group PLC	59,897	4,689,703
		50,838,037
Marine Transportation - 0.4%
Clarkson PLC	355,634	15,569,370
Professional Services - 0.1%
GlobalData PLC (b)	2,000,000	4,731,085
Trading Companies & Distributors - 2.4%
Diploma PLC	418,800	22,113,299
Howden Joinery Group PLC	5,297,682	54,293,098
RS GROUP PLC	1,197,500	8,226,907
		84,633,304
TOTAL INDUSTRIALS		181,539,101

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 2.2%
Oxford Instruments PLC	525,000	11,474,547
Spectris PLC	2,525,100	67,304,015
		78,778,562
IT Services - 0.1%
Softcat PLC	246,245	5,483,733
Software - 0.5%
Pinewood Technologies Group PLC (a)(b)	1,200,306	5,758,732
Sage Group PLC/The	740,000	12,204,200
		17,962,932
TOTAL INFORMATION TECHNOLOGY		102,225,227

Materials - 1.4%
Chemicals - 0.1%
Synthomer PLC (a)(b)	2,152,695	2,361,102
Construction Materials - 0.9%
SigmaRoc PLC (a)	28,475,473	34,382,032
Metals & Mining - 0.4%
Hill & Smith PLC	615,514	14,683,290
TOTAL MATERIALS		51,426,424

Real Estate - 1.1%
Real Estate Management & Development - 0.3%
Grainger PLC	1,156,700	3,314,298
LSL Property Services PLC	692,300	2,583,359
Savills PLC	369,600	4,566,086
		10,463,743
Residential REITs - 0.6%
UNITE Group PLC/The	1,999,074	22,925,148
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	450,000	6,033,133
TOTAL REAL ESTATE		39,422,024

TOTAL UNITED KINGDOM		638,432,720
UNITED STATES - 1.9%
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
PriceSmart Inc	209,112	21,222,777
Financials - 1.2%
Capital Markets - 1.2%
Morningstar Inc	152,746	43,489,841
Materials - 0.1%
Metals & Mining - 0.1%
Ramaco Resources Inc Class A (b)	430,000	4,334,400
TOTAL UNITED STATES		69,047,018
TOTAL COMMON STOCKS (Cost $2,604,406,330)		3,598,391,260

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CANADA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Valsoft Corp Series A-1.2 (g)(h)	283	3,314,980
Valsoft Corp Series A-1.3 (g)(h)	100	1,171,371
Valsoft Corp Series A-1.4 (g)(h)	130	1,522,782

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,018,659)		6,009,133

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	70,732,701	70,746,848
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	80,461,846	80,469,892
TOTAL MONEY MARKET FUNDS (Cost $151,215,846)			151,216,740

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $2,761,640,835)	3,755,617,133
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(79,727,757)
NET ASSETS - 100.0%	3,675,889,376

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $160,555,626 or 4.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $138,828,832 or 3.8% of net assets.

(e)	Affiliated company
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,009,133 or 0.2% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Valsoft Corp Series A-1.2	3/14/25	3,314,980

Valsoft Corp Series A-1.3	3/17/25	992,687

Valsoft Corp Series A-1.4	3/17/25	1,710,991

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	105,739,573	701,495,562	736,488,287	1,481,823	-	-	70,746,848	70,732,701	0.1%
Fidelity Securities Lending Cash Central Fund	28,491,024	523,112,957	471,134,089	462,863	-	-	80,469,892	80,461,846	0.3%
Total	134,230,597	1,224,608,519	1,207,622,376	1,944,686	-	-	151,216,740

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Addcn Technology Co Ltd	20,624,736	-	-	458,240	-	(1,210,288)	19,414,448	3,559,432
Curves Holdings Co Ltd	28,078,149	885,514	-	264,549	-	(2,576,033)	26,387,630	5,499,859
Koshidaka Holdings Co Ltd	41,006,495	184,261	-	378,987	-	(3,976,156)	37,214,600	5,252,659
NS Tool Co Ltd	6,974,922	-	-	130,173	-	175,393	7,150,315	1,444,000
Total	96,684,302	1,069,775	-	1,231,949	-	(7,587,084)	90,166,993

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	241,514,085	222,099,637	19,414,448	-
Consumer Discretionary	456,212,319	443,613,944	12,598,375	-
Consumer Staples	171,878,284	149,266,227	22,612,057	-
Energy	81,475,354	73,718,419	7,756,935	-
Financials	268,903,667	218,579,199	50,324,468	-
Health Care	159,226,560	154,012,451	5,214,109	-
Industrials	1,179,107,638	1,078,591,941	100,515,697	-
Information Technology	679,790,604	657,571,794	22,218,810	-
Materials	213,217,043	177,553,914	35,663,129	-
Real Estate	137,459,594	128,269,502	9,190,092	-
Utilities	9,606,112	5,909,981	3,696,131	-

Convertible Preferred Stocks
Information Technology	6,009,133	-	-	6,009,133

Money Market Funds	151,216,740	151,216,740	-	-
Total Investments in Securities:	3,755,617,133	3,460,403,749	289,204,251	6,009,133
Fidelity® Series International Small Cap Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $75,582,314) - See accompanying schedule:
Unaffiliated issuers (cost $2,521,000,425)	$3,514,233,400
Fidelity Central Funds (cost $151,215,846)	151,216,740
Other affiliated issuers (cost $89,424,564)	90,166,993

Total Investment in Securities (cost $2,761,640,835)		$3,755,617,133
Cash		23,781
Foreign currency held at value (cost $1,680,847)		1,677,897
Receivable for investments sold		23,539,283
Receivable for fund shares sold		470
Dividends receivable		22,617,103
Reclaims receivable		7,919,032
Distributions receivable from Fidelity Central Funds		281,980
Other receivables		23,398
Total assets		3,811,700,077
Liabilities
Payable for investments purchased
Regular delivery	$2,014,194
Delayed delivery	2,734,510
Payable for fund shares redeemed	50,555,402
Other payables and accrued expenses	36,703
Collateral on securities loaned	80,469,892
Total liabilities		135,810,701
Net Assets		$3,675,889,376
Net Assets consist of:
Paid in capital		$2,452,711,860
Total accumulated earnings (loss)		1,223,177,516
Net Assets		$3,675,889,376
Net Asset Value, offering price and redemption price per share ($3,675,889,376 ÷ 207,942,527 shares)		$17.68
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends (including $1,231,949 earned from affiliated issuers)		$43,065,633
Foreign Tax Reclaims		4,155,560
Interest		483
Income from Fidelity Central Funds (including $462,863 from security lending)		1,944,686
Income before foreign taxes withheld		$49,166,362
Less foreign taxes withheld		(3,946,414)
Total income		45,219,948
Expenses
Custodian fees and expenses	$146,998
Independent trustees' fees and expenses	8,435
Total expenses		155,433
Net Investment income (loss)		45,064,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	239,970,336
Foreign currency transactions	(472,711)
Total net realized gain (loss)		239,497,625
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	40,322,693
Affiliated issuers	(7,587,084)
Assets and liabilities in foreign currencies	1,420,644
Total change in net unrealized appreciation (depreciation)		34,156,253
Net gain (loss)		273,653,878
Net increase (decrease) in net assets resulting from operations		$318,718,393
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,064,515	$91,607,229
Net realized gain (loss)	239,497,625	269,024,701
Change in net unrealized appreciation (depreciation)	34,156,253	562,271,769
Net increase (decrease) in net assets resulting from operations	318,718,393	922,903,699
Distributions to shareholders	(353,063,220)	(133,792,393)

Share transactions
Proceeds from sales of shares	238,877,862	459,760,468
Reinvestment of distributions	353,063,220	133,792,393
Cost of shares redeemed	(788,753,316)	(893,921,187)

Net increase (decrease) in net assets resulting from share transactions	(196,812,234)	(300,368,326)
Total increase (decrease) in net assets	(231,157,061)	488,742,980

Net Assets
Beginning of period	3,907,046,437	3,418,303,457
End of period	$3,675,889,376	$3,907,046,437

Other Information
Shares
Sold	14,163,898	26,690,757
Issued in reinvestment of distributions	21,243,274	8,425,214
Redeemed	(46,450,711)	(51,491,124)
Net increase (decrease)	(11,043,539)	(16,375,153)

Financial Highlights
Fidelity® Series International Small Cap Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.84	$14.52	$14.48	$24.12	$17.55	$16.71
Income from Investment Operations
Net investment income (loss) A,B	.20	.40	.32	.35	.29	.22
Net realized and unrealized gain (loss)	1.30	3.49	.67	(7.16)	6.45	1.36
Total from investment operations	1.50	3.89	.99	(6.81)	6.74	1.58
Distributions from net investment income	(.55)	(.37)	(.21)	(.47)	(.17)	(.36)
Distributions from net realized gain	(1.11)	(.20)	(.73)	(2.35)	-	(.38)
Total distributions	(1.66)	(.57)	(.95) C	(2.83) C	(.17)	(.74)
Net asset value, end of period	$17.68	$17.84	$14.52	$14.48	$24.12	$17.55
Total Return D,E	8.97%	27.24%	6.57%	(31.82)%	38.60%	9.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.37% H	2.32%	2.02%	2.03%	1.34%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$3,675,889	$3,907,046	$3,418,303	$3,246,258	$4,847,936	$3,653,041
Portfolio turnover rate I	36 % H	30%	26%	25%	32%	24% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Series International Value Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 3.6%
Financials - 1.1%
Banks - 0.2%
Commonwealth Bank of Australia	294,201	31,358,631
Capital Markets - 0.9%
Macquarie Group Ltd	1,140,141	140,892,990
TOTAL FINANCIALS		172,251,621

Materials - 2.5%
Metals & Mining - 2.5%
BHP Group Ltd	10,349,430	246,664,707
Glencore PLC	38,293,427	125,554,036
		372,218,743
TOTAL AUSTRALIA		544,470,364
BELGIUM - 2.0%
Financials - 1.1%
Banks - 1.1%
KBC Group NV	1,768,987	162,443,991
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	721,200	131,661,390
TOTAL BELGIUM		294,105,381
DENMARK - 0.6%
Industrials - 0.6%
Air Freight & Logistics - 0.6%
DSV A/S	445,940	94,521,396
FINLAND - 1.8%
Financials - 1.4%
Insurance - 1.4%
Mandatum Holding Oy	2,578,387	18,150,632
Sampo Oyj A Shares	19,141,735	191,773,475
		209,924,107
Utilities - 0.4%
Electric Utilities - 0.4%
Fortum Oyj	3,438,600	57,437,938
TOTAL FINLAND		267,362,045
FRANCE - 10.4%
Communication Services - 0.5%
Entertainment - 0.2%
Vivendi SE	12,962,955	40,149,018
Media - 0.3%
Canal+ SA	10,873,255	24,706,792
Louis Hachette Group	10,873,255	16,986,201
		41,692,993
TOTAL COMMUNICATION SERVICES		81,842,011

Consumer Staples - 1.7%
Food Products - 1.7%
Danone SA	3,009,500	258,956,687
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
TotalEnergies SE	4,056,167	231,019,720
Financials - 4.3%
Banks - 1.5%
BNP Paribas SA	2,644,470	224,064,569
Insurance - 2.8%
AXA SA	8,619,679	407,675,488
TOTAL FINANCIALS		631,740,057

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	176,200	50,440,984
Industrials - 0.4%
Building Products - 0.4%
Cie de Saint-Gobain SA	588,700	64,002,297
Information Technology - 0.3%
IT Services - 0.3%
Alten SA	490,308	41,075,188
Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	1,010,388	207,612,717
TOTAL FRANCE		1,566,689,661
GERMANY - 14.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (a)	352,700	29,687,025
Financials - 5.1%
Banks - 0.4%
Commerzbank AG (a)	2,729,700	71,804,150
Capital Markets - 1.3%
Deutsche Bank AG	4,089,800	106,469,326
Deutsche Boerse AG	256,900	82,745,922
		189,215,248
Insurance - 3.4%
Hannover Rueck SE	614,063	196,449,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	450,591	308,478,825
		504,927,919
TOTAL FINANCIALS		765,947,317

Health Care - 1.4%
Health Care Providers & Services - 1.1%
Fresenius SE & Co KGaA (b)	3,453,700	163,543,505
Pharmaceuticals - 0.3%
Bayer AG	1,673,982	43,673,413
TOTAL HEALTH CARE		207,216,918

Industrials - 5.7%
Aerospace & Defense - 2.7%
Rheinmetall AG	237,505	404,483,524
Air Freight & Logistics - 0.9%
Deutsche Post AG	3,062,307	130,846,279
Industrial Conglomerates - 1.8%
Siemens AG	1,175,687	270,715,237
Machinery - 0.3%
Daimler Truck Holding AG (a)	1,189,300	47,371,014
TOTAL INDUSTRIALS		853,416,054

Materials - 0.9%
Chemicals - 0.9%
BASF SE (b)	1,795,200	91,679,929
Covestro AG	699,800	47,090,445
		138,770,374
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Vonovia SE	2,645,770	87,760,421
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
RWE AG	1,335,000	51,843,568
TOTAL GERMANY		2,134,641,677
HONG KONG - 0.7%
Financials - 0.7%
Insurance - 0.7%
Prudential PLC	9,990,176	106,223,334
Prudential PLC rights (a)(b)(c)	12,203,276	2,053,730

TOTAL HONG KONG		108,277,064
INDIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Reliance Industries Ltd GDR (d)	1,357,200	88,625,160
INDONESIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	144,006,000	76,566,639
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	1,965,500	30,484,905
ITALY - 5.1%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Eni SpA	8,749,900	125,312,009
Financials - 3.5%
Banks - 3.5%
Mediobanca Banca di Credito Finanziario SpA	11,232,655	228,857,564
UniCredit SpA (a)	5,064,300	294,645,315
		523,502,879
Industrials - 0.8%
Electrical Equipment - 0.3%
Prysmian SpA (a)	860,700	47,280,151
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	1,534,000	73,417,240
TOTAL INDUSTRIALS		120,697,391

TOTAL ITALY		769,512,279
JAPAN - 21.9%
Communication Services - 2.3%
Entertainment - 1.5%
Nintendo Co Ltd	2,795,800	232,107,338
Interactive Media & Services - 0.5%
LY Corp	18,146,600	68,630,847
Wireless Telecommunication Services - 0.3%
SoftBank Group Corp	964,837	48,791,477
TOTAL COMMUNICATION SERVICES		349,529,662

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Denso Corp	1,323,784	17,092,616
Automobiles - 1.5%
Toyota Motor Corp	11,572,500	221,028,031
Household Durables - 1.3%
Sony Group Corp	5,171,225	136,431,382
Sumitomo Forestry Co Ltd	1,807,100	51,920,316
		188,351,698
TOTAL CONSUMER DISCRETIONARY		426,472,345

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	4,431,100	55,430,843
Financials - 7.0%
Banks - 4.5%
Mitsubishi UFJ Financial Group Inc	26,893,944	338,840,267
Sumitomo Mitsui Financial Group Inc	13,647,749	325,597,263
		664,437,530
Financial Services - 0.9%
ORIX Corp	6,713,933	134,681,705
Insurance - 1.6%
Tokio Marine Holdings Inc	6,058,725	242,848,094
TOTAL FINANCIALS		1,041,967,329

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	272,209	32,029,795
Industrials - 5.6%
Industrial Conglomerates - 2.2%
Hitachi Ltd	12,632,200	312,211,327
Machinery - 1.6%
MINEBEA MITSUMI Inc	2,489,051	36,479,606
Mitsubishi Heavy Industries Ltd	10,145,000	199,986,832
		236,466,438
Trading Companies & Distributors - 1.8%
ITOCHU Corp	2,999,353	153,395,733
Mitsui & Co Ltd	5,904,900	119,403,705
		272,799,438
TOTAL INDUSTRIALS		821,477,203

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd (a)	904,144	24,990,748
IT Services - 1.4%
Fujitsu Ltd	5,965,700	132,530,784
TIS Inc	2,434,256	70,330,896
		202,861,680
Semiconductors & Semiconductor Equipment - 0.5%
Renesas Electronics Corp	6,273,960	73,626,576
Technology Hardware, Storage & Peripherals - 0.7%
FUJIFILM Holdings Corp	5,034,347	103,115,452
TOTAL INFORMATION TECHNOLOGY		404,594,456

Materials - 0.9%
Chemicals - 0.9%
Shin-Etsu Chemical Co Ltd	4,525,810	137,727,156
TOTAL JAPAN		3,269,228,789
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	3	116
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Havas NV	10,873,255	17,961,768
SINGAPORE - 1.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Singapore Telecommunications Ltd	33,445,700	96,764,984
Financials - 1.3%
Banks - 1.3%
United Overseas Bank Ltd	7,258,489	192,777,078
TOTAL SINGAPORE		289,542,062
SOUTH AFRICA - 0.9%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	690,574	3,442,027
Materials - 0.9%
Metals & Mining - 0.9%
Anglo American PLC	4,903,645	133,861,519
TOTAL SOUTH AFRICA		137,303,546
SPAIN - 3.5%
Financials - 3.5%
Banks - 3.5%
Banco Santander SA (a)	62,002,272	434,219,191
Bankinter SA (a)	8,456,600	98,099,807

TOTAL SPAIN		532,318,998
SWEDEN - 1.9%
Financials - 1.9%
Financial Services - 1.9%
Investor AB B Shares	9,435,360	278,506,876
SWITZERLAND - 3.9%
Financials - 3.9%
Capital Markets - 0.5%
UBS Group AG (United States)	2,304,429	69,662,888
Insurance - 3.4%
Swiss Life Holding AG	164,020	163,354,262
Zurich Insurance Group AG	493,560	350,067,712
		513,421,974
TOTAL SWITZERLAND		583,084,862
UNITED KINGDOM - 14.6%
Consumer Discretionary - 2.1%
Broadline Retail - 0.2%
B&M European Value Retail SA	6,375,400	28,582,211
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (United Kingdom) (b)	157,000	37,578,408
Household Durables - 1.6%
Barratt Redrow PLC	38,496,524	238,975,511
Specialty Retail - 0.0%
JD Sports Fashion PLC	16,051,300	16,809,494
TOTAL CONSUMER DISCRETIONARY		321,945,624

Consumer Staples - 2.3%
Consumer Staples Distribution & Retail - 0.5%
Tesco PLC	17,215,600	85,200,064
Tobacco - 1.8%
Imperial Brands PLC	6,528,158	267,870,118
TOTAL CONSUMER STAPLES		353,070,182

Financials - 6.0%
Banks - 4.4%
HSBC Holdings PLC	22,922,800	255,529,051
Lloyds Banking Group PLC	250,733,000	246,339,752
Standard Chartered PLC	10,774,722	155,191,045
		657,059,848
Capital Markets - 0.9%
London Stock Exchange Group PLC	897,600	139,766,666
Insurance - 0.7%
Beazley PLC	9,060,317	106,800,584
TOTAL FINANCIALS		903,627,098

Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	918,859	131,641,916
Industrials - 3.3%
Aerospace & Defense - 2.9%
BAE Systems PLC	13,626,364	315,895,038
Rolls-Royce Holdings PLC	10,925,200	110,590,058
		426,485,096
Trading Companies & Distributors - 0.4%
Bunzl PLC	2,025,900	63,662,889
TOTAL INDUSTRIALS		490,147,985

TOTAL UNITED KINGDOM		2,200,432,805
UNITED STATES - 10.3%
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Shell PLC ADR	7,232,248	466,335,351
Health Care - 2.6%
Pharmaceuticals - 2.6%
GSK PLC	3,327,798	65,832,790
Roche Holding AG	988,830	323,334,078
		389,166,868
Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	314,695	52,885,587
Materials - 4.3%
Chemicals - 1.1%
Linde PLC	350,414	158,818,137
Construction Materials - 3.2%
CRH PLC	2,938,928	280,432,510
Holcim AG	1,789,410	199,962,957
		480,395,467
TOTAL MATERIALS		639,213,604

TOTAL UNITED STATES		1,547,601,410
TOTAL COMMON STOCKS (Cost $9,766,776,112)		14,831,237,803

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Cost $59,824,335)	942,477	38,859,111

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	509,938,702	510,040,690
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	656,718,313	656,783,985
TOTAL MONEY MARKET FUNDS (Cost $1,166,824,675)			1,166,824,675

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $10,993,425,122)	16,036,921,589
NET OTHER ASSETS (LIABILITIES) - (6.7)%	(1,012,467,467)
NET ASSETS - 100.0%	15,024,454,122

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,625,160 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	315,643,209	1,942,682,077	1,748,284,596	5,290,919	-	-	510,040,690	509,938,702	0.9%
Fidelity Securities Lending Cash Central Fund	24,880,916	1,391,217,223	759,314,154	348,101	-	-	656,783,985	656,718,313	2.2%
Total	340,524,125	3,333,899,300	2,507,598,750	5,639,020	-	-	1,166,824,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	546,098,425	99,803,779	446,294,646	-
Consumer Discretionary	778,104,994	403,552,965	374,552,029	-
Consumer Staples	612,026,869	-	612,026,869	-
Energy	970,165,110	558,402,538	411,762,572	-
Financials	6,182,935,916	1,936,872,095	4,246,063,821	-
Health Care	972,642,776	419,804,197	552,838,579	-
Industrials	2,497,147,913	173,673,841	2,323,474,072	-
Information Technology	445,669,760	136,396,832	309,272,928	-
Materials	1,629,404,113	486,341,092	1,143,063,021	-
Real Estate	87,760,421	-	87,760,421	-
Utilities	109,281,506	57,437,938	51,843,568	-

Non-Convertible Preferred Stocks
Consumer Discretionary	38,859,111	-	38,859,111	-

Money Market Funds	1,166,824,675	1,166,824,675	-	-
Total Investments in Securities:	16,036,921,589	5,439,109,952	10,597,811,637	-
Fidelity® Series International Value Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $602,327,248) - See accompanying schedule:
Unaffiliated issuers (cost $9,826,600,447)	$14,870,096,914
Fidelity Central Funds (cost $1,166,824,675)	1,166,824,675

Total Investment in Securities (cost $10,993,425,122)		$16,036,921,589
Foreign currency held at value (cost $1,823,164)		1,811,397
Receivable for investments sold		36,700,274
Receivable for fund shares sold		3,839,236
Dividends receivable		82,189,182
Reclaims receivable		55,611,224
Interest receivable		1,640
Distributions receivable from Fidelity Central Funds		1,462,193
Other receivables		95,425
Total assets		16,218,632,160
Liabilities
Payable for investments purchased
Regular delivery	$54,587,343
Delayed delivery	2,053,730
Payable for fund shares redeemed	480,394,096
Other payables and accrued expenses	358,885
Collateral on securities loaned	656,783,984
Total liabilities		1,194,178,038
Net Assets		$15,024,454,122
Net Assets consist of:
Paid in capital		$9,740,967,412
Total accumulated earnings (loss)		5,283,486,710
Net Assets		$15,024,454,122
Net Asset Value, offering price and redemption price per share ($15,024,454,122 ÷ 1,066,000,383 shares)		$14.09
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$228,328,965
Non-Cash dividends		75,047,823
Interest		30,085
Income from Fidelity Central Funds (including $348,101 from security lending)		5,639,020
Income before foreign taxes withheld		$309,045,893
Less foreign taxes withheld		(10,185,848)
Total income		298,860,045
Expenses
Custodian fees and expenses	$405,352
Independent trustees' fees and expenses	32,412
Interest	13,609
Total expenses		451,373
Net Investment income (loss)		298,408,672
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	646,155,263
Redemptions in-kind	136,045,775
Foreign currency transactions	(2,609,995)
Total net realized gain (loss)		779,591,043
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	919,004,073
Assets and liabilities in foreign currencies	6,376,569
Total change in net unrealized appreciation (depreciation)		925,380,642
Net gain (loss)		1,704,971,685
Net increase (decrease) in net assets resulting from operations		$2,003,380,357
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$298,408,672	$489,556,908
Net realized gain (loss)	779,591,043	874,337,714
Change in net unrealized appreciation (depreciation)	925,380,642	1,872,943,945
Net increase (decrease) in net assets resulting from operations	2,003,380,357	3,236,838,567
Distributions to shareholders	(633,417,316)	(464,306,298)

Share transactions
Proceeds from sales of shares	1,029,387,464	2,566,225,333
Reinvestment of distributions	633,417,316	464,306,298
Cost of shares redeemed	(3,023,546,951)	(3,574,593,160)

Net increase (decrease) in net assets resulting from share transactions	(1,360,742,171)	(544,061,529)
Total increase (decrease) in net assets	9,220,870	2,228,470,740

Net Assets
Beginning of period	15,015,233,252	12,786,762,512
End of period	$15,024,454,122	$15,015,233,252

Other Information
Shares
Sold	80,327,002	209,265,440
Issued in reinvestment of distributions	51,399,480	41,345,609
Redeemed	(231,570,778)	(286,259,687)
Net increase (decrease)	(99,844,296)	(35,648,638)

Financial Highlights
Fidelity® Series International Value Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.88	$10.64	$9.24	$11.62	$8.25	$9.82
Income from Investment Operations
Net investment income (loss) A,B	.26	.40	.37	.42	.43 C	.26
Net realized and unrealized gain (loss)	1.51	2.22	1.36	(2.24)	3.23	(1.43)
Total from investment operations	1.77	2.62	1.73	(1.82)	3.66	(1.17)
Distributions from net investment income	(.56)	(.38)	(.33)	(.56)	(.29)	(.36)
Distributions from net realized gain	-	-	-	-	-	(.04)
Total distributions	(.56)	(.38)	(.33)	(.56)	(.29)	(.40)
Net asset value, end of period	$14.09	$12.88	$10.64	$9.24	$11.62	$8.25
Total Return D,E	14.35%	25.19%	18.99%	(16.40)%	44.95%	(12.55)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.01% H	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % H	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% H	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	4.04% H	3.25%	3.42%	4.09%	3.97% C	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$15,024,454	$15,015,233	$12,786,763	$12,367,978	$15,330,482	$11,605,710
Portfolio turnover rate I	33 % H,J	33% J	30% J	31% J	34%	36% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.00%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund, Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld or foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable. Fidelity Series International Growth Fund, Fidelity Series International Small Cap Fund and Fidelity Series International Value Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld or foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Fidelity Series Emerging Markets Fund did not recognize dividend income during the period on certain Russian securities due to restrictions imposed by the Russian government on these dividend payments. There is uncertainty regarding the timeline for these restrictions to be lifted and the collectability of these and future dividend payments on Russian securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Emerging Markets Opportunities Fund	1,041,325
Fidelity Series International Growth Fund	79,645
Fidelity Series International Value Fund	95,425

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Series Emerging Markets Fund, Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series International Growth Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses or Deferred taxes on each applicable Fund's Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Emerging Markets Fund	4,229,296,872	1,224,491,103	(208,017,476)	1,016,473,627
Fidelity Series Emerging Markets Opportunities Fund	16,334,586,629	7,043,034,324	(1,603,397,348)	5,439,636,976
Fidelity Series International Growth Fund	9,103,736,675	5,933,055,150	(208,699,962)	5,724,355,188
Fidelity Series International Small Cap Fund	2,806,131,414	1,236,393,394	(286,907,675)	949,485,719
Fidelity Series International Value Fund	11,277,025,819	5,224,452,013	(464,556,243)	4,759,895,770

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Emerging Markets Fund	(496,537,375)	(17,752,209)	(514,289,584)
Fidelity Series Emerging Markets Opportunities Fund	(1,195,026,240)	(945,266,954)	(2,140,293,194)
Fidelity Series International Value Fund	(418,212,570)	-	(418,212,570)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Emerging Markets Opportunities Fund	5,471,177

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Emerging Markets Fund	2,430,230,311	2,933,792,583
Fidelity Series Emerging Markets Opportunities Fund	4,493,616,841	6,770,731,676
Fidelity Series International Growth Fund	1,877,975,032	2,442,873,471
Fidelity Series International Small Cap Fund	659,078,431	1,121,373,445
Fidelity Series International Value Fund	2,415,169,035	3,466,299,474

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	35,969,890	338,431,291	643,426,122
Fidelity Series International Value Fund	52,080,465	252,285,154	642,076,082

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Emerging Markets Fund	64
Fidelity Series Emerging Markets Opportunities Fund	21,438
Fidelity Series International Growth Fund	2,359
Fidelity Series International Small Cap Fund	580
Fidelity Series International Value Fund	1,968

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Emerging Markets Opportunities Fund	Borrower	50,469,000	4.59%	12,866
Fidelity Series International Growth Fund	Borrower	16,751,000	4.67%	10,869
Fidelity Series International Value Fund	Borrower	106,967,000	4.58%	13,609

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below. During the period, there were no interfund trades.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Emerging Markets Fund	14,489,365	53,310,878	1,212,523
Fidelity Series Emerging Markets Opportunities Fund	17,784,279	143,792,259	55,752,258
Fidelity Series International Growth Fund	77,706,357	99,144,125	12,586,695
Fidelity Series International Small Cap Fund	10,176,005	77,407,210	26,985,753
Fidelity Series International Value Fund	40,461,503	150,635,903	18,424,790

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series International Growth Fund	19,336,697	182,426,073	350,057,785
Fidelity Series International Value Fund	28,248,206	136,045,775	353,801,270

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Emerging Markets Fund	17,691	-	-
Fidelity Series Emerging Markets Opportunities Fund	61,726	1	-
Fidelity Series International Growth Fund	9,179	-	-
Fidelity Series International Small Cap Fund	49,861	-	-
Fidelity Series International Value Fund	26,139	-	-

9. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Emerging Markets Fund	.013%	280,166
Fidelity Series Emerging Markets Opportunities Fund	.013%	1,398,426

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Emerging Markets Fund	8,140
Fidelity Series International Growth Fund	300

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.907946.115
GSV-S-SANN-0625
Fidelity® Infrastructure Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Infrastructure Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.5%
	Shares	Value ($)
CANADA - 0.9%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
South Bow Corp	7,400	182,772
Industrials - 0.6%
Ground Transportation - 0.6%
Canadian Pacific Kansas City Ltd (United States)	4,894	354,669
TOTAL CANADA		537,441
CHINA - 0.5%
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Beijing Capital International Airport Co Ltd H Shares (a)	1,050,000	379,081
FRANCE - 0.9%
Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	28,400	585,065
GERMANY - 3.7%
Utilities - 3.7%
Multi-Utilities - 3.7%
E.ON SE	130,000	2,273,646
ITALY - 1.0%
Utilities - 1.0%
Electric Utilities - 1.0%
Enel SpA	70,900	614,630
MEXICO - 4.2%
Industrials - 4.2%
Transportation Infrastructure - 4.2%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	11,658	1,037,212
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	6,100	1,253,611
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	1,000	316,540

TOTAL MEXICO		2,607,363
SPAIN - 10.0%
Communication Services - 2.3%
Diversified Telecommunication Services - 2.3%
Cellnex Telecom SA (b)(c)	35,538	1,438,200
Industrials - 4.1%
Transportation Infrastructure - 4.1%
Aena SME SA (b)(c)	10,099	2,532,960
Utilities - 3.6%
Electric Utilities - 3.6%
Iberdrola SA	123,200	2,220,786
TOTAL SPAIN		6,191,946
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,400	400,056
UNITED KINGDOM - 8.3%
Utilities - 8.3%
Electric Utilities - 2.5%
SSE PLC	69,000	1,555,678
Multi-Utilities - 5.8%
National Grid PLC	247,804	3,576,829
TOTAL UNITED KINGDOM		5,132,507
UNITED STATES - 63.4%
Communication Services - 3.0%
Diversified Telecommunication Services - 2.0%
AT&T Inc	23,100	639,870
Verizon Communications Inc	12,800	563,968
		1,203,838
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	2,600	642,070
TOTAL COMMUNICATION SERVICES		1,845,908

Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Cheniere Energy Inc	8,902	2,057,341
Targa Resources Corp	4,209	719,318
Williams Cos Inc/The	20,837	1,220,423
		3,997,082
Industrials - 12.4%
Commercial Services & Supplies - 8.9%
GFL Environmental Inc Subordinate Voting Shares (United States)	42,325	2,112,018
Republic Services Inc	6,680	1,675,009
Waste Connections Inc (United States)	8,758	1,730,844
		5,517,871
Construction & Engineering - 0.9%
Ferrovial SE	12,564	610,316
Electrical Equipment - 1.3%
GE Vernova Inc	2,200	815,804
Ground Transportation - 1.3%
Norfolk Southern Corp	1,400	313,670
Union Pacific Corp	2,160	465,826
		779,496
TOTAL INDUSTRIALS		7,723,487

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
NVIDIA Corp	11,400	1,241,688
Real Estate - 7.3%
Health Care REITs - 4.8%
Ventas Inc	21,100	1,478,688
Welltower Inc	9,700	1,480,123
		2,958,811
Specialized REITs - 2.5%
American Tower Corp	7,077	1,595,227
TOTAL REAL ESTATE		4,554,038

Utilities - 32.3%
Electric Utilities - 20.6%
Duke Energy Corp	28,900	3,526,379
Entergy Corp	11,000	914,870
Evergy Inc	8,600	594,260
Exelon Corp	61,600	2,889,040
NextEra Energy Inc	15,445	1,032,962
PG&E Corp	66,600	1,100,232
PPL Corp	46,200	1,686,300
TXNM Energy Inc	18,500	984,200
		12,728,243
Multi-Utilities - 10.2%
Ameren Corp	6,100	605,364
CenterPoint Energy Inc	36,100	1,399,958
Consolidated Edison Inc	14,123	1,592,368
NiSource Inc	12,637	494,233
Sempra	30,000	2,228,100
		6,320,023
Water Utilities - 1.5%
American Water Works Co Inc	6,500	955,565
TOTAL UTILITIES		20,003,831

TOTAL UNITED STATES		39,366,034
TOTAL COMMON STOCKS (Cost $47,567,158)		58,087,769

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $4,402,099)	4.33	4,401,219	4,402,099

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $51,969,257)	62,489,868
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(392,823)
NET ASSETS - 100.0%	62,097,045

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,971,160 or 6.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,971,160 or 6.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,962,511	20,050,634	17,611,046	78,262	-	-	4,402,099	4,401,219	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,902,564	4,902,564	60	-	-	-	-	0.0%
Total	1,962,511	24,953,198	22,513,610	78,322	-	-	4,402,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,284,108	1,845,908	1,438,200	-
Energy	4,179,854	4,179,854	-	-
Industrials	13,597,560	13,597,560	-	-
Information Technology	1,641,744	1,641,744	-	-
Real Estate	4,554,038	4,554,038	-	-
Utilities	30,830,465	20,588,896	10,241,569	-

Money Market Funds	4,402,099	4,402,099	-	-
Total Investments in Securities:	62,489,868	50,810,099	11,679,769	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,567,158)	$58,087,769
Fidelity Central Funds (cost $4,402,099)	4,402,099

Total Investment in Securities (cost $51,969,257)		$62,489,868
Cash		161,135
Receivable for investments sold		339,782
Receivable for fund shares sold		268,236
Dividends receivable		57,694
Distributions receivable from Fidelity Central Funds		14,374
Prepaid expenses		13
Receivable from investment adviser for expense reductions		2,311
Total assets		63,333,413
Liabilities
Payable for investments purchased	$1,131,967
Payable for fund shares redeemed	38,949
Accrued management fee	40,740
Other payables and accrued expenses	24,712
Total liabilities		1,236,368
Net Assets		$62,097,045
Net Assets consist of:
Paid in capital		$52,990,197
Total accumulated earnings (loss)		9,106,848
Net Assets		$62,097,045
Net Asset Value, offering price and redemption price per share ($62,097,045 ÷ 4,230,162 shares)		$14.68
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$581,408
Income from Fidelity Central Funds (including $60 from security lending)		78,322
Income before foreign taxes withheld		$659,730
Less foreign taxes withheld		(22,482)
Total income		637,248
Expenses
Management fee	$219,174
Custodian fees and expenses	2,669
Independent trustees' fees and expenses	107
Registration fees	9,125
Audit fees	26,216
Legal	493
Miscellaneous	78
Total expenses before reductions	257,862
Expense reductions	(4,580)
Total expenses after reductions		253,282
Net Investment income (loss)		383,966
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3,372,119
Foreign currency transactions	(9,078)
Total net realized gain (loss)		3,363,041
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(250,717)
Assets and liabilities in foreign currencies	(754)
Total change in net unrealized appreciation (depreciation)		(251,471)
Net gain (loss)		3,111,570
Net increase (decrease) in net assets resulting from operations		$3,495,536
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$383,966	$723,986
Net realized gain (loss)	3,363,041	1,231,073
Change in net unrealized appreciation (depreciation)	(251,471)	9,685,725
Net increase (decrease) in net assets resulting from operations	3,495,536	11,640,784
Distributions to shareholders	(272,372)	(730,570)

Share transactions
Proceeds from sales of shares	21,517,396	6,385,371
Reinvestment of distributions	253,366	680,045
Cost of shares redeemed	(8,064,148)	(14,732,198)

Net increase (decrease) in net assets resulting from share transactions	13,706,614	(7,666,782)
Total increase (decrease) in net assets	16,929,778	3,243,432

Net Assets
Beginning of period	45,167,267	41,923,835
End of period	$62,097,045	$45,167,267

Other Information
Shares
Sold	1,515,841	498,985
Issued in reinvestment of distributions	18,109	54,326
Redeemed	(571,002)	(1,195,991)
Net increase (decrease)	962,948	(642,680)

Financial Highlights
Fidelity® Infrastructure Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$13.82	$10.72	$11.22	$12.63	$10.44	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.21	.22	.13 D	.07	.17
Net realized and unrealized gain (loss)	.84	3.10	(.47)	(1.38)	2.21	.31
Total from investment operations	.94	3.31	(.25)	(1.25)	2.28	.48
Distributions from net investment income	(.08)	(.21)	(.25)	(.16)	(.09)	(.04)
Total distributions	(.08)	(.21)	(.25)	(.16)	(.09)	(.04)
Net asset value, end of period	$14.68	$13.82	$10.72	$11.22	$12.63	$10.44
Total Return E,F	6.79%	31.13%	(2.43)%	(9.95)%	21.96%	4.79%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97% I	1.05%	1.15%	1.13%	1.24%	2.24% I
Expenses net of fee waivers, if any	.95 % I	.95%	.94%	.98%	1.00%	1.00% I
Expenses net of all reductions, if any	.95% I	.95%	.94%	.98%	1.00%	.98% I
Net investment income (loss)	1.44% I	1.68%	1.88%	1.08% D	.61%	1.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$62,097	$45,167	$41,924	$37,356	$46,046	$12,762
Portfolio turnover rate J	146 % I	74%	55%	91%	46%	50% I

AFor the period November 5, 2019 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .86%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Infrastructure Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,909,185
Gross unrealized depreciation	(569,828)
Net unrealized appreciation (depreciation)	$10,339,357
Tax cost	$52,150,511

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,895,178)
Long-term	-
Total capital loss carryforward	$(4,895,178)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Infrastructure Fund	48,577,459	36,708,358
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Infrastructure Fund	.87

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Infrastructure Fund	.82

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Infrastructure Fund	612

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Infrastructure Fund	946,565	2,183,294	605,989
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Infrastructure Fund	40
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Infrastructure Fund	6	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,451.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $129.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

VIP FundsManager 60% Portfolio
Fidelity Infrastructure Fund	11%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Infrastructure Fund	24%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896236.105
ISF-SANN-0625
Fidelity® Sustainable International Equity Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable International Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 3.6%
Financials - 2.2%
Capital Markets - 1.1%
Macquarie Group Ltd	1,157	142,977
Insurance - 1.1%
QBE Insurance Group Ltd	10,011	138,351
TOTAL FINANCIALS		281,328

Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Brambles Ltd	8,691	114,214
Materials - 0.5%
Metals & Mining - 0.5%
IperionX Ltd (a)	29,781	68,313
TOTAL AUSTRALIA		463,855
AUSTRIA - 1.0%
Materials - 1.0%
Construction Materials - 1.0%
Wienerberger AG	3,637	127,231
BELGIUM - 2.2%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	1,024	94,033
Health Care - 1.5%
Pharmaceuticals - 1.5%
UCB SA	1,060	193,512
TOTAL BELGIUM		287,545
CANADA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	2,371	107,027
DENMARK - 2.6%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	2,410	57,498
Health Care - 2.2%
Pharmaceuticals - 2.2%
Novo Nordisk A/S Series B	4,175	279,147
TOTAL DENMARK		336,645
FINLAND - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	3,541	59,147
FRANCE - 12.5%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	87	235,652
Consumer Staples - 3.1%
Food Products - 2.3%
Danone SA	3,401	292,644
Personal Care Products - 0.8%
L'Oreal SA (a)	255	112,676
TOTAL CONSUMER STAPLES		405,320

Financials - 5.6%
Banks - 1.2%
BNP Paribas SA	1,914	162,172
Capital Markets - 1.2%
Amundi SA (b)(c)	1,908	149,898
Insurance - 3.2%
AXA SA	8,575	405,563
TOTAL FINANCIALS		717,633

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	495	141,704
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	585	120,205
TOTAL FRANCE		1,620,514
GERMANY - 8.9%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	413	94,369
Financials - 1.6%
Insurance - 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	308	210,860
Health Care - 1.4%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	228	15,342
Pharmaceuticals - 1.3%
Merck KGaA	1,219	168,338
TOTAL HEALTH CARE		183,680

Industrials - 1.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	2,294	98,018
Industrial Conglomerates - 1.0%
Siemens AG	560	128,946
TOTAL INDUSTRIALS		226,964

Information Technology - 2.9%
Software - 2.9%
SAP SE	1,238	362,225
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	8,557	78,713
TOTAL GERMANY		1,156,811
HONG KONG - 1.6%
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	27,818	208,438
INDIA - 0.5%
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd ADR	960	69,781
IRELAND - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	4,285	24,563
Consumer Staples - 0.5%
Food Products - 0.5%
Kerry Group PLC Class A	596	62,960
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	1,527	128,529
TOTAL IRELAND		216,052
ITALY - 4.4%
Financials - 4.0%
Banks - 4.0%
Intesa Sanpaolo SpA	27,056	144,433
UniCredit SpA	6,530	379,921
		524,354
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	888	48,780
TOTAL ITALY		573,134
JAPAN - 19.7%
Consumer Discretionary - 4.8%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	3	93
Household Durables - 3.8%
Sony Group Corp	18,494	487,923
Specialty Retail - 1.0%
Fast Retailing Co Ltd	422	138,815
TOTAL CONSUMER DISCRETIONARY		626,831

Financials - 4.5%
Banks - 2.3%
Mizuho Financial Group Inc	2,378	59,456
Sumitomo Mitsui Financial Group Inc	9,947	237,308
		296,764
Financial Services - 1.5%
ORIX Corp	9,544	191,453
Insurance - 0.7%
Tokio Marine Holdings Inc	2,512	100,687
TOTAL FINANCIALS		588,904

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	1,489	175,205
Industrials - 7.7%
Industrial Conglomerates - 4.2%
Hitachi Ltd	21,655	535,214
Trading Companies & Distributors - 3.5%
ITOCHU Corp	8,814	450,774
TOTAL INDUSTRIALS		985,988

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	1,555	65,055
Tokyo Electron Ltd	768	114,354
		179,409
TOTAL JAPAN		2,556,337
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	773	96,252
NETHERLANDS - 8.0%
Communication Services - 3.2%
Diversified Telecommunication Services - 2.5%
Koninklijke KPN NV	67,823	315,503
Entertainment - 0.7%
Universal Music Group NV	3,187	93,715
TOTAL COMMUNICATION SERVICES		409,218

Financials - 1.9%
Banks - 1.9%
ING Groep NV	12,526	243,246
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	1,155	203,397
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASML Holding NV	219	144,515
BE Semiconductor Industries NV	380	40,569
		185,084
TOTAL NETHERLANDS		1,040,945
NEW ZEALAND - 0.9%
Utilities - 0.9%
Electric Utilities - 0.9%
Contact Energy Ltd	21,567	113,615
SPAIN - 1.7%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Puig Brands SA Class B (a)	400	7,445
Financials - 0.6%
Banks - 0.6%
CaixaBank SA	10,066	77,148
Utilities - 1.0%
Electric Utilities - 1.0%
Iberdrola SA	7,103	128,038
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	269	2,516
EDP Renovaveis SA rights 5/5/2025 (a)	269	27
		2,543
TOTAL UTILITIES		130,581

TOTAL SPAIN		215,174
SWEDEN - 2.6%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	4,860	143,454
Industrials - 0.5%
Machinery - 0.5%
Indutrade AB	2,449	66,080
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Lagercrantz Group AB B Shares	5,928	134,439
TOTAL SWEDEN		343,973
SWITZERLAND - 2.0%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	726	128,288
Industrials - 1.0%
Electrical Equipment - 1.0%
ABB Ltd	2,580	136,252
TOTAL SWITZERLAND		264,540
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	9,863	278,906
UNITED KINGDOM - 11.7%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	6,138	206,942
Household Durables - 0.2%
Bellway PLC	885	31,632
TOTAL CONSUMER DISCRETIONARY		238,574

Consumer Staples - 1.8%
Food Products - 0.5%
Cranswick PLC	930	64,201
Personal Care Products - 1.3%
Unilever PLC	2,647	168,535
TOTAL CONSUMER STAPLES		232,736

Financials - 3.2%
Banks - 0.5%
NatWest Group PLC	11,063	71,160
Capital Markets - 2.7%
3i Group PLC	2,785	157,885
London Stock Exchange Group PLC	1,113	173,307
		331,192
TOTAL FINANCIALS		402,352

Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	1,893	271,204
Industrials - 1.4%
Professional Services - 1.4%
RELX PLC	3,287	179,389
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Grainger PLC	15,854	45,426
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	9,926	143,273
TOTAL UNITED KINGDOM		1,512,954
UNITED STATES - 8.1%
Health Care - 1.4%
Health Care Equipment & Supplies - 1.4%
Alcon AG	1,856	179,135
Industrials - 3.1%
Electrical Equipment - 2.3%
Schneider Electric SE	1,247	291,356
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	654	109,907
TOTAL INDUSTRIALS		401,263

Materials - 3.6%
Chemicals - 0.9%
Linde PLC	254	115,120
Construction Materials - 2.7%
CRH PLC (United Kingdom)	3,789	355,189
TOTAL MATERIALS		470,309

TOTAL UNITED STATES		1,050,707
TOTAL COMMON STOCKS (Cost $10,343,372)		12,699,583

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $249,447)	4.33	249,398	249,447

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $10,592,819)	12,949,030
NET OTHER ASSETS (LIABILITIES) - 0.3%	33,831
NET ASSETS - 100.0%	12,982,861

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,611 or 1.8% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $228,611 or 1.8% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	245,315	2,828,388	2,824,256	7,842	-	-	249,447	249,398	0.0%
Total	245,315	2,828,388	2,824,256	7,842	-	-	249,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	409,218	-	409,218	-
Consumer Discretionary	1,348,277	386,309	961,968	-
Consumer Staples	708,461	134,606	573,855	-
Energy	107,027	107,027	-	-
Financials	3,619,029	514,664	3,104,365	-
Health Care	1,423,587	698,031	725,556	-
Industrials	2,490,856	507,913	1,982,943	-
Information Technology	1,236,315	319,523	916,792	-
Materials	786,058	597,540	188,518	-
Real Estate	124,139	124,139	-	-
Utilities	446,616	61,690	384,926	-

Money Market Funds	249,447	249,447	-	-
Total Investments in Securities:	12,949,030	3,700,889	9,248,141	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,343,372)	$12,699,583
Fidelity Central Funds (cost $249,447)	249,447

Total Investment in Securities (cost $10,592,819)		$12,949,030
Cash		4,574
Foreign currency held at value (cost $2,686)		2,671
Receivable for fund shares sold		12,258
Dividends receivable		37,575
Reclaims receivable		13,156
Distributions receivable from Fidelity Central Funds		1,059
Prepaid expenses		3
Receivable from investment adviser for expense reductions		21,093
Total assets		13,041,419
Liabilities
Payable for fund shares redeemed	$10,014
Accrued management fee	7,685
Distribution and service plan fees payable	417
Audit fee payable	32,261
Custody fee payable	3,102
Other payables and accrued expenses	5,079
Total liabilities		58,558
Net Assets		$12,982,861
Net Assets consist of:
Paid in capital		$11,510,509
Total accumulated earnings (loss)		1,472,352
Net Assets		$12,982,861

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($326,099 ÷ 32,640 shares)(a)		$9.99
Maximum offering price per share (100/94.25 of $9.99)		$10.60
Class M :
Net Asset Value and redemption price per share ($372,683 ÷ 37,364 shares)(a)		$9.97
Maximum offering price per share (100/96.50 of $9.97)		$10.33
Class C :
Net Asset Value and offering price per share ($279,391 ÷ 28,103 shares)(a)		$9.94
Fidelity Sustainable International Equity Fund :
Net Asset Value, offering price and redemption price per share ($11,152,284 ÷ 1,115,512 shares)		$10.00
Class I :
Net Asset Value, offering price and redemption price per share ($260,318 ÷ 26,037 shares)		$10.00
Class Z :
Net Asset Value, offering price and redemption price per share ($592,086 ÷ 59,105 shares)		$10.02
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$132,718
Income from Fidelity Central Funds		7,842
Income before foreign taxes withheld		$140,560
Less foreign taxes withheld		(20,359)
Total income		120,201
Expenses
Management fee
Basic fee	$47,561
Performance adjustment	(3,420)
Distribution and service plan fees	2,393
Custodian fees and expenses	10,717
Independent trustees' fees and expenses	25
Registration fees	78,847
Audit fees	37,599
Legal	6
Miscellaneous	18
Total expenses before reductions	173,746
Expense reductions	(110,766)
Total expenses after reductions		62,980
Net Investment income (loss)		57,221
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(130,008)
Foreign currency transactions	2,991
Total net realized gain (loss)		(127,017)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	579,972
Assets and liabilities in foreign currencies	2,621
Total change in net unrealized appreciation (depreciation)		582,593
Net gain (loss)		455,576
Net increase (decrease) in net assets resulting from operations		$512,797
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,221	$134,016
Net realized gain (loss)	(127,017)	(145,407)
Change in net unrealized appreciation (depreciation)	582,593	1,874,730
Net increase (decrease) in net assets resulting from operations	512,797	1,863,339
Distributions to shareholders	(205,446)	(119,018)

Share transactions - net increase (decrease)	1,928,480	2,209,473
Total increase (decrease) in net assets	2,235,831	3,953,794

Net Assets
Beginning of period	10,747,030	6,793,236
End of period	$12,982,861	$10,747,030

Financial Highlights
Fidelity Advisor® Sustainable International Equity Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.73	$7.85	$7.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.10	.07
Net realized and unrealized gain (loss)	.37	1.89	.58	(2.87)
Total from investment operations	.41	2.00	.68	(2.80)
Distributions from net investment income	(.15)	(.12)	(.03)	-
Total distributions	(.15)	(.12)	(.03)	-
Net asset value, end of period	$9.99	$9.73	$7.85	$7.20
Total Return D,E,F	4.29%	25.71%	9.43%	(28.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.20% I	3.09%	3.91%	7.77% I,J
Expenses net of fee waivers, if any	1.30 % I	1.30%	1.29%	1.30% I
Expenses net of all reductions, if any	1.29% I	1.29%	1.29%	1.28% I
Net investment income (loss)	.76% I	1.20%	1.23%	1.18% I
Supplemental Data
Net assets, end of period (000 omitted)	$326	$304	$353	$185
Portfolio turnover rate K	38 % I	50%	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.71	$7.83	$7.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.09	.08	.05
Net realized and unrealized gain (loss)	.38	1.89	.57	(2.86)
Total from investment operations	.40	1.98	.65	(2.81)
Distributions from net investment income	(.14)	(.10)	(.01)	-
Total distributions	(.14)	(.10)	(.01)	-
Net asset value, end of period	$9.97	$9.71	$7.83	$7.19
Total Return D,E,F	4.12%	25.40%	9.08%	(28.10)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.43% I	3.06%	4.24%	8.02% I,J
Expenses net of fee waivers, if any	1.55 % I	1.55%	1.55%	1.55% I
Expenses net of all reductions, if any	1.54% I	1.54%	1.54%	1.55% I
Net investment income (loss)	.51% I	.95%	.98%	.91% I
Supplemental Data
Net assets, end of period (000 omitted)	$373	$270	$196	$180
Portfolio turnover rate K	38 % I	50%	36%	43% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.64	$7.78	$7.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	- D	.04	.04	.02
Net realized and unrealized gain (loss)	.38	1.87	.58	(2.86)
Total from investment operations	.38	1.91	.62	(2.84)
Distributions from net investment income	(.08)	(.05)	-	-
Total distributions	(.08)	(.05)	-	-
Net asset value, end of period	$9.94	$9.64	$7.78	$7.16
Total Return E,F,G	3.98%	24.60%	8.66%	(28.40)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	3.92% J	3.53%	4.73%	8.51% J,K
Expenses net of fee waivers, if any	2.05 % J	2.05%	2.04%	2.05% J
Expenses net of all reductions, if any	2.04% J	2.04%	2.04%	2.05% J
Net investment income (loss)	.01% J	.45%	.48%	.41% J
Supplemental Data
Net assets, end of period (000 omitted)	$279	$260	$194	$179
Portfolio turnover rate L	38 % J	50%	36%	43% J

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable International Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.14	.12	.08
Net realized and unrealized gain (loss)	.38	1.88	.58	(2.87)
Total from investment operations	.43	2.02	.70	(2.79)
Distributions from net investment income	(.18)	(.14)	(.04)	-
Total distributions	(.18)	(.14)	(.04)	-
Net asset value, end of period	$10.00	$9.75	$7.87	$7.21
Total Return D,E	4.49%	25.98%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.93% H	2.55%	3.72%	7.64% H,I
Expenses net of fee waivers, if any	1.05 % H	1.05%	1.04%	1.05% H
Expenses net of all reductions, if any	1.04% H	1.04%	1.04%	1.01% H
Net investment income (loss)	1.01% H	1.45%	1.48%	1.45% H
Supplemental Data
Net assets, end of period (000 omitted)	$11,152	$9,326	$5,563	$3,908
Portfolio turnover rate J	38 % H	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$7.87	$7.21	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.14	.12	.08
Net realized and unrealized gain (loss)	.38	1.88	.58	(2.87)
Total from investment operations	.43	2.02	.70	(2.79)
Distributions from net investment income	(.18)	(.14)	(.04)	-
Total distributions	(.18)	(.14)	(.04)	-
Net asset value, end of period	$10.00	$9.75	$7.87	$7.21
Total Return D,E	4.48%	25.98%	9.73%	(27.90)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.93% H	2.60%	3.74%	7.52% H,I
Expenses net of fee waivers, if any	1.05 % H	1.05%	1.04%	1.05% H
Expenses net of all reductions, if any	1.04% H	1.04%	1.04%	1.03% H
Net investment income (loss)	1.01% H	1.45%	1.48%	1.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$260	$249	$199	$180
Portfolio turnover rate J	38 % H	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable International Equity Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$7.89	$7.22	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.15	.14	.09
Net realized and unrealized gain (loss)	.38	1.89	.57	(2.87)
Total from investment operations	.44	2.04	.71	(2.78)
Distributions from net investment income	(.21)	(.14)	(.04)	-
Total distributions	(.21)	(.14)	(.04)	-
Net asset value, end of period	$10.02	$9.79	$7.89	$7.22
Total Return D,E	4.56%	26.18%	9.86%	(27.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.96% H	2.48%	3.56%	7.46% H,I
Expenses net of fee waivers, if any	.90 % H	.90%	.89%	.90% H
Expenses net of all reductions, if any	.89% H	.89%	.89%	.90% H
Net investment income (loss)	1.16% H	1.60%	1.63%	1.56% H
Supplemental Data
Net assets, end of period (000 omitted)	$592	$338	$287	$181
Portfolio turnover rate J	38 % H	50%	36%	43% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable International Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,480,480
Gross unrealized depreciation	(293,646)
Net unrealized appreciation (depreciation)	$2,186,834
Tax cost	$10,762,196

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(413,102)
Long-term	(264,573)
Total capital loss carryforward	$(677,675)

Due to large subscriptions in a prior period, $234,418 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $74,614 per year. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those losses are realized and the limitation prevents the Fund from using any of those losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable International Equity Fund	3,902,350	2,132,704
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.88
Class I	.79
Class Z	.73

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.79
Class C	.78
Fidelity Sustainable International Equity Fund	.82
Class I	.79
Class Z	.73

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable International Equity Fund	MSCI EAFE Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable International Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.06)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	384	311
Class M	.25%	.25%	704	615
Class C	.75%	.25%	1,305	1,242
			2,393	2,168

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	15
Class M	6
21

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable International Equity Fund	1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable International Equity Fund	220,604	221,682	(22,238)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable International Equity Fund	9
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	2,917
Class M	1.55%	2,657
Class C	2.05%	2,441
Fidelity Sustainable International Equity Fund	1.05%	94,067
Class I	1.05%	2,351
Class Z	.90%	6,012
		110,445

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $321.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Sustainable International Equity Fund
Distributions to shareholders
Class A	$4,752	$5,401
Class M	3,796	2,380
Class C	2,180	1,175
Fidelity Sustainable International Equity Fund	176,943	101,474
Class I	4,626	3,624
Class Z	13,149	4,964
Total	$205,446	$119,018
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Sustainable International Equity Fund
Class A
Shares sold	972	1,441	$8,853	$13,785
Reinvestment of distributions	491	639	4,752	5,401
Shares redeemed	(81)	(15,789)	(766)	(146,263)
Net increase (decrease)	1,382	(13,709)	$12,839	$(127,077)
Class M
Shares sold	9,133	2,507	$84,031	$22,745
Reinvestment of distributions	393	282	3,796	2,380
Shares redeemed	-	-	(2)	-
Net increase (decrease)	9,526	2,789	$87,825	$25,125
Class C
Shares sold	1,084	3,893	$10,138	$35,587
Reinvestment of distributions	226	139	2,180	1,175
Shares redeemed	(121)	(2,118)	(1,201)	(21,010)
Net increase (decrease)	1,189	1,914	$11,117	$15,752
Fidelity Sustainable International Equity Fund
Shares sold	281,802	418,526	$2,732,466	$3,910,879
Reinvestment of distributions	16,573	10,727	160,261	90,641
Shares redeemed	(139,424)	(179,394)	(1,323,786)	(1,694,395)
Net increase (decrease)	158,951	249,859	$1,568,941	$2,307,125
Class I
Shares sold	-	-	$4	$ -
Reinvestment of distributions	478	429	4,626	3,624
Shares redeemed	-	(210)	(4)	(1,824)
Net increase (decrease)	478	219	$4,626	$1,800
Class Z
Shares sold	29,733	3,678	$294,760	$34,253
Reinvestment of distributions	1,158	424	11,208	3,594
Shares redeemed	(6,342)	(5,981)	(62,836)	(51,099)
Net increase (decrease)	24,549	(1,879)	$243,132	$(13,252)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable International Equity Fund	11%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable International Equity Fund	41%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904430.103
SIC-SANN-0625
Fidelity® Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Sustainable Emerging Markets Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($)
BRAZIL - 5.9%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Cury Construtora e Incorporadora SA	5,485	26,627
Financials - 2.1%
Banks - 1.6%
Itau Unibanco Holding SA	10,846	67,999
NU Holdings Ltd/Cayman Islands Class A (a)	3,019	37,526
		105,525
Capital Markets - 0.5%
Banco BTG Pactual SA unit	5,347	35,906
TOTAL FINANCIALS		141,431

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	113,812	46,526
Industrials - 2.1%
Electrical Equipment - 0.8%
WEG SA	7,062	55,548
Ground Transportation - 1.3%
Localiza Rent a Car SA	11,462	86,766
TOTAL INDUSTRIALS		142,314

Materials - 0.6%
Metals & Mining - 0.6%
Gerdau SA ADR	12,329	32,179
Vale SA ADR	1,206	11,228
		43,407
TOTAL BRAZIL		400,305
CHINA - 29.2%
Communication Services - 7.6%
Entertainment - 0.5%
Netease Inc ADR	203	21,734
Tencent Music Entertainment Group Class A ADR	996	13,366
		35,100
Interactive Media & Services - 7.1%
Tencent Holdings Ltd	7,891	483,331
TOTAL COMMUNICATION SERVICES		518,431

Consumer Discretionary - 10.9%
Automobiles - 2.3%
BYD Co Ltd H Shares	3,335	158,400
Li Auto Inc ADR (a)	79	1,927
		160,327
Broadline Retail - 6.2%
Alibaba Group Holding Ltd	19,099	285,150
Alibaba Group Holding Ltd ADR	380	45,383
JD.com Inc ADR	744	24,269
PDD Holdings Inc Class A ADR (a)	611	64,503
		419,305
Diversified Consumer Services - 0.3%
TAL Education Group Class A ADR (a)	2,113	18,488
Hotels, Restaurants & Leisure - 1.3%
Meituan B Shares (a)(b)(c)	2,085	34,522
Trip.com Group Ltd ADR	415	24,481
Yum China Holdings Inc	764	33,089
		92,092
Textiles, Apparel & Luxury Goods - 0.8%
ANTA Sports Products Ltd	4,365	51,751
TOTAL CONSUMER DISCRETIONARY		741,963

Consumer Staples - 0.7%
Beverages - 0.7%
Kweichow Moutai Co Ltd A Shares (China)	212	45,114
Financials - 5.3%
Banks - 3.8%
China Construction Bank Corp H Shares	186,870	153,725
China Merchants Bank Co Ltd H Shares	13,396	73,323
Industrial & Commercial Bank of China Ltd H Shares	51,883	35,589
		262,637
Insurance - 1.5%
China Life Insurance Co Ltd H Shares	5,211	9,541
PICC Property & Casualty Co Ltd H Shares	7,426	13,692
Ping An Insurance Group Co of China Ltd H Shares	12,948	77,495
		100,728
TOTAL FINANCIALS		363,365

Health Care - 1.6%
Biotechnology - 0.6%
Zai Lab Ltd (a)	3,075	9,795
Zai Lab Ltd ADR (a)	1,006	31,880
		41,675
Health Care Equipment & Supplies - 0.4%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	871	26,311
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	12,581	39,095
TOTAL HEALTH CARE		107,081

Industrials - 0.5%
Electrical Equipment - 0.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	562	17,948
Machinery - 0.2%
Zhejiang Dingli Machinery Co Ltd A Shares (China)	2,265	13,538
TOTAL INDUSTRIALS		31,486

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	5,188	22,057
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (a)(b)(c)	12,563	80,431
TOTAL INFORMATION TECHNOLOGY		102,488

Materials - 0.6%
Metals & Mining - 0.6%
Zijin Mining Group Co Ltd H Shares	18,007	39,424
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings Inc ADR	1,299	26,370
Utilities - 0.1%
Gas Utilities - 0.1%
ENN Energy Holdings Ltd	1,842	14,541
TOTAL CHINA		1,990,263
GREECE - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
OPAP SA	557	12,349
Financials - 1.2%
Banks - 1.2%
Eurobank Ergasias Services and Holdings SA	14,408	40,890
National Bank of Greece SA	3,771	39,704
		80,594
TOTAL GREECE		92,943
HUNGARY - 2.2%
Financials - 1.5%
Banks - 1.5%
OTP Bank Nyrt	1,347	99,158
Health Care - 0.7%
Pharmaceuticals - 0.7%
Richter Gedeon Nyrt	1,698	51,368
TOTAL HUNGARY		150,526
INDIA - 15.2%
Communication Services - 2.0%
Wireless Telecommunication Services - 2.0%
Bharti Airtel Ltd	6,138	135,210
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 2.1%
Eternal Ltd (a)	37,354	102,099
MakeMyTrip Ltd (a)	388	40,670
		142,769
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Reliance Industries Ltd	10,132	168,007
Financials - 5.3%
Banks - 4.9%
Axis Bank Ltd	5,196	72,786
HDFC Bank Ltd	5,185	117,612
HDFC Bank Ltd ADR	625	45,431
ICICI Bank Ltd	5,674	95,247
		331,076
Insurance - 0.4%
HDFC Life Insurance Co Ltd (b)(c)	3,238	28,429
TOTAL FINANCIALS		359,505

Health Care - 0.2%
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (a)	432	12,576
Industrials - 2.2%
Aerospace & Defense - 0.9%
Hindustan Aeronautics Ltd (c)	1,172	62,065
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	850	33,600
Professional Services - 0.8%
Computer Age Management Services Ltd	1,246	57,377
TOTAL INDUSTRIALS		153,042

Information Technology - 0.9%
IT Services - 0.9%
Infosys Ltd ADR	1,902	33,475
Tata Consultancy Services Ltd	740	30,166
		63,641
TOTAL INDIA		1,034,750
INDONESIA - 2.7%
Financials - 2.7%
Banks - 2.7%
Bank Central Asia Tbk PT	198,478	105,529
Bank Mandiri Persero Tbk PT	52,036	15,367
Bank Rakyat Indonesia Persero Tbk PT	54,465	12,614
Bank Syariah Indonesia Tbk PT	294,181	50,597

TOTAL INDONESIA		184,107
KOREA (SOUTH) - 9.1%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.9%
KT Corp	1,662	60,610
Interactive Media & Services - 0.3%
NAVER Corp	167	23,449
TOTAL COMMUNICATION SERVICES		84,059

Consumer Discretionary - 1.0%
Automobiles - 1.0%
Hyundai Motor Co	287	38,379
Kia Corp	470	29,809
		68,188
Financials - 0.9%
Banks - 0.3%
KB Financial Group Inc	403	25,417
Insurance - 0.6%
Samsung Fire & Marine Insurance Co Ltd	143	37,650
TOTAL FINANCIALS		63,067

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Samsung Biologics Co Ltd (a)(b)(c)	54	39,882
Information Technology - 5.4%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	825	102,727
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co Ltd	6,766	263,451
TOTAL INFORMATION TECHNOLOGY		366,178

TOTAL KOREA (SOUTH)		621,374
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	26,193	43,268
MEXICO - 4.1%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	3,751	11,888
Financials - 1.8%
Banks - 1.8%
Grupo Financiero Banorte SAB de CV	12,481	107,254
Regional SAB de CV	1,968	13,780
		121,034
Health Care - 0.7%
Pharmaceuticals - 0.7%
Genomma Lab Internacional SAB de CV	40,052	47,077
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,290	14,244
Grupo Aeroportuario del Pacifico SAB de CV Series B	525	10,659
Grupo Aeroportuario del Sureste SAB de CV Series B	455	14,414
		39,317
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Corp Inmobiliaria Vesta SAB de CV ADR	2,129	58,377
TOTAL MEXICO		277,693
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	247	49,941
PHILIPPINES - 0.7%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	6,576	40,266
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	19,079	8,568
TOTAL PHILIPPINES		48,834
POLAND - 1.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Allegro.eu SA (a)(b)(c)	1,520	13,256
Specialty Retail - 0.1%
CCC SA (a)	156	8,977
TOTAL CONSUMER DISCRETIONARY		22,233

Financials - 1.0%
Banks - 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	3,468	66,408
TOTAL POLAND		88,641
SAUDI ARABIA - 1.2%
Financials - 1.2%
Banks - 1.2%
Al Rajhi Bank	2,365	61,411
Alinma Bank	1,189	9,193
Saudi National Bank/The	1,323	12,592

TOTAL SAUDI ARABIA		83,196
SINGAPORE - 0.6%
Communication Services - 0.6%
Entertainment - 0.6%
Sea Ltd Class A ADR (a)	327	43,834
SOUTH AFRICA - 4.0%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
MTN Group Ltd	2,594	17,112
Consumer Discretionary - 1.6%
Broadline Retail - 1.1%
Naspers Ltd Class N	296	77,851
Specialty Retail - 0.5%
Pepkor Holdings Ltd (b)(c)	23,790	34,301
TOTAL CONSUMER DISCRETIONARY		112,152

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Shoprite Holdings Ltd	2,207	33,878
Financials - 1.0%
Banks - 0.8%
Absa Group Ltd	1,318	12,099
Capitec Bank Holdings Ltd	141	26,091
Standard Bank Group Ltd	1,258	15,671
		53,861
Financial Services - 0.2%
FirstRand Ltd	4,210	16,438
TOTAL FINANCIALS		70,299

Materials - 0.6%
Metals & Mining - 0.6%
Impala Platinum Holdings Ltd (a)	6,725	39,994
TOTAL SOUTH AFRICA		273,435
TAIWAN - 16.1%
Communication Services - 0.2%
Entertainment - 0.2%
International Games System Co Ltd	506	13,092
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	18,194	16,105
Industrials - 0.5%
Machinery - 0.5%
Hiwin Technologies Corp	4,851	33,419
Information Technology - 15.2%
Communications Equipment - 0.6%
Accton Technology Corp	2,197	40,840
Electronic Equipment, Instruments & Components - 1.5%
Chroma ATE Inc	3,255	29,695
E Ink Holdings Inc	2,466	17,192
Hon Hai Precision Industry Co Ltd	12,853	57,150
		104,037
Semiconductors & Semiconductor Equipment - 13.1%
ASE Technology Holding Co Ltd	14,225	60,495
eMemory Technology Inc	662	53,199
MediaTek Inc	2,502	106,105
Taiwan Semiconductor Manufacturing Co Ltd	23,654	668,888
		888,687
TOTAL INFORMATION TECHNOLOGY		1,033,564

TOTAL TAIWAN		1,096,180
THAILAND - 0.3%
Financials - 0.3%
Banks - 0.3%
SCB X PCL	4,867	17,345
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	1,213	5,977
TOTAL THAILAND		23,322
UNITED ARAB EMIRATES - 1.6%
Energy - 0.7%
Energy Equipment & Services - 0.7%
ADNOC Drilling Co PJSC	34,525	46,058
Financials - 0.3%
Banks - 0.3%
Abu Dhabi Commercial Bank PJSC	8,040	25,479
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Emaar Properties PJSC	10,672	38,062
TOTAL UNITED ARAB EMIRATES		109,599
UNITED KINGDOM - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc	885	37,312
TOTAL COMMON STOCKS (Cost $5,905,646)		6,649,523

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $185,707)	4.33	185,669	185,706

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $6,091,353)	6,835,229
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,760)
NET ASSETS - 100.0%	6,831,469

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $316,442 or 4.6% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $378,507 or 5.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	323,002	1,104,817	1,242,112	5,960	-	(1)	185,706	185,669	0.0%
Total	323,002	1,104,817	1,242,112	5,960	-	(1)	185,706

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	811,738	96,046	715,692	-
Consumer Discretionary	1,126,281	477,922	648,359	-
Consumer Staples	90,880	45,766	45,114	-
Energy	214,065	46,058	168,007	-
Financials	1,784,302	1,027,951	756,351	-
Health Care	310,487	215,946	94,541	-
Industrials	439,844	181,631	258,213	-
Information Technology	1,565,871	33,475	1,532,396	-
Materials	160,137	120,143	39,994	-
Real Estate	131,377	122,809	8,568	-
Utilities	14,541	-	14,541	-

Money Market Funds	185,706	185,706	-	-
Total Investments in Securities:	6,835,229	2,553,453	4,281,776	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,905,646)	$6,649,523
Fidelity Central Funds (cost $185,707)	185,706

Total Investment in Securities (cost $6,091,353)		$6,835,229
Cash		34,907
Foreign currency held at value (cost $15,910)		15,913
Receivable for investments sold		16,503
Receivable for fund shares sold		4,940
Dividends receivable		9,237
Distributions receivable from Fidelity Central Funds		948
Prepaid expenses		2
Receivable from investment adviser for expense reductions		19,574
Other receivables		966
Total assets		6,938,219
Liabilities
Payable for investments purchased	$35,668
Payable for fund shares redeemed	235
Accrued management fee	5,094
Distribution and service plan fees payable	346
Deferred taxes	18,928
Audit fee payable	35,483
Custody fee payable	10,176
Other payables and accrued expenses	820
Total liabilities		106,750
Net Assets		$6,831,469
Net Assets consist of:
Paid in capital		$6,733,308
Total accumulated earnings (loss)		98,161
Net Assets		$6,831,469

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($305,573 ÷ 33,667 shares)(a)		$9.08
Maximum offering price per share (100/94.25 of $9.08)		$9.63
Class M :
Net Asset Value and redemption price per share ($247,687 ÷ 27,327 shares)(a)		$9.06
Maximum offering price per share (100/96.50 of $9.06)		$9.39
Class C :
Net Asset Value and offering price per share ($232,084 ÷ 25,698 shares)(a)		$9.03
Fidelity Sustainable Emerging Markets Equity Fund :
Net Asset Value, offering price and redemption price per share ($5,210,510 ÷ 573,857 shares)		$9.08
Class I :
Net Asset Value, offering price and redemption price per share ($252,510 ÷ 27,797 shares)		$9.08
Class Z :
Net Asset Value, offering price and redemption price per share ($583,105 ÷ 64,003 shares)		$9.11
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$70,089
Income from Fidelity Central Funds		5,960
Income before foreign taxes withheld		$76,049
Less foreign taxes withheld		(8,464)
Total income		67,585
Expenses
Management fee
Basic fee	$29,261
Performance adjustment	(81)
Distribution and service plan fees	2,107
Custodian fees and expenses	15,570
Independent trustees' fees and expenses	14
Registration fees	76,511
Audit fees	57,389
Legal	3
Miscellaneous	10
Total expenses before reductions	180,784
Expense reductions	(139,223)
Total expenses after reductions		41,561
Net Investment income (loss)		26,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,168)	(115,493)
Foreign currency transactions	(2,340)
Futures contracts	6,198
Total net realized gain (loss)		(111,635)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,417)	130,583
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	135
Futures contracts	2,487
Total change in net unrealized appreciation (depreciation)		133,204
Net gain (loss)		21,569
Net increase (decrease) in net assets resulting from operations		$47,593
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,024	$65,526
Net realized gain (loss)	(111,635)	325,105
Change in net unrealized appreciation (depreciation)	133,204	716,674
Net increase (decrease) in net assets resulting from operations	47,593	1,107,305
Distributions to shareholders	(76,282)	(77,705)

Share transactions - net increase (decrease)	443,939	1,255,113
Total increase (decrease) in net assets	415,250	2,284,713

Net Assets
Beginning of period	6,416,219	4,131,506
End of period	$6,831,469	$6,416,219

Financial Highlights
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.10	$7.36	$6.55	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	.09	.08	.03
Net realized and unrealized gain (loss)	.04	1.77	.77	(3.48)
Total from investment operations	.07	1.86	.85	(3.45)
Distributions from net investment income	(.09)	(.12)	(.04)	-
Total distributions	(.09)	(.12)	(.04)	-
Net asset value, end of period	$9.08	$9.10	$7.36	$6.55
Total Return D,E,F	.75%	25.58%	12.93%	(34.50)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	5.90% I	4.98%	6.44%	8.77% I,J
Expenses net of fee waivers, if any	1.50 % I	1.50%	1.49%	1.57% I
Expenses net of all reductions, if any	1.49% I	1.49%	1.48%	1.56% I
Net investment income (loss)	.61% I	1.01%	1.06%	.51% I
Supplemental Data
Net assets, end of period (000 omitted)	$306	$308	$224	$164
Portfolio turnover rate K	85 % I	108%	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.08	$7.35	$6.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.06	.06	.01
Net realized and unrealized gain (loss)	.03	1.77	.77	(3.47)
Total from investment operations	.05	1.83	.83	(3.46)
Distributions from net investment income	(.07)	(.10)	(.02)	-
Total distributions	(.07)	(.10)	(.02)	-
Net asset value, end of period	$9.06	$9.08	$7.35	$6.54
Total Return D,E,F	.59%	25.18%	12.65%	(34.60)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	6.09% I	5.14%	6.57%	9.01% I,J
Expenses net of fee waivers, if any	1.75 % I	1.75%	1.74%	1.82% I
Expenses net of all reductions, if any	1.74% I	1.74%	1.73%	1.82% I
Net investment income (loss)	.36% I	.76%	.81%	.26% I
Supplemental Data
Net assets, end of period (000 omitted)	$248	$245	$184	$164
Portfolio turnover rate K	85 % I	108%	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$7.30	$6.52	$10.00
Income from Investment Operations
Net investment income (loss) B,C	(.01)	.02	.02	(.01)
Net realized and unrealized gain (loss)	.04	1.77	.76	(3.47)
Total from investment operations	.03	1.79	.78	(3.48)
Distributions from net investment income	(.03)	(.06)	-	-
Total distributions	(.03)	(.06)	-	-
Net asset value, end of period	$9.03	$9.03	$7.30	$6.52
Total Return D,E,F	.30%	24.71%	11.96%	(34.80)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	6.58% I	5.70%	7.07%	9.51% I,J
Expenses net of fee waivers, if any	2.25 % I	2.25%	2.25%	2.32% I
Expenses net of all reductions, if any	2.24% I	2.24%	2.24%	2.32% I
Net investment income (loss)	(.14)% I	.26%	.31%	(.24)% I
Supplemental Data
Net assets, end of period (000 omitted)	$232	$231	$185	$163
Portfolio turnover rate K	85 % I	108%	119%	84% I

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Sustainable Emerging Markets Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.10	.05
Net realized and unrealized gain (loss)	.04	1.77	.76	(3.48)
Total from investment operations	.08	1.88	.86	(3.43)
Distributions from net investment income	(.12)	(.14)	(.05)	-
Total distributions	(.12)	(.14)	(.05)	-
Net asset value, end of period	$9.08	$9.12	$7.38	$6.57
Total Return D,E	.85%	25.84%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.54% H	4.63%	6.16%	8.07% H,I
Expenses net of fee waivers, if any	1.25 % H	1.25%	1.25%	1.25% H
Expenses net of all reductions, if any	1.24% H	1.24%	1.24%	1.25% H
Net investment income (loss)	.86% H	1.26%	1.31%	.83% H
Supplemental Data
Net assets, end of period (000 omitted)	$5,211	$4,724	$2,947	$2,082
Portfolio turnover rate J	85 % H	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.12	$7.38	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.04	.11	.10	.04
Net realized and unrealized gain (loss)	.03	1.77	.76	(3.47)
Total from investment operations	.07	1.88	.86	(3.43)
Distributions from net investment income	(.11)	(.14)	(.05)	-
Total distributions	(.11)	(.14)	(.05)	-
Net asset value, end of period	$9.08	$9.12	$7.38	$6.57
Total Return D,E	.82%	25.84%	13.11%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.54% H	4.70%	6.00%	8.50% H,I
Expenses net of fee waivers, if any	1.25 % H	1.25%	1.24%	1.31% H
Expenses net of all reductions, if any	1.24% H	1.24%	1.23%	1.31% H
Net investment income (loss)	.86% H	1.26%	1.31%	.76% H
Supplemental Data
Net assets, end of period (000 omitted)	$253	$256	$201	$164
Portfolio turnover rate J	85 % H	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Sustainable Emerging Markets Equity Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.16	$7.40	$6.57	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.12	.11	.05
Net realized and unrealized gain (loss)	.03	1.78	.77	(3.48)
Total from investment operations	.08	1.90	.88	(3.43)
Distributions from net investment income	(.13)	(.14)	(.05)	-
Total distributions	(.13)	(.14)	(.05)	-
Net asset value, end of period	$9.11	$9.16	$7.40	$6.57
Total Return D,E	.87%	26.04%	13.42%	(34.30)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	5.56% H	4.45%	5.87%	8.23% H,I
Expenses net of fee waivers, if any	1.10 % H	1.10%	1.09%	1.15% H
Expenses net of all reductions, if any	1.09% H	1.09%	1.09%	1.15% H
Net investment income (loss)	1.01% H	1.41%	1.46%	.93% H
Supplemental Data
Net assets, end of period (000 omitted)	$583	$653	$390	$276
Portfolio turnover rate J	85 % H	108%	119%	84% H

AFor the period February 10, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Sustainable Emerging Markets Equity Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund+	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$942,640
Gross unrealized depreciation	(261,987)
Net unrealized appreciation (depreciation)	$680,653
Tax cost	$6,154,576

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(468,031)
Long-term	(-)
Total capital loss carryforward	$(468,031)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Average Notional Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	45,758

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Emerging Markets Equity Fund	3,087,560	2,616,831
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.98
Class I	.90
Class Z	.83

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.96
Class M	.90
Class C	.90
Fidelity Sustainable Emerging Markets Equity Fund	.92
Class I	.90
Class Z	.83

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Sustainable Emerging Markets Equity Fund	MSCI Emerging Markets Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity Sustainable Emerging Markets Equity Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.10% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was less than .005%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	372	289
Class M	.25%	.25%	602	566
Class C	.75%	.25%	1,133	1,117
			2,107	1,972

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11
Class M	8
19

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Emerging Markets Equity Fund	102,845	92,609	12,645
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Sustainable Emerging Markets Equity Fund	5
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.50%	6,538
Class M	1.75%	5,228
Class C	2.25%	4,917
Fidelity Sustainable Emerging Markets Equity Fund	1.25%	103,099
Class I	1.25%	5,253
Class Z	1.10%	13,899
		138,934

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $289.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Sustainable Emerging Markets Equity Fund
Distributions to shareholders
Class A	$2,849	$3,751
Class M	1,942	2,609
Class C	691	1,624
Fidelity Sustainable Emerging Markets Equity Fund	58,746	59,025
Class I	3,004	3,903
Class Z	9,050	6,793
Total	$76,282	$77,705
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Sustainable Emerging Markets Equity Fund
Class A
Shares sold	372	3,670	$3,312	$31,365
Reinvestment of distributions	320	479	2,849	3,751
Shares redeemed	(825)	(769)	(7,614)	(7,013)
Net increase (decrease)	(133)	3,380	$(1,453)	$28,103
Class M
Shares sold	187	1,527	$1,644	$12,598
Reinvestment of distributions	218	333	1,942	2,609
Shares redeemed	(8)	-	(76)	-
Net increase (decrease)	397	1,860	$3,510	$15,207
Class C
Shares sold	45	52	$395	$409
Reinvestment of distributions	78	207	691	1,624
Net increase (decrease)	123	259	$1,086	$2,033
Fidelity Sustainable Emerging Markets Equity Fund
Shares sold	151,016	264,312	$1,346,673	$2,290,939
Reinvestment of distributions	6,287	6,946	55,888	54,391
Shares redeemed	(101,376)	(152,780)	(896,248)	(1,305,836)
Net increase (decrease)	55,927	118,478	$506,313	$1,039,494
Class I
Shares sold	640	1,183	$5,803	$10,008
Reinvestment of distributions	338	498	3,004	3,903
Shares redeemed	(1,262)	(876)	(11,190)	(7,101)
Net increase (decrease)	(284)	805	$(2,383)	$6,810
Class Z
Shares sold	1,066	31,252	$9,211	$268,600
Reinvestment of distributions	565	462	5,032	3,624
Shares redeemed	(8,884)	(13,226)	(77,377)	(108,758)
Net increase (decrease)	(7,253)	18,488	$(63,134)	$163,466
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Sustainable Emerging Markets Equity Fund	20%

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Sustainable Multi-Asset Fund
Fidelity Sustainable Emerging Markets Equity Fund	31%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905244.103
MAR-SANN-0625
Fidelity® SAI Sustainable Emerging Markets Equity Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable Emerging Markets Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.8%
	Shares	Value ($)
BRAZIL - 5.4%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Cury Construtora e Incorporadora SA	26,900	130,586
Financials - 2.1%
Banks - 1.6%
Itau Unibanco Holding SA	83,982	526,521
NU Holdings Ltd/Cayman Islands Class A (b)	24,308	302,148
		828,669
Capital Markets - 0.5%
Banco BTG Pactual SA unit	41,754	280,388
TOTAL FINANCIALS		1,109,057

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	877,632	358,776
Industrials - 2.0%
Electrical Equipment - 0.8%
WEG SA	52,259	411,063
Ground Transportation - 1.2%
Localiza Rent a Car SA	85,705	648,773
TOTAL INDUSTRIALS		1,059,836

Materials - 0.5%
Metals & Mining - 0.5%
Gerdau SA ADR	69,140	180,455
Vale SA ADR	8,951	83,334
		263,789
TOTAL BRAZIL		2,922,044
CHINA - 28.3%
Communication Services - 7.5%
Entertainment - 0.5%
Netease Inc ADR	1,591	170,332
Tencent Music Entertainment Group Class A ADR	7,788	104,515
		274,847
Interactive Media & Services - 7.0%
Tencent Holdings Ltd	61,089	3,741,760
TOTAL COMMUNICATION SERVICES		4,016,607

Consumer Discretionary - 10.4%
Automobiles - 2.4%
BYD Co Ltd H Shares	25,484	1,210,394
Li Auto Inc ADR (b)	2,807	68,463
		1,278,857
Broadline Retail - 5.8%
Alibaba Group Holding Ltd	146,798	2,191,699
Alibaba Group Holding Ltd ADR	2,913	347,900
JD.com Inc ADR	2,135	69,644
PDD Holdings Inc Class A ADR (b)	4,846	511,592
		3,120,835
Diversified Consumer Services - 0.3%
TAL Education Group Class A ADR (b)	16,649	145,679
Hotels, Restaurants & Leisure - 1.3%
Meituan B Shares (b)(c)(d)	15,770	261,111
Trip.com Group Ltd ADR	3,221	190,006
Yum China Holdings Inc	5,876	254,490
		705,607
Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd	28,663	339,827
TOTAL CONSUMER DISCRETIONARY		5,590,805

Consumer Staples - 0.7%
Beverages - 0.7%
Kweichow Moutai Co Ltd A Shares (China)	1,776	377,933
Financials - 5.1%
Banks - 3.8%
China Construction Bank Corp H Shares	1,451,286	1,193,873
China Merchants Bank Co Ltd H Shares	103,089	564,254
Industrial & Commercial Bank of China Ltd H Shares	402,453	276,065
		2,034,192
Insurance - 1.3%
China Life Insurance Co Ltd H Shares	23,368	42,785
PICC Property & Casualty Co Ltd H Shares	56,757	104,650
Ping An Insurance Group Co of China Ltd H Shares	92,939	556,244
		703,679
TOTAL FINANCIALS		2,737,871

Health Care - 1.5%
Biotechnology - 0.6%
Zai Lab Ltd (b)	24,016	76,500
Zai Lab Ltd ADR (b)	7,007	222,052
		298,552
Health Care Equipment & Supplies - 0.3%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	6,318	190,856
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	97,707	303,619
TOTAL HEALTH CARE		793,027

Industrials - 0.4%
Electrical Equipment - 0.2%
Contemporary Amperex Technology Co Ltd A Shares (China)	4,169	133,142
Machinery - 0.2%
Zhejiang Dingli Machinery Co Ltd A Shares (China)	17,767	106,196
TOTAL INDUSTRIALS		239,338

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	40,921	173,978
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (b)(c)(d)	96,414	617,262
TOTAL INFORMATION TECHNOLOGY		791,240

Materials - 0.6%
Metals & Mining - 0.6%
Zijin Mining Group Co Ltd H Shares	142,931	312,931
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
KE Holdings Inc ADR	10,218	207,425
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd	10,358	81,770
TOTAL CHINA		15,148,947
GREECE - 1.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	2,100	46,557
Financials - 1.1%
Banks - 1.1%
Eurobank Ergasias Services and Holdings SA	103,060	292,487
National Bank of Greece SA	29,068	306,048
		598,535
TOTAL GREECE		645,092
HUNGARY - 1.7%
Financials - 1.4%
Banks - 1.4%
OTP Bank Nyrt	9,821	722,962
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	5,848	176,915
TOTAL HUNGARY		899,877
INDIA - 14.7%
Communication Services - 1.9%
Wireless Telecommunication Services - 1.9%
Bharti Airtel Ltd	45,723	1,007,201
Consumer Discretionary - 2.0%
Automobiles - 0.0%
Hyundai Motor India Ltd	342	6,893
Hotels, Restaurants & Leisure - 2.0%
Eternal Ltd (b)	263,506	720,234
MakeMyTrip Ltd (b)	3,263	342,028
		1,062,262
TOTAL CONSUMER DISCRETIONARY		1,069,155

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Reliance Industries Ltd	65,213	1,081,349
Reliance Industries Ltd GDR (c)	3,258	212,747
		1,294,096
Financials - 5.1%
Banks - 4.7%
Axis Bank Ltd	36,622	513,004
HDFC Bank Ltd	41,078	931,778
HDFC Bank Ltd ADR	4,537	329,795
ICICI Bank Ltd	44,236	742,567
		2,517,144
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	25,069	220,105
TOTAL FINANCIALS		2,737,249

Health Care - 0.2%
Pharmaceuticals - 0.2%
Mankind Pharma Ltd (b)	3,353	97,609
Industrials - 2.2%
Aerospace & Defense - 0.9%
Hindustan Aeronautics Ltd (d)	8,926	472,691
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	6,960	275,121
Professional Services - 0.8%
Computer Age Management Services Ltd	9,506	437,745
TOTAL INDUSTRIALS		1,185,557

Information Technology - 0.9%
IT Services - 0.9%
Infosys Ltd ADR	14,501	255,218
Tata Consultancy Services Ltd	5,726	233,417
		488,635
TOTAL INDIA		7,879,502
INDONESIA - 2.7%
Financials - 2.7%
Banks - 2.7%
Bank Central Asia Tbk PT	1,536,821	817,113
Bank Mandiri Persero Tbk PT	371,911	109,828
Bank Rakyat Indonesia Persero Tbk PT	414,066	95,902
Bank Syariah Indonesia Tbk PT	2,342,893	402,960

TOTAL INDONESIA		1,425,803
KOREA (SOUTH) - 9.2%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.8%
KT Corp	11,774	429,373
Interactive Media & Services - 0.5%
NAVER Corp	1,925	270,303
TOTAL COMMUNICATION SERVICES		699,676

Consumer Discretionary - 1.0%
Automobiles - 1.0%
Hyundai Motor Co	2,221	297,003
Kia Corp	3,636	230,606
		527,609
Financials - 1.0%
Banks - 0.5%
Hana Financial Group Inc	1,121	50,733
KB Financial Group Inc	3,347	211,093
		261,826
Insurance - 0.5%
Samsung Fire & Marine Insurance Co Ltd	1,109	291,985
TOTAL FINANCIALS		553,811

Health Care - 0.6%
Life Sciences Tools & Services - 0.6%
Samsung Biologics Co Ltd (b)(c)(d)	420	310,192
Information Technology - 5.3%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	6,396	796,412
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co Ltd	53,076	2,066,650
TOTAL INFORMATION TECHNOLOGY		2,863,062

TOTAL KOREA (SOUTH)		4,954,350
MALAYSIA - 0.6%
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	196,114	323,962
MEXICO - 3.3%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	28,894	91,571
Financials - 1.4%
Banks - 1.4%
Grupo Financiero Banorte SAB de CV	72,496	622,984
Regional SAB de CV	15,204	106,464
		729,448
Health Care - 0.6%
Pharmaceuticals - 0.6%
Genomma Lab Internacional SAB de CV	262,687	308,760
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	9,967	110,056
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,178	84,828
Grupo Aeroportuario del Sureste SAB de CV Series B	3,232	102,381
		297,265
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Corp Inmobiliaria Vesta SAB de CV ADR	12,307	337,458
TOTAL MEXICO		1,764,502
PERU - 0.7%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	1,914	386,992
PHILIPPINES - 0.7%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
International Container Terminal Services Inc	52,098	319,001
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	148,690	66,777
TOTAL PHILIPPINES		385,778
POLAND - 1.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Allegro.eu SA (b)(c)(d)	11,701	102,047
Specialty Retail - 0.0%
CCC SA (b)	300	17,262
TOTAL CONSUMER DISCRETIONARY		119,309

Financials - 1.0%
Banks - 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	26,631	509,955
TOTAL POLAND		629,264
SAUDI ARABIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Al Rajhi Bank	17,325	449,874
Alinma Bank	9,018	69,721
Saudi National Bank/The	10,137	96,480

TOTAL SAUDI ARABIA		616,075
SINGAPORE - 0.6%
Communication Services - 0.6%
Entertainment - 0.6%
Sea Ltd Class A ADR (b)	2,573	344,911
SOUTH AFRICA - 3.7%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	11,693	77,137
Consumer Discretionary - 1.7%
Broadline Retail - 1.2%
Naspers Ltd Class N	2,293	603,079
Specialty Retail - 0.5%
Pepkor Holdings Ltd (c)(d)	184,204	265,592
TOTAL CONSUMER DISCRETIONARY		868,671

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Shoprite Holdings Ltd	17,157	263,361
Financials - 1.0%
Banks - 0.8%
Absa Group Ltd	10,290	94,457
Capitec Bank Holdings Ltd	1,096	202,808
Standard Bank Group Ltd	9,014	112,285
		409,550
Financial Services - 0.2%
FirstRand Ltd	32,674	127,578
TOTAL FINANCIALS		537,128

Materials - 0.4%
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd (b)	39,428	234,483
TOTAL SOUTH AFRICA		1,980,780
TAIWAN - 15.3%
Communication Services - 0.2%
Entertainment - 0.2%
International Games System Co Ltd	4,029	104,247
Financials - 0.2%
Banks - 0.2%
E.Sun Financial Holding Co Ltd	137,682	121,877
Industrials - 0.3%
Machinery - 0.3%
Hiwin Technologies Corp	24,324	167,569
Information Technology - 14.6%
Communications Equipment - 0.5%
Accton Technology Corp	15,400	286,273
Electronic Equipment, Instruments & Components - 1.3%
Chroma ATE Inc	20,093	183,308
E Ink Holdings Inc	17,835	124,339
Hon Hai Precision Industry Co Ltd	91,308	405,992
		713,639
Semiconductors & Semiconductor Equipment - 12.8%
ASE Technology Holding Co Ltd	89,042	378,668
eMemory Technology Inc	5,138	412,893
MediaTek Inc	19,379	821,829
Taiwan Semiconductor Manufacturing Co Ltd	183,216	5,180,977
		6,794,367
TOTAL INFORMATION TECHNOLOGY		7,794,279

TOTAL TAIWAN		8,187,972
THAILAND - 0.3%
Financials - 0.3%
Banks - 0.3%
SCB X PCL	38,071	135,678
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bumrungrad Hospital Pcl	9,267	45,664
TOTAL THAILAND		181,342
UNITED ARAB EMIRATES - 1.5%
Energy - 0.6%
Energy Equipment & Services - 0.6%
ADNOC Drilling Co PJSC	253,007	337,522
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	61,581	195,151
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Emaar Properties PJSC	79,017	281,816
TOTAL UNITED ARAB EMIRATES		814,489
UNITED KINGDOM - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Anglogold Ashanti Plc	7,163	301,992
TOTAL COMMON STOCKS (Cost $45,630,884)		49,793,674

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/15/2025 (f)	4.26	30,000	29,951
US Treasury Bills 0% 5/22/2025 (f)	4.25	20,000	19,951
US Treasury Bills 0% 5/29/2025 (f)	4.23	20,000	19,934
US Treasury Bills 0% 7/10/2025 (f)	4.25 to 4.26	90,000	89,266
TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,100)			159,102

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $3,651,597)	4.33	3,650,867	3,651,597

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $49,441,581)	53,604,373
NET OTHER ASSETS (LIABILITIES) - 0.1%	28,418
NET ASSETS - 100.0%	53,632,791

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	30	Jun 2025	1,665,000	164,733	164,733

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,651,451 or 4.9% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,911,395 or 5.4% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,102.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,716,024	15,149,363	13,213,790	70,875	-	-	3,651,597	3,650,867	0.0%
Total	1,716,024	15,149,363	13,213,790	70,875	-	-	3,651,597

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,249,779	696,895	5,552,884	-
Consumer Discretionary	8,352,692	3,434,752	4,917,940	-
Consumer Staples	732,865	354,932	377,933	-
Energy	1,631,618	550,269	1,081,349	-
Financials	13,441,554	7,624,238	5,817,316	-
Health Care	2,090,943	1,370,122	720,821	-
Industrials	3,268,566	1,357,101	1,911,465	-
Information Technology	11,937,216	255,218	11,681,998	-
Materials	1,113,195	878,712	234,483	-
Real Estate	893,476	826,699	66,777	-
Utilities	81,770	-	81,770	-

U.S. Treasury Obligations	159,102	-	159,102	-

Money Market Funds	3,651,597	3,651,597	-	-
Total Investments in Securities:	53,604,373	21,000,535	32,603,838	-
Derivative Instruments:

Assets
Futures Contracts	164,733	164,733	-	-
Total Assets	164,733	164,733	-	-
Total Derivative Instruments:	164,733	164,733	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	164,733	0
Total Equity Risk	164,733	0
Total Value of Derivatives	164,733	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $45,789,984)	$49,952,776
Fidelity Central Funds (cost $3,651,597)	3,651,597

Total Investment in Securities (cost $49,441,581)		$53,604,373
Cash		6,404
Foreign currency held at value (cost $106,229)		106,238
Receivable for investments sold		150,259
Receivable for fund shares sold		129,461
Dividends receivable		69,152
Distributions receivable from Fidelity Central Funds		13,357
Receivable for daily variation margin on futures contracts		3,008
Prepaid expenses		9
Receivable from investment adviser for expense reductions		12,383
Other receivables		23,854
Total assets		54,118,498
Liabilities
Payable for investments purchased	$223,683
Payable for fund shares redeemed	67,237
Accrued management fee	31,850
Deferred taxes	100,799
Audit fee payable	28,100
Custody fee payable	27,804
Other payables and accrued expenses	6,234
Total liabilities		485,707
Net Assets		$53,632,791
Net Assets consist of:
Paid in capital		$50,822,491
Total accumulated earnings (loss)		2,810,300
Net Assets		$53,632,791
Net Asset Value, offering price and redemption price per share ($53,632,791 ÷ 5,122,141 shares)		$10.47
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$504,114
Interest		2,032
Income from Fidelity Central Funds		70,875
Income before foreign taxes withheld		$577,021
Less foreign taxes withheld		(59,844)
Total income		517,177
Expenses
Management fee	$175,446
Custodian fees and expenses	43,877
Independent trustees' fees and expenses	93
Registration fees	20,259
Audit fees	46,460
Legal	23
Miscellaneous	62
Total expenses before reductions	286,220
Expense reductions	(63,499)
Total expenses after reductions		222,721
Net Investment income (loss)		294,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,172,010)
Foreign currency transactions	(26,186)
Futures contracts	(5,615)
Total net realized gain (loss)		(1,203,811)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $25,682)	1,309,164
Assets and liabilities in foreign currencies	1,427
Futures contracts	164,698
Total change in net unrealized appreciation (depreciation)		1,475,289
Net gain (loss)		271,478
Net increase (decrease) in net assets resulting from operations		$565,934
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$294,456	$401,399
Net realized gain (loss)	(1,203,811)	407,845
Change in net unrealized appreciation (depreciation)	1,475,289	2,918,247
Net increase (decrease) in net assets resulting from operations	565,934	3,727,491
Distributions to shareholders	(796,210)	(102,380)

Share transactions
Proceeds from sales of shares	26,737,130	37,001,595
Reinvestment of distributions	681,926	89,859
Cost of shares redeemed	(12,346,590)	(8,183,308)

Net increase (decrease) in net assets resulting from share transactions	15,072,466	28,908,146
Total increase (decrease) in net assets	14,842,190	32,533,257

Net Assets
Beginning of period	38,790,601	6,257,344
End of period	$53,632,791	$38,790,601

Other Information
Shares
Sold	2,613,269	3,702,863
Issued in reinvestment of distributions	66,400	9,810
Redeemed	(1,213,630)	(787,099)
Net increase (decrease)	1,466,039	2,925,574

Financial Highlights
Fidelity® SAI Sustainable Emerging Markets Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.61	$8.57	$7.60	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06	.17	.15	.06
Net realized and unrealized gain (loss)	(.01) D	1.97	.90	(2.46)
Total from investment operations	.05	2.14	1.05	(2.40)
Distributions from net investment income	(.11)	(.10)	(.08)	-
Distributions from net realized gain	(.08)	-	-	-
Total distributions	(.19)	(.10)	(.08)	-
Net asset value, end of period	$10.47	$10.61	$8.57	$7.60
Total Return E,F	.51%	25.12%	13.74%	(24.00)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.22% I	1.58%	4.99%	6.38% I,J
Expenses net of fee waivers, if any	.95 % I	.95%	.94%	.96% I
Expenses net of all reductions, if any	.95% I	.95%	.93%	.96% I
Net investment income (loss)	1.25% I	1.67%	1.65%	1.27% I
Supplemental Data
Net assets, end of period (000 omitted)	$53,633	$38,791	$6,257	$1,772
Portfolio turnover rate K	86 % I	103%	87%	74% I

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Sustainable Emerging Markets Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,239,550
Gross unrealized depreciation	(2,416,103)
Net unrealized appreciation (depreciation)	$3,823,447
Tax cost	$49,945,659

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(29,047)
Long-term	(16,465)
Total capital loss carryforward	$(45,512)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	31,228,001	18,661,762
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .748% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	38

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	954,278	531,581	23,197
7 Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable Emerging Markets Equity Fund	35
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $63,353.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $146.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9905648.103
ESP-SANN-0625
Fidelity® Enduring Opportunities Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Enduring Opportunities Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Steadfast Group Ltd	5,820	21,870
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	2,449	40,898
BELGIUM - 0.4%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	396	36,365
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	826	12,763
TOTAL BELGIUM		49,128
BRAZIL - 1.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	26	60,602
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	8,943	43,414
Specialty Retail - 0.0%
Automob Participacoes SA	1	0
TOTAL CONSUMER DISCRETIONARY		104,016

Consumer Staples - 0.3%
Beverages - 0.3%
Ambev SA	15,078	38,710
Industrials - 0.4%
Electrical Equipment - 0.1%
WEG SA	3,151	24,785
Ground Transportation - 0.3%
Localiza Rent a Car SA	4,537	34,345
TOTAL INDUSTRIALS		59,130

TOTAL BRAZIL		201,856
CANADA - 2.7%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	397	48,984
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	541	28,239
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Parkland Corp	761	19,171
PrairieSky Royalty Ltd	2,270	38,218
		57,389
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A	806	43,299
Industrials - 0.3%
Professional Services - 0.3%
Thomson Reuters Corp	226	42,054
Information Technology - 0.9%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	296	28,120
Software - 0.7%
Constellation Software Inc/Canada	13	46,851
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	17	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	1,233	39,863
		86,714
TOTAL INFORMATION TECHNOLOGY		114,834

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Colliers International Group Inc Subordinate Voting Shares	176	21,041
TOTAL CANADA		355,840
CHINA - 3.1%
Communication Services - 1.0%
Interactive Media & Services - 1.0%
Tencent Holdings Ltd	2,116	129,607
Consumer Discretionary - 0.8%
Automobiles - 0.4%
BYD Co Ltd H Shares	1,218	57,851
Broadline Retail - 0.2%
Prosus NV Class N (South Africa)	642	29,866
Textiles, Apparel & Luxury Goods - 0.2%
Shenzhou International Group Holdings Ltd	3,057	21,206
TOTAL CONSUMER DISCRETIONARY		108,923

Consumer Staples - 0.2%
Beverages - 0.2%
Kweichow Moutai Co Ltd A Shares (China)	115	24,471
Health Care - 0.5%
Biotechnology - 0.3%
Zai Lab Ltd (a)	13,908	44,303
Health Care Equipment & Supplies - 0.2%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	764	23,079
TOTAL HEALTH CARE		67,382

Industrials - 0.6%
Machinery - 0.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,307	32,513
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	19,110	52,854
TOTAL INDUSTRIALS		85,367

TOTAL CHINA		415,750
DENMARK - 0.7%
Health Care - 0.7%
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	165	18,672
Pharmaceuticals - 0.6%
Novo Nordisk A/S Series B	1,014	67,798
TOTAL DENMARK		86,470
FRANCE - 1.3%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Hermes International SCA	16	43,338
LVMH Moet Hennessy Louis Vuitton SE	88	48,746
		92,084
Industrials - 0.4%
Aerospace & Defense - 0.4%
Safran SA	203	54,022
Information Technology - 0.2%
Software - 0.2%
Dassault Systemes SE	787	29,494
TOTAL FRANCE		175,600
GERMANY - 1.4%
Financials - 0.4%
Insurance - 0.4%
Hannover Rueck SE	148	47,348
Industrials - 0.2%
Machinery - 0.2%
Rational AG	33	28,131
Information Technology - 0.8%
Software - 0.8%
SAP SE	358	104,747
TOTAL GERMANY		180,226
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	3,235	33,496
INDIA - 1.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (a)	9,122	24,933
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	3,068	50,873
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	425	35,080
Industrials - 0.4%
Air Freight & Logistics - 0.2%
Delhivery Ltd (a)	7,504	27,082
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	646	25,536
TOTAL INDUSTRIALS		52,618

Information Technology - 0.2%
IT Services - 0.2%
Tata Consultancy Services Ltd	781	31,837
Materials - 0.3%
Chemicals - 0.3%
Solar Industries India Ltd	233	36,241
TOTAL INDIA		231,582
INDONESIA - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	160,768	20,812
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	55,476	29,496
TOTAL INDONESIA		50,308
IRELAND - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Kingspan Group PLC	315	26,514
ITALY - 2.3%
Consumer Discretionary - 1.0%
Automobiles - 0.3%
Ferrari NV (Italy)	90	40,946
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	304	34,136
Moncler SpA	536	32,814
Prada Spa (a)	2,910	18,197
		85,147
TOTAL CONSUMER DISCRETIONARY		126,093

Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV	4,450	29,861
Financials - 0.9%
Banks - 0.2%
FinecoBank Banca Fineco SpA	1,536	30,564
Capital Markets - 0.3%
Banca Generali SpA	585	34,528
Financial Services - 0.4%
Banca Mediolanum SpA	2,233	33,189
BFF Bank SpA (a)(c)(d)	2,091	19,732
		52,921
TOTAL FINANCIALS		118,013

Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	552	26,418
TOTAL ITALY		300,385
JAPAN - 4.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
LY Corp	7,791	29,466
Consumer Discretionary - 1.0%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	996	30,720
Leisure Products - 0.1%
Roland Corp	647	14,322
Specialty Retail - 0.7%
Fast Retailing Co Ltd	137	45,065
Nitori Holdings Co Ltd	184	21,893
ZOZO Inc	2,499	25,379
		92,337
TOTAL CONSUMER DISCRETIONARY		137,379

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	396	46,596
Industrials - 1.0%
Machinery - 0.2%
SMC Corp	72	23,302
Professional Services - 0.8%
BayCurrent Inc	953	51,351
Funai Soken Holdings Inc	1,334	21,272
Recruit Holdings Co Ltd	613	33,970
		106,593
TOTAL INDUSTRIALS		129,895

Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.5%
Azbil Corp	2,664	22,955
Keyence Corp	88	36,792
		59,747
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	666	27,863
Disco Corp	98	18,961
Tokyo Electron Ltd	246	36,629
		83,453
Software - 0.1%
Money Forward Inc (a)	614	18,332
TOTAL INFORMATION TECHNOLOGY		161,532

Materials - 0.2%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	1,083	32,957
TOTAL JAPAN		537,825
KOREA (SOUTH) - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
NAVER Corp	359	50,410
MEXICO - 0.8%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	8,849	28,044
Financials - 0.6%
Capital Markets - 0.2%
Bolsa Mexicana de Valores SAB de CV	13,132	27,556
Insurance - 0.4%
Qualitas Controladora SAB de CV	4,523	49,842
TOTAL FINANCIALS		77,398

TOTAL MEXICO		105,442
NETHERLANDS - 1.8%
Financials - 0.3%
Financial Services - 0.3%
Adyen NV (a)(c)(d)	21	33,982
Industrials - 0.4%
Professional Services - 0.3%
Wolters Kluwer NV	210	36,981
Trading Companies & Distributors - 0.1%
IMCD NV	158	20,915
TOTAL INDUSTRIALS		57,896

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.9%
ASM International NV	56	26,981
ASML Holding NV	96	63,349
BE Semiconductor Industries NV	189	20,178
		110,508
Software - 0.2%
Topicus.com Inc (a)	259	30,995
TOTAL INFORMATION TECHNOLOGY		141,503

TOTAL NETHERLANDS		233,381
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	221	44,684
PHILIPPINES - 0.5%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
International Container Terminal Services Inc	5,594	34,253
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	58,741	26,380
TOTAL PHILIPPINES		60,633
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Saudi Arabian Oil Co (c)(d)	4,111	27,783
SINGAPORE - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Sea Ltd Class A ADR (a)	312	41,824
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	238	62,596
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Clicks Group Ltd	1,582	33,646
TOTAL SOUTH AFRICA		96,242
SPAIN - 0.5%
Consumer Discretionary - 0.5%
Household Durables - 0.2%
Neinor Homes SA (c)(d)	1,770	30,719
Specialty Retail - 0.3%
Industria de Diseno Textil SA	738	39,495
TOTAL SPAIN		70,214
SWEDEN - 2.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Hemnet Group AB (a)	809	27,705
Financials - 0.4%
Capital Markets - 0.4%
Avanza Bank Holding AB	742	24,757
Nordnet AB	1,221	32,087
		56,844
Industrials - 1.5%
Aerospace & Defense - 0.4%
INVISIO AB	1,159	46,406
Building Products - 0.3%
Assa Abloy AB B Shares	1,243	37,730
Machinery - 0.6%
Atlas Copco AB A Shares	2,227	34,527
Indutrade AB	1,261	34,025
		68,552
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	979	32,877
TOTAL INDUSTRIALS		185,565

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	2,214	50,210
Software - 0.2%
Fortnox AB	3,520	31,677
TOTAL INFORMATION TECHNOLOGY		81,887

TOTAL SWEDEN		352,001
SWITZERLAND - 1.1%
Financials - 0.6%
Capital Markets - 0.6%
Partners Group Holding AG	19	24,759
VZ Holding AG	211	43,409
		68,168
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Straumann Holding AG	201	24,509
Industrials - 0.1%
Machinery - 0.1%
VAT Group AG (c)(d)	53	18,898
Materials - 0.2%
Chemicals - 0.2%
Sika AG	124	30,989
TOTAL SWITZERLAND		142,564
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
eMemory Technology Inc	313	25,153
Taiwan Semiconductor Manufacturing Co Ltd	6,552	185,277

TOTAL TAIWAN		210,430
UNITED KINGDOM - 2.4%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Baltic Classifieds Group PLC	7,416	33,603
Rightmove PLC	3,529	34,700
		68,303
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	1,221	41,166
Flutter Entertainment PLC (United Kingdom) (a)	189	45,238
		86,404
Household Durables - 0.1%
Berkeley Group Holdings PLC	383	21,349
TOTAL CONSUMER DISCRETIONARY		107,753

Industrials - 0.7%
Machinery - 0.1%
Spirax Group PLC	231	18,086
Professional Services - 0.4%
RELX PLC	922	50,319
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	500	26,587
TOTAL INDUSTRIALS		94,992

Real Estate - 0.4%
Real Estate Management & Development - 0.2%
Grainger PLC	6,951	19,917
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	1,993	26,720
TOTAL REAL ESTATE		46,637

TOTAL UNITED KINGDOM		317,685
UNITED STATES - 64.8%
Communication Services - 3.9%
Entertainment - 1.7%
Live Nation Entertainment Inc (a)	443	58,675
Netflix Inc (a)	147	166,363
		225,038
Interactive Media & Services - 2.2%
Meta Platforms Inc Class A	536	294,264
TOTAL COMMUNICATION SERVICES		519,302

Consumer Discretionary - 10.3%
Automobiles - 1.4%
Tesla Inc (a)	643	181,429
Broadline Retail - 2.9%
Amazon.com Inc (a)	2,081	383,778
Diversified Consumer Services - 0.7%
Duolingo Inc Class A (a)	127	49,464
Service Corp International/US	530	42,347
		91,811
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (a)	427	52,060
Cava Group Inc (a)	284	26,250
Chipotle Mexican Grill Inc (a)	949	47,943
Churchill Downs Inc	348	31,463
Domino's Pizza Inc	97	47,566
Hilton Worldwide Holdings Inc	262	59,076
		264,358
Household Durables - 0.7%
NVR Inc (a)	7	49,880
TopBuild Corp (a)	126	37,266
		87,146
Specialty Retail - 2.3%
Dick's Sporting Goods Inc	241	45,245
Floor & Decor Holdings Inc Class A (a)	389	27,790
Home Depot Inc/The	295	106,345
Lowe's Cos Inc	274	61,255
Ulta Beauty Inc (a)	129	51,038
Wayfair Inc Class A (a)	635	19,152
		310,825
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (a)	162	43,864
TOTAL CONSUMER DISCRETIONARY		1,363,211

Consumer Staples - 3.7%
Beverages - 0.4%
Monster Beverage Corp (a)	974	58,556
Consumer Staples Distribution & Retail - 2.7%
Casey's General Stores Inc	131	60,599
Costco Wholesale Corp	154	153,154
Walmart Inc	1,525	148,306
		362,059
Food Products - 0.6%
Freshpet Inc (a)	396	29,122
McCormick & Co Inc/MD	582	44,616
		73,738
TOTAL CONSUMER STAPLES		494,353

Energy - 0.9%
Energy Equipment & Services - 0.3%
Schlumberger NV	1,338	44,488
Oil, Gas & Consumable Fuels - 0.6%
Cheniere Energy Inc	296	68,409
TOTAL ENERGY		112,897

Financials - 9.5%
Banks - 2.5%
Bank of America Corp	2,234	89,092
JPMorgan Chase & Co	828	202,545
PNC Financial Services Group Inc/The	251	40,333
		331,970
Capital Markets - 1.6%
Moody's Corp	141	63,890
Morningstar Inc	144	41,000
S&P Global Inc	206	103,010
		207,900
Financial Services - 2.9%
Fiserv Inc (a)	360	66,445
Mastercard Inc Class A	271	148,524
Visa Inc Class A	490	169,296
		384,265
Insurance - 2.5%
American Financial Group Inc/OH	301	38,124
Arch Capital Group Ltd	612	55,496
Arthur J Gallagher & Co	174	55,800
Assurant Inc	225	43,367
Chubb Ltd	234	66,943
The Travelers Companies, Inc.	277	73,164
		332,894
TOTAL FINANCIALS		1,257,029

Health Care - 7.0%
Health Care Equipment & Supplies - 2.9%
Alcon AG	393	37,931
Boston Scientific Corp (a)	998	102,665
Inspire Medical Systems Inc (a)	242	38,328
Intuitive Surgical Inc (a)	139	71,696
Masimo Corp (a)	384	61,809
ResMed Inc	302	71,450
		383,879
Health Care Providers & Services - 0.9%
UnitedHealth Group Inc	279	114,792
Health Care Technology - 0.4%
Veeva Systems Inc Class A (a)	266	62,162
Life Sciences Tools & Services - 1.2%
Danaher Corp	257	51,228
Thermo Fisher Scientific Inc	179	76,791
West Pharmaceutical Services Inc	154	32,538
		160,557
Pharmaceuticals - 1.6%
Eli Lilly & Co	231	207,657
TOTAL HEALTH CARE		929,047

Industrials - 7.8%
Aerospace & Defense - 2.0%
Axon Enterprise Inc (a)	84	51,517
GE Aerospace	573	115,483
HEICO Corp	207	51,907
Northrop Grumman Corp	104	50,596
		269,503
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	429	38,275
Building Products - 1.2%
AZEK Co Inc/The Class A (a)	976	48,371
Builders FirstSource Inc (a)	257	30,744
Simpson Manufacturing Co Inc	250	38,423
Trex Co Inc (a)	652	37,699
		155,237
Commercial Services & Supplies - 1.2%
Cintas Corp	378	80,015
GFL Environmental Inc Subordinate Voting Shares	625	31,186
Waste Connections Inc	259	51,152
		162,353
Electrical Equipment - 0.5%
Eaton Corp PLC	208	61,229
Ground Transportation - 0.1%
Old Dominion Freight Line Inc	206	31,576
Professional Services - 1.7%
Dayforce Inc (a)	583	33,738
Equifax Inc	184	47,864
Experian PLC	862	42,885
TransUnion	496	41,148
Verisk Analytics Inc	184	54,544
		220,179
Trading Companies & Distributors - 0.8%
Fastenal Co	636	51,497
Watsco Inc	105	48,283
		99,780
TOTAL INDUSTRIALS		1,038,132

Information Technology - 16.2%
Communications Equipment - 1.0%
Arista Networks Inc	839	69,025
Motorola Solutions Inc	152	66,939
		135,964
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	1,143	87,954
IT Services - 0.5%
Cloudflare Inc Class A (a)	557	67,274
Semiconductors & Semiconductor Equipment - 4.6%
Monolithic Power Systems Inc	79	46,855
NVIDIA Corp	5,137	559,522
		606,377
Software - 9.4%
Adobe Inc (a)	210	78,746
Appfolio Inc Class A (a)	228	47,087
Atlassian Corp Class A (a)	144	32,877
Cadence Design Systems Inc (a)	176	52,402
Crowdstrike Holdings Inc Class A (a)	167	71,621
Fair Isaac Corp (a)	26	51,732
HubSpot Inc (a)	90	55,035
Manhattan Associates Inc (a)	172	30,510
Microsoft Corp	1,504	594,471
Salesforce Inc	394	105,872
Servicenow Inc (a)	78	74,491
Synopsys Inc (a)	93	42,688
		1,237,532
TOTAL INFORMATION TECHNOLOGY		2,135,101

Materials - 2.4%
Chemicals - 1.3%
Air Products and Chemicals Inc	202	54,760
Ecolab Inc	209	52,549
Linde PLC	136	61,640
		168,949
Construction Materials - 1.1%
CRH PLC	564	53,817
Martin Marietta Materials Inc	95	49,778
Vulcan Materials Co	195	51,154
		154,749
TOTAL MATERIALS		323,698

Real Estate - 3.1%
Industrial REITs - 0.4%
Prologis Inc	560	57,231
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	437	53,393
CoStar Group Inc (a)	665	49,323
		102,716
Residential REITs - 0.7%
Equity LifeStyle Properties Inc	684	44,310
Sun Communities Inc	391	48,652
		92,962
Specialized REITs - 1.2%
American Tower Corp	305	68,750
Equinix Inc	61	52,506
Extra Space Storage Inc	291	42,637
		163,893
TOTAL REAL ESTATE		416,802

TOTAL UNITED STATES		8,589,572
TOTAL COMMON STOCKS (Cost $9,310,410)		13,050,613

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $209,930)	4.33	209,888	209,930

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,520,340)	13,260,543
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,714)
NET ASSETS - 100.0%	13,256,829

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $170,977 or 1.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,114 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,085	2,109,354	2,059,509	3,884	-	-	209,930	209,888	0.0%
Total	160,085	2,109,354	2,059,509	3,884	-	-	209,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	866,617	657,134	209,483	-
Consumer Discretionary	2,287,084	2,000,702	286,382	-
Consumer Staples	698,136	622,992	75,144	-
Energy	248,942	198,069	50,873	-
Financials	1,834,496	1,749,148	85,348	-
Health Care	1,189,084	929,047	260,037	-
Industrials	1,980,144	1,567,181	412,963	-
Information Technology	3,011,365	2,514,612	496,753	-
Materials	423,885	323,698	100,187	-
Real Estate	510,860	484,480	26,380	-

Money Market Funds	209,930	209,930	-	-
Total Investments in Securities:	13,260,543	11,256,993	2,003,550	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,310,410)	$13,050,613
Fidelity Central Funds (cost $209,930)	209,930

Total Investment in Securities (cost $9,520,340)		$13,260,543
Cash		16
Foreign currency held at value (cost $1,529)		1,541
Receivable for fund shares sold		201
Dividends receivable		20,199
Distributions receivable from Fidelity Central Funds		678
Prepaid expenses		4
Receivable from investment adviser for expense reductions		8,449
Other receivables		766
Total assets		13,292,397
Liabilities
Payable for fund shares redeemed	$9
Accrued management fee	6,131
Deferred taxes	9,182
Audit fee payable	19,531
Other payables and accrued expenses	715
Total liabilities		35,568
Net Assets		$13,256,829
Net Assets consist of:
Paid in capital		$9,823,817
Total accumulated earnings (loss)		3,433,012
Net Assets		$13,256,829
Net Asset Value, offering price and redemption price per share ($13,256,829 ÷ 836,969 shares)		$15.84
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$87,678
Income from Fidelity Central Funds		3,884
Income before foreign taxes withheld		$91,562
Less foreign taxes withheld		(4,497)
Total income		87,065
Expenses
Management fee
Basic fee	$50,902
Performance adjustment	(12,920)
Custodian fees and expenses	2,565
Independent trustees' fees and expenses	31
Registration fees	5,647
Audit fees	34,254
Legal	909
Miscellaneous	24
Total expenses before reductions	81,412
Expense reductions	(14,761)
Total expenses after reductions		66,651
Net Investment income (loss)		20,414
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,364)	664,994
Foreign currency transactions	1,002
Total net realized gain (loss)		665,996
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $7,708)	(925,651)
Assets and liabilities in foreign currencies	657
Total change in net unrealized appreciation (depreciation)		(924,994)
Net gain (loss)		(258,998)
Net increase (decrease) in net assets resulting from operations		$(238,584)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,414	$23,217
Net realized gain (loss)	665,996	115,100
Change in net unrealized appreciation (depreciation)	(924,994)	3,784,350
Net increase (decrease) in net assets resulting from operations	(238,584)	3,922,667
Distributions to shareholders	(49,821)	(40,077)

Share transactions
Proceeds from sales of shares	1,222,543	3,151,353
Reinvestment of distributions	46,201	37,070
Cost of shares redeemed	(2,283,487)	(3,644,639)

Net increase (decrease) in net assets resulting from share transactions	(1,014,743)	(456,216)
Total increase (decrease) in net assets	(1,303,148)	3,426,374

Net Assets
Beginning of period	14,559,977	11,133,603
End of period	$13,256,829	$14,559,977

Other Information
Shares
Sold	74,435	214,984
Issued in reinvestment of distributions	2,752	2,733
Redeemed	(139,017)	(244,199)
Net increase (decrease)	(61,830)	(26,482)

Financial Highlights
Fidelity® Enduring Opportunities Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020 A
Selected Per-Share Data
Net asset value, beginning of period	$16.20	$12.03	$10.94	$16.69	$11.91	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.02	.02	.03	.01	(.04)	(.01)
Net realized and unrealized gain (loss)	(.32)	4.19	1.06	(5.32)	4.82	1.93
Total from investment operations	(.30)	4.21	1.09	(5.31)	4.78	1.92
Distributions from net investment income	(.06)	(.04)	-	(.03)	-	- D
Distributions from net realized gain	-	-	-	(.41)	-	-
Distributions from tax return of capital	-	-	-	-	-	(.01)
Total distributions	(.06)	(.04)	-	(.44)	-	(.01)
Net asset value, end of period	$15.84	$16.20	$12.03	$10.94	$16.69	$11.91
Total Return E,F	(1.90) %	35.09%	9.96%	(32.65)%	40.13%	19.22%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.16% I	1.18%	1.51%	1.41%	1.70%	2.63% I
Expenses net of fee waivers, if any	.95 % I	.95%	.94%	.98%	1.08%	1.10% I
Expenses net of all reductions, if any	.95% I	.95%	.94%	.98%	1.08%	1.09% I
Net investment income (loss)	.29% I	.17%	.25%	.05%	(.25)%	(.10)% I
Supplemental Data
Net assets, end of period (000 omitted)	$13,257	$14,560	$11,134	$11,208	$21,492	$10,055
Portfolio turnover rate J	32 % I	18%	19%	15%	23%	17% I

AFor the period November 5, 2019 (commencement of operations) through October 31, 2020.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Enduring Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,383,733
Gross unrealized depreciation	(693,976)
Net unrealized appreciation (depreciation)	$3,689,757
Tax cost	$9,570,786

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(449,844)
Long-term	(462,619)
Total capital loss carryforward	$(912,463)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Enduring Opportunities Fund	2,229,184	3,296,909
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Enduring Opportunities Fund	.77

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Enduring Opportunities Fund	.72

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Enduring Opportunities Fund	MSCI ACWI (All Country World Index) Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.18)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Enduring Opportunities Fund	31

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Enduring Opportunities Fund	103,370	22,712	5,307
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Enduring Opportunities Fund	11
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $14,415.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $346.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Enduring Opportunities Fund.	21%
In June 2025, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about August 20, 2025.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9896222.105
IDF-SANN-0625
Fidelity® Series Overseas Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Overseas Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
BELGIUM - 1.1%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	1,515,365	139,154,181
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
Azelis Group NV	1,566,743	24,209,429
TOTAL BELGIUM		163,363,610
CANADA - 1.9%
Information Technology - 1.9%
Software - 1.9%
Constellation Software Inc/Canada	71,770	258,652,604
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	105,870	8
Lumine Group Inc Subordinate Voting Shares (a)(c)	761,450	24,617,602

TOTAL CANADA		283,270,214
CHINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	192,310	11,344,367
DENMARK - 2.9%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	1,590,800	106,363,376
Industrials - 1.7%
Air Freight & Logistics - 1.7%
DSV A/S	1,161,600	246,212,615
Materials - 0.5%
Chemicals - 0.5%
Novonesis Novozymes B Series B	1,056,970	68,352,544
TOTAL DENMARK		420,928,535
FRANCE - 11.5%
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	3,227,600	157,773,084
Textiles, Apparel & Luxury Goods - 1.5%
Hermes International SCA	14,915	40,399,430
LVMH Moet Hennessy Louis Vuitton SE	321,357	178,009,039
		218,408,469
TOTAL CONSUMER DISCRETIONARY		376,181,553

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
EssilorLuxottica SA	699,116	200,136,773
Industrials - 3.7%
Aerospace & Defense - 3.7%
Safran SA	1,203,000	320,141,857
Thales SA	793,100	222,165,048
		542,306,905
Information Technology - 1.9%
IT Services - 0.5%
Alten SA	863,901	72,372,665
Software - 1.4%
Dassault Systemes SE	5,486,100	205,597,778
TOTAL INFORMATION TECHNOLOGY		277,970,443

Materials - 2.0%
Chemicals - 2.0%
Air Liquide SA	1,428,426	293,510,416
TOTAL FRANCE		1,690,106,090
GERMANY - 12.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 1.7%
Deutsche Telekom AG	6,807,900	244,522,920
Financials - 6.1%
Capital Markets - 2.0%
Deutsche Boerse AG	934,860	301,112,701
Insurance - 4.1%
Allianz SE	780,133	322,644,819
Hannover Rueck SE	840,716	268,959,206
		591,604,025
TOTAL FINANCIALS		892,716,726

Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA (a)	2,054,800	97,301,211
Industrials - 0.4%
Aerospace & Defense - 0.4%
MTU Aero Engines AG	225,900	77,771,297
Information Technology - 3.4%
Software - 3.4%
SAP SE	1,720,200	503,310,977
TOTAL GERMANY		1,815,623,131
INDIA - 1.0%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	6,333,000	143,652,363
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	243,258,600	129,338,316
IRELAND - 1.1%
Industrials - 1.1%
Building Products - 1.1%
Kingspan Group PLC	1,860,500	156,599,690
ITALY - 4.1%
Financials - 3.0%
Banks - 3.0%
FinecoBank Banca Fineco SpA	7,994,885	159,086,301
UniCredit SpA	4,957,167	288,412,225
		447,498,526
Health Care - 0.9%
Pharmaceuticals - 0.9%
Recordati Industria Chimica e Farmaceutica SpA	2,206,839	129,625,910
Industrials - 0.2%
Machinery - 0.2%
GVS SpA (a)(c)(d)	801,438	3,881,311
Interpump Group SpA	671,100	22,868,490
		26,749,801
TOTAL ITALY		603,874,237
JAPAN - 14.0%
Communication Services - 2.5%
Entertainment - 2.5%
Capcom Co Ltd	3,846,200	111,340,200
Nintendo Co Ltd	3,133,100	260,109,986
		371,450,186
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	9,392,200	192,108,905
Financials - 2.2%
Insurance - 2.2%
Tokio Marine Holdings Inc	8,163,600	327,216,485
Health Care - 1.6%
Health Care Equipment & Supplies - 1.6%
Hoya Corp	1,940,460	228,326,531
Industrials - 4.6%
Industrial Conglomerates - 2.4%
Hitachi Ltd	14,282,500	352,999,342
Machinery - 1.4%
Ebara Corp	2,566,300	38,550,433
Mitsubishi Heavy Industries Ltd	8,472,191	167,011,005
		205,561,438
Professional Services - 0.8%
BayCurrent Inc	2,162,031	116,498,027
TOTAL INDUSTRIALS		675,058,807

Information Technology - 1.8%
IT Services - 0.3%
TIS Inc	1,642,176	47,446,000
Semiconductors & Semiconductor Equipment - 0.6%
Tokyo Electron Ltd	585,300	87,150,229
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	6,285,700	128,746,150
TOTAL INFORMATION TECHNOLOGY		263,342,379

TOTAL JAPAN		2,057,503,293
NETHERLANDS - 6.5%
Communication Services - 1.5%
Entertainment - 1.5%
Universal Music Group NV	7,701,100	226,454,469
Industrials - 3.1%
Professional Services - 2.2%
Wolters Kluwer NV	1,735,808	305,678,449
Trading Companies & Distributors - 0.9%
IMCD NV	1,042,151	137,953,198
TOTAL INDUSTRIALS		443,631,647

Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	396,207	261,451,106
Software - 0.1%
Topicus.com Inc (a)	175,777	21,035,608
TOTAL INFORMATION TECHNOLOGY		282,486,714

TOTAL NETHERLANDS		952,572,830
SPAIN - 3.3%
Financials - 3.3%
Banks - 3.3%
Banco Santander SA	34,717,236	243,134,479
CaixaBank SA (e)	31,527,500	241,633,220

TOTAL SPAIN		484,767,699
SWEDEN - 2.3%
Industrials - 2.3%
Machinery - 2.3%
Atlas Copco AB A Shares	10,985,600	170,316,296
Indutrade AB	6,015,475	162,312,956
		332,629,252
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(f)	206,997	4,082,585
TOTAL SWEDEN		336,711,837
SWITZERLAND - 1.4%
Financials - 1.4%
Capital Markets - 1.4%
Partners Group Holding AG	163,450	212,989,005
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd	5,194,684	146,895,108
UNITED KINGDOM - 17.0%
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
Compass Group PLC	8,689,987	292,981,381
InterContinental Hotels Group PLC	1,741,241	185,807,669
		478,789,050
Financials - 5.9%
Banks - 1.7%
NatWest Group PLC	39,450,400	253,756,277
Capital Markets - 4.2%
3i Group PLC	5,238,791	296,992,509
London Stock Exchange Group PLC	2,004,900	312,186,040
		609,178,549
TOTAL FINANCIALS		862,934,826

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
ConvaTec Group PLC (c)(d)	17,472,100	60,494,605
Industrials - 6.5%
Aerospace & Defense - 2.8%
BAE Systems PLC	5,139,955	119,157,706
Rolls-Royce Holdings PLC	28,847,700	292,010,108
		411,167,814
Professional Services - 3.0%
Intertek Group PLC	1,385,200	84,623,209
RELX PLC	6,585,255	359,391,279
		444,014,488
Trading Companies & Distributors - 0.7%
Diploma PLC	1,926,870	101,741,769
TOTAL INDUSTRIALS		956,924,071

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Halma PLC	3,934,896	144,525,629
TOTAL UNITED KINGDOM		2,503,668,181
UNITED STATES - 15.5%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (a)	222,000	136,303,560
Financials - 4.6%
Capital Markets - 1.6%
S&P Global Inc	468,251	234,148,913
Financial Services - 1.3%
Visa Inc Class A	548,800	189,610,400
Insurance - 1.7%
Marsh & McLennan Cos Inc	1,075,728	242,544,392
TOTAL FINANCIALS		666,303,705

Health Care - 2.3%
Health Care Equipment & Supplies - 1.6%
Alcon AG	2,425,116	234,064,022
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific Inc	258,500	110,896,500
TOTAL HEALTH CARE		344,960,522

Industrials - 3.3%
Electrical Equipment - 1.4%
Schneider Electric SE	900,331	210,358,542
Professional Services - 1.7%
Experian PLC	5,102,100	253,834,763
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	143,125	24,052,653
TOTAL INDUSTRIALS		488,245,958

Materials - 4.4%
Chemicals - 1.6%
Linde PLC	513,100	232,552,313
Construction Materials - 2.8%
CRH PLC	1,813,400	173,034,628
Holcim AG	2,104,630	235,188,156
		408,222,784
TOTAL MATERIALS		640,775,097

TOTAL UNITED STATES		2,276,588,842
TOTAL COMMON STOCKS (Cost $9,872,434,062)		14,389,797,348

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	282,553,711	282,610,222
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	123,473,999	123,486,346
TOTAL MONEY MARKET FUNDS (Cost $406,096,568)			406,096,568

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $10,278,530,630)	14,795,893,916
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(72,724,275)
NET ASSETS - 100.0%	14,723,169,641

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,993,518 or 0.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,375,916 or 0.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,082,585 or 0.0% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	13,688,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,755,557	2,234,035,118	2,214,180,453	4,411,179	-	-	282,610,222	282,553,711	0.5%
Fidelity Securities Lending Cash Central Fund	1,105,340	427,426,303	305,045,297	211,792	-	-	123,486,346	123,473,999	0.4%
Total	263,860,897	2,661,461,421	2,519,225,750	4,622,971	-	-	406,096,568

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	978,731,135	247,643,760	731,087,375	-
Consumer Discretionary	866,314,970	209,516,881	656,798,089	-
Consumer Staples	192,108,905	-	192,108,905	-
Financials	4,306,571,832	1,689,626,877	2,616,944,955	-
Health Care	1,167,208,928	832,519,021	334,689,907	-
Industrials	3,970,339,472	1,272,008,747	2,698,330,725	-
Information Technology	1,905,884,049	830,101,214	1,071,700,242	4,082,593
Materials	1,002,638,057	473,939,485	528,698,572	-

Money Market Funds	406,096,568	406,096,568	-	-
Total Investments in Securities:	14,795,893,916	5,961,452,553	8,830,358,770	4,082,593
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $113,172,650) - See accompanying schedule:
Unaffiliated issuers (cost $9,872,434,062)	$14,389,797,348
Fidelity Central Funds (cost $406,096,568)	406,096,568

Total Investment in Securities (cost $10,278,530,630)		$14,795,893,916
Foreign currency held at value (cost $8,244,238)		8,233,730
Receivable for investments sold		82,885,206
Receivable for fund shares sold		14,110,483
Dividends receivable		35,809,678
Reclaims receivable		51,757,600
Distributions receivable from Fidelity Central Funds		865,657
Other receivables		87,209
Total assets		14,989,643,479
Liabilities
Payable for investments purchased	$104,140,000
Payable for fund shares redeemed	35,203,876
Other payables and accrued expenses	3,643,616
Collateral on securities loaned	123,486,346
Total liabilities		266,473,838
Net Assets		$14,723,169,641
Net Assets consist of:
Paid in capital		$9,829,097,316
Total accumulated earnings (loss)		4,894,072,325
Net Assets		$14,723,169,641
Net Asset Value, offering price and redemption price per share ($14,723,169,641 ÷ 982,826,432 shares)		$14.98
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$114,076,872
Foreign Tax Reclaims		11,232,917
Interest		47,630
Income from Fidelity Central Funds (including $211,792 from security lending)		4,622,971
Income before foreign taxes withheld		$129,980,390
Less foreign taxes withheld		(8,221,907)
Total income		121,758,483
Expenses
Custodian fees and expenses	$466,519
Independent trustees' fees and expenses	32,175
Interest	18,897
Total expenses		517,591
Net Investment income (loss)		121,240,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $301,353)	396,049,725
Redemptions in-kind	128,378,153
Foreign currency transactions	1,550,460
Total net realized gain (loss)		525,978,338
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,883,300)	586,725,328
Assets and liabilities in foreign currencies	3,803,961
Total change in net unrealized appreciation (depreciation)		590,529,289
Net gain (loss)		1,116,507,627
Net increase (decrease) in net assets resulting from operations		$1,237,748,519
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$121,240,892	$269,546,377
Net realized gain (loss)	525,978,338	707,369,009
Change in net unrealized appreciation (depreciation)	590,529,289	2,357,083,372
Net increase (decrease) in net assets resulting from operations	1,237,748,519	3,333,998,758
Distributions to shareholders	(312,065,833)	(237,159,965)

Share transactions
Proceeds from sales of shares	1,033,063,665	2,365,173,907
Reinvestment of distributions	312,065,833	237,159,965
Cost of shares redeemed	(2,458,770,495)	(3,632,944,341)

Net increase (decrease) in net assets resulting from share transactions	(1,113,640,997)	(1,030,610,469)
Total increase (decrease) in net assets	(187,958,311)	2,066,228,324

Net Assets
Beginning of period	14,911,127,952	12,844,899,628
End of period	$14,723,169,641	$14,911,127,952

Other Information
Shares
Sold	72,898,041	172,632,035
Issued in reinvestment of distributions	22,434,639	19,172,188
Redeemed	(173,656,371)	(265,148,072)
Net increase (decrease)	(78,323,691)	(73,343,849)

Financial Highlights
Fidelity® Series Overseas Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.05	$11.32	$10.10	$14.58	$10.62	$10.20
Income from Investment Operations
Net investment income (loss) A,B	.12	.25	.22	.21	.17	.14
Net realized and unrealized gain (loss)	1.11	2.69	1.20	(4.27)	3.93	.32
Total from investment operations	1.23	2.94	1.42	(4.06)	4.10	.46
Distributions from net investment income	(.30)	(.21)	(.20)	(.17)	(.14)	(.04)
Distributions from net realized gain	-	-	-	(.25)	-	-
Total distributions	(.30)	(.21)	(.20)	(.42)	(.14)	(.04)
Net asset value, end of period	$14.98	$14.05	$11.32	$10.10	$14.58	$10.62
Total Return C,D	8.94%	26.24%	14.05%	(28.66)%	38.89%	4.51%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.01% G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01 % G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions, if any	.01% G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.67% G	1.79%	1.90%	1.79%	1.29%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$14,723,170	$14,911,128	$12,844,900	$12,317,244	$15,419,200	$11,508,376
Portfolio turnover rate H	47 % G,I	36% I	38% I	28% I	33%	50%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Overseas Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Series Overseas Fund	$4,888

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,587,599,984
Gross unrealized depreciation	(163,674,366)
Net unrealized appreciation (depreciation)	$4,423,925,618
Tax cost	$10,371,968,298

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(144,485,780)
Total capital loss carryforward	$(144,485,780)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Overseas Fund	3,334,976,039	4,224,659,403

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	25,317,342	128,378,153	353,295,203

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Overseas Fund	46,946,466	242,444,479	642,139,814
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Overseas Fund	249

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Overseas Fund	Borrower	29,145,600	4.67%	18,897

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Overseas Fund	40,485,173	209,465,055	7,165,603
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Overseas Fund	22,375	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9894004.105
SOV-SANN-0625
Fidelity® Global Commodity Stock Fund

Semi-Annual Report
April 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Global Commodity Stock Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
AUSTRALIA - 2.1%
Materials - 2.1%
Metals & Mining - 2.1%
Champion Iron Ltd (Canada) (a)	5,568,600	16,157,261
IperionX Ltd (b)	423,066	970,444

TOTAL AUSTRALIA		17,127,705
AUSTRIA - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	196	2,960
BRAZIL - 7.2%
Materials - 7.2%
Chemicals - 1.2%
Yara International ASA	303,600	9,782,063
Metals & Mining - 6.0%
Wheaton Precious Metals Corp	599,500	50,056,902
TOTAL BRAZIL		59,838,965
CANADA - 24.2%
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Canadian Natural Resources Ltd	758,200	21,757,139
Cenovus Energy Inc	881,600	10,378,912
South Bow Corp (a)	1,059,031	26,156,975
		58,293,026
Materials - 17.2%
Chemicals - 2.4%
Nutrien Ltd	346,883	19,802,475
Metals & Mining - 11.8%
Agnico Eagle Mines Ltd/CA	200,600	23,576,975
Alamos Gold Inc Class A	544,500	15,565,606
Algoma Steel Group Inc (United States) (a)	2,183,700	11,169,626
Franco-Nevada Corp	127,671	21,940,038
Teck Resources Ltd Class B	779,200	26,480,140
		98,732,385
Paper & Forest Products - 3.0%
Interfor Corp (b)	1,194,600	11,507,535
West Fraser Timber Co Ltd	186,500	13,808,251
		25,315,786
TOTAL MATERIALS		143,850,646

TOTAL CANADA		202,143,672
FINLAND - 3.6%
Materials - 3.6%
Paper & Forest Products - 3.6%
Stora Enso Oyj R Shares	1,013,500	9,413,784
UPM-Kymmene Oyj	771,200	20,426,082

TOTAL FINLAND		29,839,866
INDIA - 1.7%
Materials - 1.7%
Construction Materials - 0.7%
UltraTech Cement Ltd	42,300	5,821,142
Metals & Mining - 1.0%
Tata Steel Ltd	5,152,600	8,564,768
TOTAL INDIA		14,385,910
NETHERLANDS - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCI NV	144,200	1,192,506
NORWAY - 1.0%
Energy - 1.0%
Energy Equipment & Services - 1.0%
DOF Group ASA A Shares (b)	1,068,100	8,300,737
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	77,100	408,970
TOTAL NORWAY		8,709,707
SOUTH AFRICA - 4.8%
Materials - 4.8%
Metals & Mining - 4.8%
Anglo American Platinum Ltd (a)	143,512	4,914,426
Anglo American PLC	530,100	14,470,866
Northam Platinum Holdings Ltd (a)	3,097,500	20,735,203

TOTAL SOUTH AFRICA		40,120,495
SWEDEN - 1.7%
Materials - 1.7%
Containers & Packaging - 0.4%
Billerud Aktiebolag	321,900	3,390,349
Paper & Forest Products - 1.3%
Svenska Cellulosa AB SCA B Shares	823,000	10,669,071
TOTAL SWEDEN		14,059,420
UNITED STATES - 50.1%
Consumer Staples - 10.7%
Food Products - 10.7%
Archer-Daniels-Midland Co	789,000	37,674,750
Bunge Global SA	257,200	20,246,784
JBS S/A	3,266,900	25,374,651
Lamb Weston Holdings Inc	118,600	6,263,266
		89,559,451
Energy - 30.3%
Energy Equipment & Services - 3.7%
Archrock Inc	203,400	4,786,002
Kodiak Gas Services Inc (a)	750,200	25,514,302
		30,300,304
Oil, Gas & Consumable Fuels - 26.6%
Alliance Resource Partners LP	758,800	20,070,260
Antero Resources Corp (b)	659,612	22,974,286
Core Natural Resources Inc (a)	325,083	23,474,243
Energy Transfer LP	1,602,100	26,498,734
Exxon Mobil Corp	465,900	49,213,017
Mach Natural Resources LP	328,667	4,413,998
Ovintiv Inc	376,700	12,649,586
Plains GP Holdings LP Class A	823,900	15,357,496
Shell PLC	1,446,773	46,689,887
		221,341,507
TOTAL ENERGY		251,641,811

Industrials - 1.7%
Construction & Engineering - 0.2%
Centuri Holdings Inc (b)	88,600	1,591,256
Electrical Equipment - 0.1%
GrafTech International Ltd (a)(b)	683,684	432,772
Machinery - 1.4%
Caterpillar Inc	2,400	742,248
CNH Industrial NV Class A	490,000	5,669,300
Deere & Co	11,500	5,330,940
		11,742,488
TOTAL INDUSTRIALS		13,766,516

Materials - 7.4%
Chemicals - 4.8%
CF Industries Holdings Inc	61,600	4,827,592
Corteva Inc	572,300	35,476,877
		40,304,469
Containers & Packaging - 1.1%
International Paper Co	10,000	456,800
Smurfit WestRock PLC (United Kingdom)	212,600	8,873,959
		9,330,759
Metals & Mining - 1.5%
Reliance Inc	43,100	12,422,713
TOTAL MATERIALS		62,057,941

TOTAL UNITED STATES		417,025,719
ZAMBIA - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
First Quantum Minerals Ltd (b)	1,866,071	25,055,110
TOTAL COMMON STOCKS (Cost $746,363,703)		829,502,035

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	3,168,831	3,169,464
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	36,905,412	36,909,103
TOTAL MONEY MARKET FUNDS (Cost $40,078,567)			40,078,567

TOTAL INVESTMENT IN SECURITIES - 104.3% (Cost $786,442,270)	869,580,602
NET OTHER ASSETS (LIABILITIES) - (4.3)%	(35,600,256)
NET ASSETS - 100.0%	833,980,346

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,117,624	116,798,686	119,746,846	124,036	-	-	3,169,464	3,168,831	0.0%
Fidelity Securities Lending Cash Central Fund	18,321,269	296,900,681	278,312,847	430,129	-	-	36,909,103	36,905,412	0.1%
Total	24,438,893	413,699,367	398,059,693	554,165	-	-	40,078,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	89,559,451	89,559,451	-	-
Energy	318,235,574	271,545,687	46,689,887	-
Industrials	13,766,516	13,766,516	-	-
Materials	407,940,494	342,950,012	64,990,482	-

Money Market Funds	40,078,567	40,078,567	-	-
Total Investments in Securities:	869,580,602	757,900,233	111,680,369	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,075,167) - See accompanying schedule:
Unaffiliated issuers (cost $746,363,703)	$829,502,035
Fidelity Central Funds (cost $40,078,567)	40,078,567

Total Investment in Securities (cost $786,442,270)		$869,580,602
Foreign currency held at value (cost $403,828)		402,921
Receivable for fund shares sold		750,423
Dividends receivable		2,113,297
Distributions receivable from Fidelity Central Funds		62,969
Prepaid expenses		299
Other receivables		4,097
Total assets		872,914,608
Liabilities
Payable for fund shares redeemed	$1,385,714
Accrued management fee	565,288
Distribution and service plan fees payable	33,083
Other payables and accrued expenses	41,074
Collateral on securities loaned	36,909,103
Total liabilities		38,934,262
Net Assets		$833,980,346
Net Assets consist of:
Paid in capital		$926,548,147
Total accumulated earnings (loss)		(92,567,801)
Net Assets		$833,980,346

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($78,308,017 ÷ 4,370,811 shares)(a)		$17.92
Maximum offering price per share (100/94.25 of $17.92)		$19.01
Class M :
Net Asset Value and redemption price per share ($13,017,349 ÷ 726,304 shares)(a)		$17.92
Maximum offering price per share (100/96.50 of $17.92)		$18.57
Class C :
Net Asset Value and offering price per share ($13,724,769 ÷ 769,418 shares)(a)		$17.84
Global Commodity Stock :
Net Asset Value, offering price and redemption price per share ($329,778,538 ÷ 18,369,976 shares)		$17.95
Class I :
Net Asset Value, offering price and redemption price per share ($239,845,656 ÷ 13,379,339 shares)		$17.93
Class Z :
Net Asset Value, offering price and redemption price per share ($159,306,017 ÷ 8,898,771 shares)		$17.90
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$12,402,770
Income from Fidelity Central Funds (including $430,129 from security lending)		554,165
Income before foreign taxes withheld		$12,956,935
Less foreign taxes withheld		(808,736)
Total income		12,148,199
Expenses
Management fee	$3,650,360
Distribution and service plan fees	218,030
Custodian fees and expenses	20,244
Independent trustees' fees and expenses	2,005
Registration fees	93,158
Audit fees	28,948
Legal	2,000
Interest	777
Miscellaneous	5,597
Total expenses		4,021,119
Net Investment income (loss)		8,127,080
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	450,597
Foreign currency transactions	(109,362)
Total net realized gain (loss)		341,235
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $201,015)	(42,091,666)
Assets and liabilities in foreign currencies	8,684
Total change in net unrealized appreciation (depreciation)		(42,082,982)
Net gain (loss)		(41,741,747)
Net increase (decrease) in net assets resulting from operations		$(33,614,667)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,127,080	$20,074,909
Net realized gain (loss)	341,235	38,290,972
Change in net unrealized appreciation (depreciation)	(42,082,982)	56,248,977
Net increase (decrease) in net assets resulting from operations	(33,614,667)	114,614,858
Distributions to shareholders	(22,299,940)	(21,790,381)

Share transactions - net increase (decrease)	(39,697,353)	(268,013,410)
Total increase (decrease) in net assets	(95,611,960)	(175,188,933)

Net Assets
Beginning of period	929,592,306	1,104,781,239
End of period	$833,980,346	$929,592,306

Financial Highlights
Fidelity Advisor® Global Commodity Stock Fund Class A

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.07	$17.33	$19.50	$16.35	$10.80	$12.14
Income from Investment Operations
Net investment income (loss) A,B	.15	.33	.35	.47	.48	.28
Net realized and unrealized gain (loss)	(.88)	1.73	(2.20)	3.19	5.24	(1.26)
Total from investment operations	(.73)	2.06	(1.85)	3.66	5.72	(.98)
Distributions from net investment income	(.42)	(.32)	(.32)	(.51)	(.17)	(.36)
Total distributions	(.42)	(.32)	(.32)	(.51)	(.17)	(.36)
Net asset value, end of period	$17.92	$19.07	$17.33	$19.50	$16.35	$10.80
Total Return C,D,E	(3.92) %	12.13%	(9.64)%	23.27%	53.37%	(8.39)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.15% H	1.16%	1.19%	1.19%	1.23%	1.31%
Expenses net of fee waivers, if any	1.15 % H	1.16%	1.18%	1.19%	1.22%	1.31%
Expenses net of all reductions, if any	1.15% H	1.16%	1.18%	1.19%	1.22%	1.29%
Net investment income (loss)	1.58% H	1.76%	1.88%	2.53%	3.18%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$78,308	$87,347	$95,290	$128,363	$45,343	$20,453
Portfolio turnover rate I	35 % H	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class M

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.03	$17.28	$19.46	$16.32	$10.78	$12.12
Income from Investment Operations
Net investment income (loss) A,B	.12	.28	.30	.42	.44	.25
Net realized and unrealized gain (loss)	(.88)	1.73	(2.20)	3.19	5.24	(1.27)
Total from investment operations	(.76)	2.01	(1.90)	3.61	5.68	(1.02)
Distributions from net investment income	(.35)	(.26)	(.28)	(.47)	(.14)	(.32)
Total distributions	(.35)	(.26)	(.28)	(.47)	(.14)	(.32)
Net asset value, end of period	$17.92	$19.03	$17.28	$19.46	$16.32	$10.78
Total Return C,D,E	(4.07) %	11.85%	(9.90)%	22.93%	52.97%	(8.72)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.40% H	1.42%	1.47%	1.46%	1.52%	1.59%
Expenses net of fee waivers, if any	1.40 % H	1.41%	1.45%	1.46%	1.52%	1.59%
Expenses net of all reductions, if any	1.40% H	1.41%	1.45%	1.46%	1.52%	1.58%
Net investment income (loss)	1.33% H	1.51%	1.62%	2.26%	2.88%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$13,017	$14,821	$17,928	$24,513	$8,888	$4,378
Portfolio turnover rate I	35 % H	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class C

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$18.89	$17.11	$19.29	$16.17	$10.68	$11.99
Income from Investment Operations
Net investment income (loss) A,B	.08	.18	.21	.33	.37	.20
Net realized and unrealized gain (loss)	(.88)	1.74	(2.18)	3.18	5.20	(1.26)
Total from investment operations	(.80)	1.92	(1.97)	3.51	5.57	(1.06)
Distributions from net investment income	(.25)	(.14)	(.21)	(.39)	(.08)	(.25)
Total distributions	(.25)	(.14)	(.21)	(.39)	(.08)	(.25)
Net asset value, end of period	$17.84	$18.89	$17.11	$19.29	$16.17	$10.68
Total Return C,D,E	(4.29) %	11.34%	(10.34)%	22.34%	52.30%	(9.11)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.90% H	1.91%	1.94%	1.94%	1.97%	2.05%
Expenses net of fee waivers, if any	1.90 % H	1.91%	1.93%	1.93%	1.96%	2.04%
Expenses net of all reductions, if any	1.90% H	1.91%	1.93%	1.93%	1.96%	2.03%
Net investment income (loss)	.83% H	1.01%	1.13%	1.78%	2.44%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$13,725	$18,118	$23,853	$34,984	$11,020	$7,871
Portfolio turnover rate I	35 % H	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Global Commodity Stock Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.13	$17.38	$19.55	$16.39	$10.82	$12.15
Income from Investment Operations
Net investment income (loss) A,B	.17	.38	.40	.52	.53	.31
Net realized and unrealized gain (loss)	(.88)	1.73	(2.21)	3.19	5.26	(1.26)
Total from investment operations	(.71)	2.11	(1.81)	3.71	5.79	(.95)
Distributions from net investment income	(.47)	(.36)	(.36)	(.55)	(.22)	(.38)
Total distributions	(.47)	(.36)	(.36)	(.55)	(.22)	(.38)
Net asset value, end of period	$17.95	$19.13	$17.38	$19.55	$16.39	$10.82
Total Return C,D	(3.78) %	12.42%	(9.47)%	23.57%	53.95%	(8.16)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.86% G	.89%	.97%	.94%	.94%	1.02%
Expenses net of fee waivers, if any	.86 % G	.89%	.95%	.94%	.94%	1.02%
Expenses net of all reductions, if any	.86% G	.89%	.95%	.94%	.94%	1.00%
Net investment income (loss)	1.87% G	2.03%	2.12%	2.78%	3.46%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$329,779	$356,627	$428,912	$893,636	$546,863	$176,718
Portfolio turnover rate H	35 % G	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class I

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.11	$17.37	$19.54	$16.39	$10.81	$12.16
Income from Investment Operations
Net investment income (loss) A,B	.17	.37	.40	.52	.53	.32
Net realized and unrealized gain (loss)	(.88)	1.74	(2.20)	3.19	5.25	(1.26)
Total from investment operations	(.71)	2.11	(1.80)	3.71	5.78	(.94)
Distributions from net investment income	(.47)	(.37)	(.37)	(.56)	(.20)	(.41)
Total distributions	(.47)	(.37)	(.37)	(.56)	(.20)	(.41)
Net asset value, end of period	$17.93	$19.11	$17.37	$19.54	$16.39	$10.81
Total Return C,D	(3.80) %	12.45%	(9.42)%	23.56%	53.97%	(8.11)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.89% G	.90%	.92%	.92%	.93%	.95%
Expenses net of fee waivers, if any	.89 % G	.90%	.91%	.92%	.93%	.95%
Expenses net of all reductions, if any	.89% G	.90%	.91%	.92%	.93%	.93%
Net investment income (loss)	1.83% G	2.02%	2.15%	2.80%	3.48%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$239,846	$260,235	$351,709	$499,191	$85,252	$33,185
Portfolio turnover rate H	35 % G	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Commodity Stock Fund Class Z

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.10	$17.37	$19.53	$16.38	$10.81	$12.16
Income from Investment Operations
Net investment income (loss) A,B	.18	.40	.43	.54	.56	.34
Net realized and unrealized gain (loss)	(.89)	1.74	(2.21)	3.19	5.23	(1.26)
Total from investment operations	(.71)	2.14	(1.78)	3.73	5.79	(.92)
Distributions from net investment income	(.49)	(.41)	(.38)	(.58)	(.22)	(.43)
Total distributions	(.49)	(.41)	(.38)	(.58)	(.22)	(.43)
Net asset value, end of period	$17.90	$19.10	$17.37	$19.53	$16.38	$10.81
Total Return C,D	(3.79) %	12.62%	(9.30)%	23.72%	54.07%	(7.99)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76% G	.77%	.79%	.79%	.80%	.85%
Expenses net of fee waivers, if any	.76 % G	.76%	.78%	.79%	.80%	.84%
Expenses net of all reductions, if any	.76% G	.76%	.78%	.79%	.80%	.83%
Net investment income (loss)	1.96% G	2.16%	2.29%	2.93%	3.60%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$159,306	$192,445	$187,090	$234,430	$60,837	$16,505
Portfolio turnover rate H	35 % G	49%	113%	42%	37%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Global Commodity Stock Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Commodity Stock, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,457,671
Gross unrealized depreciation	(68,174,480)
Net unrealized appreciation (depreciation)	$81,283,191
Tax cost	$788,297,411

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(176,525,955)
Total capital loss carryforward	$(176,525,955)

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Commodity Stock Fund	157,148,100	203,833,578
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.89
Class C	.88
Global Commodity Stock	.89
Class I	.86
Class Z	.73

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.87
Global Commodity Stock	.82
Class I	.86
Class Z	.73

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	103,062	3,148
Class M	.25%	.25%	35,029	252
Class C	.75%	.25%	79,939	4,821
			218,030	8,221

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	10,351
Class M	325
Class CA	28
10,704
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Global Commodity Stock Fund	5,626

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Global Commodity Stock Fund	Borrower	6,111,000	4.58%	777

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Global Commodity Stock Fund	4,730,048	18,646,392	2,348,453
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Global Commodity Stock Fund	699
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Commodity Stock Fund	46,421	1	-
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Global Commodity Stock Fund
Distributions to shareholders
Class A	$1,857,948	$1,698,169
Class M	269,585	265,430
Class C	226,107	186,222
Global Commodity Stock	8,595,843	8,378,578
Class I	6,380,702	6,995,782
Class Z	4,969,755	4,266,200
Total	$22,299,940	$21,790,381
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2025	Year ended October 31, 2024	Six months ended April 30, 2025	Year ended October 31, 2024
Fidelity Global Commodity Stock Fund
Class A
Shares sold	226,486	523,157	$4,181,559	$9,660,014
Reinvestment of distributions	97,364	100,271	1,799,280	1,689,564
Shares redeemed	(533,354)	(1,542,491)	(9,828,162)	(27,969,357)
Net increase (decrease)	(209,504)	(919,063)	$(3,847,323)	$(16,619,779)
Class M
Shares sold	46,982	100,713	$870,120	$1,821,540
Reinvestment of distributions	14,411	15,582	266,612	262,558
Shares redeemed	(113,908)	(375,083)	(2,090,299)	(6,871,873)
Net increase (decrease)	(52,515)	(258,788)	$(953,567)	$(4,787,775)
Class C
Shares sold	30,884	58,180	$564,277	$1,066,004
Reinvestment of distributions	12,154	11,025	224,242	185,217
Shares redeemed	(232,850)	(503,897)	(4,241,912)	(8,965,890)
Net increase (decrease)	(189,812)	(434,692)	$(3,453,393)	$(7,714,669)
Global Commodity Stock
Shares sold	3,394,303	3,386,920	$61,863,894	$62,722,588
Reinvestment of distributions	359,913	386,388	6,654,781	6,514,507
Shares redeemed	(4,022,242)	(9,815,498)	(74,045,178)	(177,639,908)
Net increase (decrease)	(268,026)	(6,042,190)	$(5,526,503)	$(108,402,813)
Class I
Shares sold	2,058,163	4,918,020	$37,736,628	$90,248,750
Reinvestment of distributions	341,157	410,245	6,301,165	6,908,516
Shares redeemed	(2,638,059)	(11,957,742)	(48,177,329)	(213,017,775)
Net increase (decrease)	(238,739)	(6,629,477)	$(4,139,536)	$(115,860,509)
Class Z
Shares sold	1,659,169	4,848,464	$30,703,344	$87,565,055
Reinvestment of distributions	214,240	198,997	3,950,577	3,345,144
Shares redeemed	(3,052,912)	(5,740,185)	(56,430,952)	(105,538,064)
Net increase (decrease)	(1,179,503)	(692,724)	$(21,777,031)	$(14,627,865)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.879383.116
GCS-SANN-0625
Fidelity® SAI International SMA Completion Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI International SMA Completion Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 93.5%
	Shares	Value ($)
AUSTRALIA - 2.3%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 2.3%
Aristocrat Leisure Ltd	560,343	23,931,716
BELGIUM - 2.3%
Health Care - 2.3%
Pharmaceuticals - 2.3%
UCB SA	130,300	23,787,409
CANADA - 7.3%
Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Alimentation Couche-Tard Inc	369,200	19,271,458
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
MEG Energy Corp	470,100	6,594,904
Information Technology - 4.8%
Software - 4.8%
Constellation Software Inc/Canada	13,736	49,503,305
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	10,836	0
		49,503,305
TOTAL CANADA		75,369,667
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	524,100	11,405,984
CONGO DEMOCRATIC REPUBLIC OF - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Ivanhoe Mine Ltd Class A (a)(c)	1,069,700	9,497,409
FRANCE - 8.1%
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
Accor SA	232,300	11,355,400
Financials - 1.1%
Capital Markets - 1.1%
Amundi SA (d)(e)	140,500	11,038,121
Industrials - 5.9%
Aerospace & Defense - 5.9%
Thales SA	218,700	61,262,762
TOTAL FRANCE		83,656,283
GERMANY - 12.5%
Financials - 3.8%
Insurance - 3.8%
Hannover Rueck SE	122,682	39,248,038
Health Care - 4.6%
Health Care Providers & Services - 4.6%
Fresenius SE & Co KGaA (a)	1,008,400	47,750,896
Materials - 4.1%
Construction Materials - 4.1%
Heidelberg Materials AG	217,000	42,835,607
TOTAL GERMANY		129,834,541
INDIA - 2.2%
Financials - 1.0%
Banks - 1.0%
HDFC Bank Ltd	480,778	10,905,558
Industrials - 1.2%
Aerospace & Defense - 1.2%
Hindustan Aeronautics Ltd (e)	216,200	11,449,219
TOTAL INDIA		22,354,777
INDONESIA - 1.4%
Financials - 1.4%
Banks - 1.4%
Bank Central Asia Tbk PT	27,812,287	14,787,532
IRELAND - 2.2%
Industrials - 2.2%
Building Products - 2.2%
Kingspan Group PLC	270,807	22,794,030
ITALY - 1.6%
Financials - 0.8%
Banks - 0.8%
FinecoBank Banca Fineco SpA	438,676	8,728,999
Industrials - 0.8%
Machinery - 0.8%
Interpump Group SpA	238,800	8,137,379
TOTAL ITALY		16,866,378
JAPAN - 24.2%
Communication Services - 1.8%
Entertainment - 1.8%
Capcom Co Ltd	659,900	19,102,854
Consumer Discretionary - 3.1%
Specialty Retail - 3.1%
Fast Retailing Co Ltd	98,000	32,236,597
Industrials - 17.8%
Electrical Equipment - 1.9%
Fuji Electric Co Ltd	439,500	19,543,139
Machinery - 9.6%
Ebara Corp	699,100	10,501,737
IHI Corp	102,200	8,005,548
Kawasaki Heavy Industries Ltd	279,000	16,642,823
Mitsubishi Heavy Industries Ltd	3,266,900	64,399,901
		99,550,009
Professional Services - 1.4%
BayCurrent Inc	280,100	15,092,798
Trading Companies & Distributors - 4.9%
ITOCHU Corp	785,566	40,176,156
MonotaRO Co Ltd	573,200	11,018,605
		51,194,761
TOTAL INDUSTRIALS		185,380,707

Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp	1,284,800	15,077,467
TOTAL JAPAN		251,797,625
LUXEMBOURG - 1.9%
Financials - 1.9%
Capital Markets - 1.9%
CVC Capital Partners PLC (a)(d)(e)	1,117,100	19,767,215
NETHERLANDS - 2.2%
Industrials - 1.1%
Trading Companies & Distributors - 1.1%
IMCD NV	86,510	11,451,633
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
BE Semiconductor Industries NV	110,579	11,805,391
TOTAL NETHERLANDS		23,257,024
SPAIN - 4.1%
Financials - 4.1%
Banks - 4.1%
CaixaBank SA	5,577,305	42,745,608
SWEDEN - 10.0%
Financials - 4.9%
Financial Services - 4.9%
Investor AB B Shares	1,730,004	51,065,143
Industrials - 5.1%
Machinery - 5.1%
Atlas Copco AB A Shares	785,700	12,181,175
Indutrade AB	1,506,106	40,638,606
		52,819,781
TOTAL SWEDEN		103,884,924
SWITZERLAND - 2.4%
Financials - 2.4%
Capital Markets - 2.4%
Partners Group Holding AG	19,380	25,253,759
UNITED KINGDOM - 6.0%
Consumer Discretionary - 1.3%
Leisure Products - 1.3%
Games Workshop Group PLC	64,800	13,307,916
Health Care - 1.9%
Health Care Equipment & Supplies - 1.9%
ConvaTec Group PLC (d)(e)	5,632,800	19,502,751
Industrials - 2.8%
Professional Services - 1.2%
Intertek Group PLC	206,200	12,596,957
Trading Companies & Distributors - 1.6%
Diploma PLC	119,200	6,293,948
RS GROUP PLC	1,520,200	10,443,878
		16,737,826
TOTAL INDUSTRIALS		29,334,783

TOTAL UNITED KINGDOM		62,145,450
UNITED STATES - 0.8%
Industrials - 0.8%
Electrical Equipment - 0.8%
Schneider Electric SE	33,800	7,897,226
TOTAL COMMON STOCKS (Cost $782,348,741)		971,034,557

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	65,764,944	65,778,097
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	10,422,998	10,424,040
TOTAL MONEY MARKET FUNDS (Cost $76,202,137)			76,202,137

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $858,550,878)	1,047,236,694
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(8,346,828)
NET ASSETS - 100.0%	1,038,889,866

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,308,087 or 4.8% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,757,306 or 5.9% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,225,309	225,115,085	193,562,297	822,912	-	-	65,778,097	65,764,944	0.1%
Fidelity Securities Lending Cash Central Fund	16,668,160	16,149,504	22,393,624	8,585	-	-	10,424,040	10,422,998	0.0%
Total	50,893,469	241,264,589	215,955,921	831,497	-	-	76,202,137

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	19,102,854	19,102,854	-	-
Consumer Discretionary	80,831,629	24,663,316	56,168,313	-
Consumer Staples	19,271,458	19,271,458	-	-
Energy	6,594,904	6,594,904	-	-
Financials	223,539,973	155,101,275	68,438,698	-
Health Care	91,041,056	91,041,056	-	-
Industrials	390,527,520	135,556,211	254,971,309	-
Information Technology	76,386,163	61,308,696	15,077,467	-
Materials	63,739,000	63,739,000	-	-

Money Market Funds	76,202,137	76,202,137	-	-
Total Investments in Securities:	1,047,236,694	652,580,907	394,655,787	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,256,428) - See accompanying schedule:
Unaffiliated issuers (cost $782,348,741)	$971,034,557
Fidelity Central Funds (cost $76,202,137)	76,202,137

Total Investment in Securities (cost $858,550,878)		$1,047,236,694
Foreign currency held at value (cost $179,886)		180,859
Receivable for investments sold		683
Receivable for fund shares sold		1,879,718
Dividends receivable		2,411,195
Reclaims receivable		1,253,778
Distributions receivable from Fidelity Central Funds		269,152
Other receivables		113,363
Total assets		1,053,345,442
Liabilities
Payable for investments purchased	$3,789,423
Payable for fund shares redeemed	241,877
Other payables and accrued expenses	236
Collateral on securities loaned	10,424,040
Total liabilities		14,455,576
Net Assets		$1,038,889,866
Net Assets consist of:
Paid in capital		$950,565,706
Total accumulated earnings (loss)		88,324,160
Net Assets		$1,038,889,866
Net Asset Value, offering price and redemption price per share ($1,038,889,866 ÷ 80,468,138 shares)		$12.91
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$7,850,388
Foreign Tax Reclaims		629,666
Interest		7,047
Income from Fidelity Central Funds (including $8,585 from security lending)		831,497
Income before foreign taxes withheld		$9,318,598
Less foreign taxes withheld		(1,020,515)
Total income		8,298,083
Expenses
Independent trustees' fees and expenses	$1,824
Total expenses before reductions	1,824
Expense reductions	(143)
Total expenses after reductions		1,681
Net Investment income (loss)		8,296,402
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $927,526)	546,160
Foreign currency transactions	(102,326)
Total net realized gain (loss)		443,834
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,513,832)	69,488,016
Assets and liabilities in foreign currencies	170,493
Total change in net unrealized appreciation (depreciation)		69,658,509
Net gain (loss)		70,102,343
Net increase (decrease) in net assets resulting from operations		$78,398,745
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,296,402	$13,256,842
Net realized gain (loss)	443,834	(22,596,088)
Change in net unrealized appreciation (depreciation)	69,658,509	133,303,625
Net increase (decrease) in net assets resulting from operations	78,398,745	123,964,379
Distributions to shareholders	(20,520,649)	(11,534,142)

Share transactions
Proceeds from sales of shares	256,181,983	256,386,701
Reinvestment of distributions	5,528,019	3,673,934
Cost of shares redeemed	(88,899,519)	(92,749,910)

Net increase (decrease) in net assets resulting from share transactions	172,810,483	167,310,725
Total increase (decrease) in net assets	230,688,579	279,740,962

Net Assets
Beginning of period	808,201,287	528,460,325
End of period	$1,038,889,866	$808,201,287

Other Information
Shares
Sold	21,114,571	21,593,533
Issued in reinvestment of distributions	460,669	332,182
Redeemed	(7,401,486)	(7,904,001)
Net increase (decrease)	14,173,754	14,021,714

Financial Highlights
Fidelity® SAI International SMA Completion Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.11	$9.61	$15.46	$12.38	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.11	.23	.25	.18	.19	.17 C
Net realized and unrealized gain (loss)	.91	2.07	.39	(5.16)	3.01	1.77
Total from investment operations	1.02	2.30	.64	(4.98)	3.20	1.94
Distributions from net investment income	(.30)	(.22)	(.14)	(.16)	(.12)	(.03)
Distributions from net realized gain	-	-	-	(.71)	-	-
Total distributions	(.30)	(.22)	(.14)	(.87)	(.12)	(.03)
Net asset value, end of period	$12.91	$12.19	$10.11	$9.61	$15.46	$12.38
Total Return D,E	8.53%	22.95%	6.61%	(34.09)%	26.03%	18.57%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.88% I	1.90%	2.36%	1.56%	1.30%	1.45% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,038,890	$808,201	$528,460	$438,707	$583,710	$318,362
Portfolio turnover rate J	54 % I	33%	31%	40%	37%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.28%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI International SMA Completion Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$221,789,656
Gross unrealized depreciation	(42,390,085)
Net unrealized appreciation (depreciation)	$179,399,571
Tax cost	$867,837,123

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(24,809,453)
Long-term	(69,296,144)
Total capital loss carryforward	$(94,105,597)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International SMA Completion Fund	357,396,073	229,426,889
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI International SMA Completion Fund	12,050,321	3,435,346	(238,469)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI International SMA Completion Fund	918	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $143.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9893099.106
ISM-SANN-0625
Fidelity® Series Sustainable Emerging Markets Fund
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Sustainable Emerging Markets Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BRAZIL - 6.4%
Consumer Discretionary - 1.0%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	12	27,970
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	5,243	25,452
Specialty Retail - 0.4%
Lojas Renner SA	14,051	36,173
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	2,390	13,409
TOTAL CONSUMER DISCRETIONARY		103,004

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Raia Drogasil SA	14,312	50,034
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PRIO SA/Brazil (a)	2,228	13,234
Financials - 2.0%
Banks - 1.1%
Itau Unibanco Holding SA ADR	16,706	105,415
NU Holdings Ltd/Cayman Islands Class A (a)	427	5,307
		110,722
Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao	37,086	88,155
TOTAL FINANCIALS		198,877

Health Care - 0.3%
Health Care Providers & Services - 0.2%
Hapvida Participacoes e Investimentos S/A (a)(b)(c)	60,314	24,657
Pharmaceuticals - 0.1%
Hypera SA	2,300	9,775
TOTAL HEALTH CARE		34,432

Industrials - 0.5%
Ground Transportation - 0.5%
Localiza Rent a Car SA	4,460	33,762
Rumo SA	5,894	20,148
		53,910
Materials - 0.3%
Metals & Mining - 0.2%
Metalurgica Gerdau SA	10,215	15,138
Paper & Forest Products - 0.1%
Dexco SA	12,381	12,064
TOTAL MATERIALS		27,202

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	2,500	9,250
Utilities - 1.6%
Electric Utilities - 0.8%
Equatorial Energia SA	7,455	48,354
Isa Energia Brasil sa	6,800	28,745
		77,099
Independent Power and Renewable Electricity Producers - 0.7%
Engie Brasil Energia SA	9,630	70,539
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	647	12,984
TOTAL UTILITIES		160,622

TOTAL BRAZIL		650,565
CANADA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Capstone Copper Corp (a)	4,234	20,393
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	2,182	47,487
CHINA - 29.3%
Communication Services - 6.8%
Entertainment - 0.4%
Beijing Enlight Media Co Ltd A Shares (China)	1,400	3,715
Netease Inc ADR	354	37,899
		41,614
Interactive Media & Services - 6.4%
Bilibili Inc ADR (a)	620	10,850
Kanzhun Ltd ADR (a)	1,048	16,034
Kuaishou Technology B Shares (a)(b)(c)	1,854	12,335
Tencent Holdings Ltd	9,912	607,120
Tongdao Liepin Group (c)	7,800	3,671
		650,010
TOTAL COMMUNICATION SERVICES		691,624

Consumer Discretionary - 7.3%
Automobile Components - 0.0%
Zhejiang Shuanghuan Driveline Co Ltd A Shares (China) (a)	300	1,392
Automobiles - 2.2%
BYD Co Ltd A Shares (China)	500	24,306
BYD Co Ltd H Shares	2,590	123,015
Li Auto Inc A Shares (a)	3,154	38,431
Li Auto Inc ADR (a)	385	9,390
XPeng Inc A Shares (a)	2,676	24,911
		220,053
Broadline Retail - 1.4%
JD.com Inc A Shares	4,882	79,486
JD.com Inc ADR	1,943	63,381
		142,867
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc ADR	322	15,730
Hotels, Restaurants & Leisure - 2.7%
Meituan B Shares (a)(b)(c)	7,312	121,068
TravelSky Technology Ltd H Shares	6,198	8,647
Trip.com Group Ltd	382	23,012
Trip.com Group Ltd ADR	1,281	75,566
Yum China Holdings Inc	876	37,940
		266,233
Household Durables - 0.7%
Haier Smart Home Co Ltd A Shares (China)	7,600	25,947
Haier Smart Home Co Ltd H Shares	13,927	40,417
		66,364
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	400	4,741
Li Ning Co Ltd	5,000	9,477
		14,218
TOTAL CONSUMER DISCRETIONARY		726,857

Consumer Staples - 1.6%
Beverages - 1.0%
China Resources Beer Holdings Co Ltd	7,000	24,731
Kweichow Moutai Co Ltd A Shares (China)	200	42,560
Tsingtao Brewery Co Ltd H Shares	4,129	29,228
		96,519
Consumer Staples Distribution & Retail - 0.1%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	2,500	9,737
Food Products - 0.3%
Uni-President China Holdings Ltd	28,000	33,576
Personal Care Products - 0.2%
Proya Cosmetics Co Ltd A Shares (China)	1,700	22,311
TOTAL CONSUMER STAPLES		162,143

Financials - 6.5%
Banks - 4.7%
China Construction Bank Corp H Shares	381,548	313,874
China Merchants Bank Co Ltd H Shares	21,506	117,712
Industrial & Commercial Bank of China Ltd H Shares	67,864	46,552
		478,138
Insurance - 1.8%
China Life Insurance Co Ltd H Shares	28,061	51,378
PICC Property & Casualty Co Ltd H Shares	6,000	11,063
Ping An Insurance Group Co of China Ltd H Shares	20,556	123,028
		185,469
TOTAL FINANCIALS		663,607

Health Care - 2.3%
Biotechnology - 1.2%
Beigene Ltd ADR (a)	106	27,540
Innovent Biologics Inc (a)(b)(c)	5,985	41,479
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)	275	11,801
Zai Lab Ltd (a)	6,345	20,211
Zai Lab Ltd ADR (a)	674	21,359
		122,390
Health Care Equipment & Supplies - 0.4%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,300	39,271
Health Care Providers & Services - 0.1%
Sinopharm Group Co Ltd H Shares	5,103	12,067
Health Care Technology - 0.1%
Medlive Technology Co Ltd (b)(c)	3,500	5,461
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	17,205	53,463
TOTAL HEALTH CARE		232,652

Industrials - 1.3%
Construction & Engineering - 0.5%
China Communications Services Corp Ltd H Shares	28,903	15,093
Sinopec Engineering Group Co Ltd H Shares	38,616	27,535
		42,628
Electrical Equipment - 0.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,100	35,130
Ground Transportation - 0.2%
Full Truck Alliance Co Ltd ADR	1,978	22,469
Machinery - 0.3%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,400	33,428
TOTAL INDUSTRIALS		133,655

Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	794	20,586
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	200	5,086
		25,672
Software - 0.0%
Glodon Co Ltd A Shares (China)	2,900	5,909
Technology Hardware, Storage & Peripherals - 1.8%
Lenovo Group Ltd	38,233	44,219
Xiaomi Corp B Shares (a)(b)(c)	21,793	139,524
		183,743
TOTAL INFORMATION TECHNOLOGY		215,324

Materials - 0.3%
Construction Materials - 0.3%
China Jushi Co Ltd A Shares (China)	20,600	33,209
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
ESR Group Ltd (b)(c)	2,000	3,187
KE Holdings Inc ADR	951	19,306
		22,493
Utilities - 0.9%
Gas Utilities - 0.8%
China Gas Holdings Ltd	25,153	22,767
ENN Energy Holdings Ltd	5,340	42,157
Kunlun Energy Co Ltd	20,867	19,910
		84,834
Water Utilities - 0.1%
Guangdong Investment Ltd	7,959	6,444
TOTAL UTILITIES		91,278

TOTAL CHINA		2,972,842
GREECE - 1.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
OPAP SA	1,932	42,832
Financials - 0.9%
Banks - 0.9%
Alpha Services and Holdings SA	18,752	45,722
Eurobank Ergasias Services and Holdings SA	8,424	23,908
Piraeus Financial Holdings SA	4,156	23,340
		92,970
TOTAL GREECE		135,802
HONG KONG - 0.5%
Communication Services - 0.1%
Entertainment - 0.1%
Huanxi Media Group Ltd (a)	141,876	6,769
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Kerry Properties Ltd	18,688	43,903
TOTAL HONG KONG		50,672
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
OTP Bank Nyrt	51	3,754
INDIA - 13.8%
Consumer Discretionary - 0.9%
Automobiles - 0.1%
Mahindra & Mahindra Ltd GDR (c)	272	9,329
Hotels, Restaurants & Leisure - 0.8%
MakeMyTrip Ltd (a)	812	85,114
TOTAL CONSUMER DISCRETIONARY		94,443

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Reliance Industries Ltd GDR (b)	5,549	362,350
Financials - 6.8%
Banks - 6.8%
Axis Bank Ltd GDR (c)	2,794	195,859
HDFC Bank Ltd ADR	3,019	219,451
ICICI Bank Ltd ADR	8,053	270,259
		685,569
Industrials - 0.8%
Construction & Engineering - 0.8%
Larsen & Toubro Ltd GDR (c)	2,300	90,160
Information Technology - 1.7%
IT Services - 1.7%
Infosys Ltd ADR	9,731	171,266
TOTAL INDIA		1,403,788
INDONESIA - 1.7%
Consumer Staples - 0.2%
Food Products - 0.2%
First Resources Ltd	22,557	26,098
Financials - 1.5%
Banks - 1.5%
Bank Central Asia Tbk PT	192,247	102,216
Bank Rakyat Indonesia Persero Tbk PT	196,678	45,553
		147,769
TOTAL INDONESIA		173,867
KOREA (SOUTH) - 9.5%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.4%
KT Corp	1,116	40,698
Interactive Media & Services - 1.1%
Kakao Corp	1,247	33,432
NAVER Corp	523	73,438
		106,870
TOTAL COMMUNICATION SERVICES		147,568

Consumer Discretionary - 0.8%
Automobiles - 0.2%
Kia Corp	356	22,579
Household Durables - 0.6%
Coway Co Ltd	928	57,020
TOTAL CONSUMER DISCRETIONARY		79,599

Consumer Staples - 0.1%
Personal Care Products - 0.1%
Amorepacific Corp	184	16,103
Financials - 1.5%
Banks - 1.2%
Hana Financial Group Inc	646	29,236
KB Financial Group Inc	1,481	93,406
		122,642
Financial Services - 0.0%
Kakao Pay Corp (a)	196	4,355
Insurance - 0.3%
Samsung Fire & Marine Insurance Co Ltd	43	11,321
Samsung Life Insurance Co Ltd	273	16,542
		27,863
TOTAL FINANCIALS		154,860

Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (a)(b)(c)	50	36,928
Industrials - 0.7%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	628	36,682
Electrical Equipment - 0.2%
LS Electric Co Ltd	132	19,026
Industrial Conglomerates - 0.1%
LG Corp	360	16,824
TOTAL INDUSTRIALS		72,532

Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	1,036	129,000
Technology Hardware, Storage & Peripherals - 3.2%
Samsung Electronics Co Ltd	8,419	327,815
TOTAL INFORMATION TECHNOLOGY		456,815

TOTAL KOREA (SOUTH)		964,405
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
Kuwait Finance House KSCP	199	469
MALAYSIA - 1.2%
Financials - 0.8%
Banks - 0.8%
CIMB Group Holdings Bhd	49,000	80,943
Utilities - 0.4%
Electric Utilities - 0.4%
Tenaga Nasional Bhd	13,000	41,810
TOTAL MALAYSIA		122,753
MEXICO - 2.5%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Wal-Mart de Mexico SAB de CV Series V	28,410	90,038
Food Products - 0.0%
Gruma SAB de CV Series B	239	4,567
TOTAL CONSUMER STAPLES		94,605

Financials - 1.0%
Banks - 1.0%
Grupo Financiero Banorte SAB de CV	11,291	97,028
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,038	21,075
Real Estate - 0.4%
Diversified REITs - 0.4%
Fibra Uno Administracion SA de CV	28,484	36,733
TOTAL MEXICO		249,441
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	290	26,610
PHILIPPINES - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Ayala Land Inc	41,623	18,693
SM Prime Holdings Inc	49,700	21,720

TOTAL PHILIPPINES		40,413
POLAND - 1.3%
Communication Services - 0.2%
Entertainment - 0.2%
CD Projekt SA	405	24,954
Consumer Discretionary - 1.1%
Broadline Retail - 0.9%
Allegro.eu SA (a)(b)(c)	9,562	83,393
Textiles, Apparel & Luxury Goods - 0.2%
LPP SA	5	20,371
TOTAL CONSUMER DISCRETIONARY		103,764

TOTAL POLAND		128,718
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	560	3,080
SAUDI ARABIA - 3.0%
Financials - 2.8%
Banks - 2.6%
Al Rajhi Bank	7,069	183,559
Alinma Bank	4,449	34,397
Saudi National Bank/The	4,579	43,581
		261,537
Insurance - 0.2%
Bupa Arabia for Cooperative Insurance Co	426	19,080
TOTAL FINANCIALS		280,617

Materials - 0.2%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	759	19,972
TOTAL SAUDI ARABIA		300,589
SOUTH AFRICA - 5.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
MTN Group Ltd	2,727	17,990
Consumer Discretionary - 2.0%
Broadline Retail - 1.5%
Naspers Ltd Class N	554	145,707
Specialty Retail - 0.5%
Pepkor Holdings Ltd (b)(c)	36,506	52,636
TOTAL CONSUMER DISCRETIONARY		198,343

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Pick n Pay Stores Ltd (a)	18,001	27,067
Shoprite Holdings Ltd	2,774	42,581
		69,648
Financials - 1.6%
Banks - 0.8%
Absa Group Ltd	630	5,783
Capitec Bank Holdings Ltd	358	66,246
Standard Bank Group Ltd	441	5,493
		77,522
Financial Services - 0.8%
FirstRand Ltd	22,082	86,221
TOTAL FINANCIALS		163,743

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Bidvest Group Ltd	2,291	28,937
Materials - 0.3%
Metals & Mining - 0.3%
Impala Platinum Holdings Ltd (a)	4,430	26,346
Northam Platinum Holdings Ltd	465	3,113
		29,459
TOTAL SOUTH AFRICA		508,120
TAIWAN - 16.5%
Consumer Staples - 0.6%
Food Products - 0.6%
Uni-President Enterprises Corp	27,215	65,271
Financials - 2.3%
Banks - 0.9%
CTBC Financial Holding Co Ltd	74,555	91,686
Insurance - 1.4%
Cathay Financial Holding Co Ltd	77,422	142,367
TOTAL FINANCIALS		234,053

Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	2,127	35,934
Information Technology - 13.2%
Communications Equipment - 0.2%
Accton Technology Corp	942	17,511
Electronic Equipment, Instruments & Components - 0.9%
Delta Electronics Inc	3,823	39,978
E Ink Holdings Inc	3,823	26,653
Hon Hai Precision Industry Co Ltd	6,691	29,751
		96,382
Semiconductors & Semiconductor Equipment - 12.0%
ASE Technology Holding Co Ltd	9,789	41,630
MediaTek Inc	1,912	81,085
Taiwan Semiconductor Manufacturing Co Ltd	38,651	1,092,972
		1,215,687
Technology Hardware, Storage & Peripherals - 0.1%
Quanta Computer Inc (a)	2,000	14,995
TOTAL INFORMATION TECHNOLOGY		1,344,575

TOTAL TAIWAN		1,679,833
TANZANIA - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Helios Towers PLC (a)	17,794	25,421
TURKEY - 0.3%
Materials - 0.3%
Construction Materials - 0.3%
Oyak Cimento Fabrikalari AS	46,229	28,149
UNITED ARAB EMIRATES - 2.4%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	21,937	29,265
Financials - 1.7%
Banks - 1.7%
Abu Dhabi Commercial Bank PJSC	14,587	46,227
Abu Dhabi Islamic Bank PJSC	23,921	119,180
		165,407
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Emaar Properties PJSC	12,611	44,977
TOTAL UNITED ARAB EMIRATES		239,649
UNITED KINGDOM - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc	1,092	46,039
Anglogold Ashanti Plc (South Africa)	982	40,972

TOTAL UNITED KINGDOM		87,011
UNITED STATES - 0.4%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Tenaris SA ADR	106	3,528
Materials - 0.4%
Construction Materials - 0.4%
Titan Cement International SA	902	41,589
TOTAL UNITED STATES		45,117
TOTAL COMMON STOCKS (Cost $8,789,228)		9,908,948

Non-Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co Series 2 (Cost $20,862)	227	24,318

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $347,385)	4.33	347,316	347,385

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $9,157,475)	10,280,651
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(124,281)
NET ASSETS - 100.0%	10,156,370

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2	Jun 2025	111,000	4,751	4,751

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $936,481 or 9.2% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $873,150 or 8.6% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	575,973	2,345,949	2,574,537	6,117	-	-	347,385	347,316	0.0%
Total	575,973	2,345,949	2,574,537	6,117	-	-	347,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	917,406	159,003	758,403	-
Consumer Discretionary	1,348,842	767,258	581,584	-
Consumer Staples	483,902	301,822	182,080	-
Energy	408,377	408,377	-	-
Financials	2,969,666	2,136,043	833,623	-
Health Care	304,012	207,602	96,410	-
Industrials	462,813	285,789	177,024	-
Information Technology	2,187,980	171,266	2,016,714	-
Materials	334,471	274,916	59,555	-
Real Estate	197,769	157,356	40,413	-
Utilities	293,710	209,743	83,967	-

Non-Convertible Preferred Stocks
Consumer Discretionary	24,318	-	24,318	-

Money Market Funds	347,385	347,385	-	-
Total Investments in Securities:	10,280,651	5,426,560	4,854,091	-
Derivative Instruments:

Assets
Futures Contracts	4,751	4,751	-	-
Total Assets	4,751	4,751	-	-
Total Derivative Instruments:	4,751	4,751	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,751	0
Total Equity Risk	4,751	0
Total Value of Derivatives	4,751	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Sustainable Emerging Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,810,090)	$9,933,266
Fidelity Central Funds (cost $347,385)	347,385

Total Investment in Securities (cost $9,157,475)		$10,280,651
Segregated cash with brokers for derivative instruments		10,245
Cash		6,308
Foreign currency held at value (cost $3,583)		3,584
Dividends receivable		16,565
Distributions receivable from Fidelity Central Funds		982
Receivable for daily variation margin on futures contracts		450
Receivable from investment adviser for expense reductions		481
Total assets		10,319,266
Liabilities
Payable for fund shares redeemed	$157,818
Other payables and accrued expenses	5,078
Total liabilities		162,896
Net Assets		$10,156,370
Net Assets consist of:
Paid in capital		$9,381,582
Total accumulated earnings (loss)		774,788
Net Assets		$10,156,370
Net Asset Value, offering price and redemption price per share ($10,156,370 ÷ 892,241 shares)		$11.38
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$118,394
Interest		181
Income from Fidelity Central Funds		6,117
Income before foreign taxes withheld		$124,692
Less foreign taxes withheld		(11,933)
Total income		112,759
Expenses
Custodian fees and expenses	$5,732
Independent trustees' fees and expenses	21
Total expenses before reductions	5,753
Expense reductions	(5,572)
Total expenses after reductions		181
Net Investment income (loss)		112,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(246,144)
Foreign currency transactions	(5,092)
Futures contracts	(14,881)
Total net realized gain (loss)		(266,117)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	143,028
Assets and liabilities in foreign currencies	380
Futures contracts	2,981
Total change in net unrealized appreciation (depreciation)		146,389
Net gain (loss)		(119,728)
Net increase (decrease) in net assets resulting from operations		$(7,150)
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$112,578	$179,929
Net realized gain (loss)	(266,117)	(106,601)
Change in net unrealized appreciation (depreciation)	146,389	1,207,296
Net increase (decrease) in net assets resulting from operations	(7,150)	1,280,624
Distributions to shareholders	(206,982)	(97,501)

Share transactions
Proceeds from sales of shares	2,373,089	4,545,822
Reinvestment of distributions	206,982	97,501
Cost of shares redeemed	(1,967,247)	(409,939)

Net increase (decrease) in net assets resulting from share transactions	612,824	4,233,384
Total increase (decrease) in net assets	398,692	5,416,507

Net Assets
Beginning of period	9,757,678	4,341,171
End of period	$10,156,370	$9,757,678

Other Information
Shares
Sold	211,757	415,045
Issued in reinvestment of distributions	18,285	9,663
Redeemed	(176,717)	(36,950)
Net increase (decrease)	53,325	387,758

Financial Highlights
Fidelity® Series Sustainable Emerging Markets Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.63	$9.62	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13	.28	.16
Net realized and unrealized gain (loss)	(.14)	1.95	(.54)
Total from investment operations	(.01)	2.23	(.38)
Distributions from net investment income	(.24)	(.22)	-
Total distributions	(.24)	(.22)	-
Net asset value, end of period	$11.38	$11.63	$9.62
Total Return D,E	(.04) %	23.47%	(3.80)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.12% H	.32%	.31% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01% H
Expenses net of all reductions, if any	-% H,I	-% I	.01% H
Net investment income (loss)	2.26% H	2.56%	3.40% H
Supplemental Data
Net assets, end of period (000 omitted)	$10,156	$9,758	$4,341
Portfolio turnover rate J	76 % H	47%	36% K

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.4%
	Shares	Value ($)
AUSTRALIA - 1.5%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
REA Group Ltd	76	12,075
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Aristocrat Leisure Ltd	133	5,680
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd	4,253	55,438
Financials - 0.6%
Banks - 0.0%
Commonwealth Bank of Australia	60	6,395
Capital Markets - 0.3%
ASX Ltd	309	13,992
Macquarie Group Ltd	415	51,285
		65,277
Insurance - 0.3%
QBE Insurance Group Ltd	1,405	19,417
Suncorp Group Ltd	2,988	38,856
		58,273
TOTAL FINANCIALS		129,945

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	88	15,411
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
Brambles Ltd	2,436	32,013
Transportation Infrastructure - 0.3%
Transurban Group unit	6,454	58,160
TOTAL INDUSTRIALS		90,173

TOTAL AUSTRALIA		308,722
AUSTRIA - 0.2%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	85	5,725
Materials - 0.2%
Paper & Forest Products - 0.2%
Mondi PLC	1,603	24,204
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	72	5,522
TOTAL AUSTRIA		35,451
BELGIUM - 1.3%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV	128	8,436
Financials - 0.9%
Banks - 0.9%
KBC Ancora	426	27,797
KBC Group NV	1,713	157,304
		185,101
Health Care - 0.3%
Health Care Providers & Services - 0.1%
Fagron	476	11,054
Pharmaceuticals - 0.2%
UCB SA	233	42,537
TOTAL HEALTH CARE		53,591

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	1,419	21,926
TOTAL BELGIUM		269,054
BRAZIL - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Wheaton Precious Metals Corp	1,433	119,652
CANADA - 11.5%
Consumer Discretionary - 0.6%
Broadline Retail - 0.4%
Dollarama Inc	608	75,019
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	370	23,841
Specialty Retail - 0.1%
Pet Valu Holdings Ltd	639	13,261
TOTAL CONSUMER DISCRETIONARY		112,121

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	2,355	122,926
Metro Inc/CN	546	42,077
North West Co Inc/The	462	18,532
		183,535
Energy - 1.4%
Energy Equipment & Services - 0.1%
Pason Systems Inc	2,622	20,883
Oil, Gas & Consumable Fuels - 1.3%
Cameco Corp	1,108	50,015
Canadian Natural Resources Ltd	1,428	40,978
Enbridge Inc	982	45,923
PrairieSky Royalty Ltd	1,766	29,732
South Bow Corp	1,675	41,371
Suncor Energy Inc	1,391	49,128
		257,147
TOTAL ENERGY		278,030

Financials - 4.6%
Banks - 2.1%
Bank of Montreal	1,429	136,919
Canadian Imperial Bank of Commerce	870	54,872
Royal Bank of Canada	979	117,507
Toronto Dominion Bank	1,949	124,538
		433,836
Capital Markets - 1.2%
Brookfield Asset Management Ltd Class A	732	39,058
Brookfield Corp Class A	2,024	108,732
TMX Group Ltd	2,194	88,915
		236,705
Insurance - 1.3%
Definity Financial Corp	1,028	51,310
Intact Financial Corp	257	57,077
Sun Life Financial Inc	2,498	148,854
		257,241
TOTAL FINANCIALS		927,782

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Andlauer Healthcare Group Inc Subordinate Voting Shares	750	29,106
Industrials - 1.9%
Aerospace & Defense - 0.2%
CAE Inc (a)	2,007	50,211
Ground Transportation - 1.2%
Canadian National Railway Co	796	77,088
Canadian Pacific Kansas City Ltd	2,114	153,544
		230,632
Professional Services - 0.4%
Thomson Reuters Corp	433	80,573
Trading Companies & Distributors - 0.1%
Richelieu Hardware Ltd	766	18,119
TOTAL INDUSTRIALS		379,535

Information Technology - 1.0%
IT Services - 0.5%
Shopify Inc Class A (a)	1,114	105,954
Software - 0.5%
Computer Modelling Group Ltd	781	4,503
Constellation Software Inc/Canada	26	93,702
		98,205
TOTAL INFORMATION TECHNOLOGY		204,159

Materials - 1.0%
Chemicals - 0.4%
Nutrien Ltd	1,282	73,185
Containers & Packaging - 0.0%
CCL Industries Inc Class B	197	10,294
Metals & Mining - 0.6%
Franco-Nevada Corp	642	110,328
Osisko Gold Royalties Ltd	332	7,957
Triple Flag Precious Metals Corp	391	8,114
		126,399
TOTAL MATERIALS		209,878

TOTAL CANADA		2,324,146
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	1,773	14,507
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	300	18,375
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	403	18,895
Hotels, Restaurants & Leisure - 0.0%
Trip.com Group Ltd ADR	83	4,896
TOTAL CONSUMER DISCRETIONARY		23,791

Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	6,500	26,987
TOTAL CHINA		69,153
DENMARK - 1.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	149	21,985
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	211	28,750
Health Care - 0.9%
Biotechnology - 0.0%
Genmab A/S (a)	29	6,149
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	2,590	173,172
TOTAL HEALTH CARE		179,321

Industrials - 0.1%
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	905	12,065
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	627	40,547
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (a)(b)(c)	407	16,195
TOTAL DENMARK		298,863
FINLAND - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	275	14,648
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Kesko Oyj B Shares	543	12,425
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Neste Oyj	1,973	20,467
Financials - 0.4%
Insurance - 0.4%
Sampo Oyj A Shares	8,415	84,307
Industrials - 0.2%
Machinery - 0.2%
Kone Oyj B Shares	253	15,620
Metso Oyj	1,665	18,028
Wartsila OYJ Abp	866	15,952
		49,600
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	3,806	19,027
Materials - 0.2%
Containers & Packaging - 0.0%
Huhtamaki Oyj	144	5,289
Paper & Forest Products - 0.2%
Stora Enso Oyj R Shares	1,802	16,738
UPM-Kymmene Oyj	575	15,229
		31,967
TOTAL MATERIALS		37,256

TOTAL FINLAND		237,730
FRANCE - 8.5%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	2	5,417
Kering SA	14	2,848
LVMH Moet Hennessy Louis Vuitton SE	389	215,479
		223,744
Consumer Staples - 0.9%
Food Products - 0.8%
Danone SA	1,834	157,809
Personal Care Products - 0.1%
L'Oreal SA (a)	55	24,303
TOTAL CONSUMER STAPLES		182,112

Energy - 0.9%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	308	5,689
Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	2,956	168,360
TOTAL ENERGY		174,049

Financials - 1.5%
Banks - 0.5%
BNP Paribas SA	769	65,157
Credit Agricole SA	602	11,291
Societe Generale SA Series A	445	23,202
		99,650
Financial Services - 0.1%
Eurazeo SE	345	25,091
Insurance - 0.9%
AXA SA	4,000	189,184
TOTAL FINANCIALS		313,925

Health Care - 0.9%
Health Care Equipment & Supplies - 0.9%
EssilorLuxottica SA	644	184,359
Industrials - 1.9%
Aerospace & Defense - 1.1%
Airbus SE	745	126,420
Thales SA	375	105,046
		231,466
Electrical Equipment - 0.5%
Legrand SA	834	91,656
Ground Transportation - 0.0%
Stef SA	73	10,503
Machinery - 0.1%
Alstom SA (a)	637	15,383
Trading Companies & Distributors - 0.2%
Rexel SA	1,141	31,526
Thermador Groupe	116	8,686
		40,212
TOTAL INDUSTRIALS		389,220

Information Technology - 0.7%
IT Services - 0.1%
Alten SA	254	21,279
Capgemini SE	29	4,629
		25,908
Software - 0.6%
Dassault Systemes SE	2,936	110,030
TOTAL INFORMATION TECHNOLOGY		135,938

Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	489	100,479
Real Estate - 0.1%
Diversified REITs - 0.1%
Covivio SA/France	228	12,734
Industrial REITs - 0.0%
ARGAN SA	33	2,276
TOTAL REAL ESTATE		15,010

TOTAL FRANCE		1,718,836
GERMANY - 8.7%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Scout24 SE (b)(c)	66	7,828
Consumer Discretionary - 0.1%
Specialty Retail - 0.0%
Auto1 Group SE (a)(b)(c)	373	8,899
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	39	8,911
Puma SE	262	6,765
		15,676
TOTAL CONSUMER DISCRETIONARY		24,575

Consumer Staples - 0.4%
Household Products - 0.4%
Henkel AG & Co KGaA	1,015	71,405
Financials - 3.0%
Capital Markets - 1.4%
Deutsche Boerse AG	880	283,443
Insurance - 1.6%
Allianz SE	285	117,869
Hannover Rueck SE	211	67,502
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	206	141,030
		326,401
TOTAL FINANCIALS		609,844

Health Care - 0.2%
Pharmaceuticals - 0.2%
Merck KGaA	244	33,695
Industrials - 1.7%
Aerospace & Defense - 1.0%
Rheinmetall AG	118	200,961
Industrial Conglomerates - 0.5%
Siemens AG	445	102,466
Machinery - 0.2%
Gea Group Ag	486	31,547
TOTAL INDUSTRIALS		334,974

Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	911	30,175
Software - 3.1%
SAP SE	2,090	611,511
TOTAL INFORMATION TECHNOLOGY		641,686

Materials - 0.1%
Chemicals - 0.0%
BASF SE (a)	3	153
Covestro AG	123	8,277
Symrise AG	34	3,921
		12,351
Construction Materials - 0.1%
Heidelberg Materials AG	73	14,410
TOTAL MATERIALS		26,761

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Instone Real Estate Group SE (b)(c)	719	6,614
TOTAL GERMANY		1,757,382
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.1%
Hong Kong Exchanges & Clearing Ltd	303	13,238
Insurance - 0.1%
Prudential PLC	1,268	13,483
Prudential PLC rights (a)(d)	1,268	213
		13,696
TOTAL FINANCIALS		26,934

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sino Land Co Ltd	6,000	6,173
TOTAL HONG KONG		33,107
INDIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd GDR (c)	372	24,292
INDONESIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank Central Asia Tbk PT	31,389	16,689
IRELAND - 0.5%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Cairn Homes PLC	3,126	6,866
Industrials - 0.5%
Building Products - 0.4%
Kingspan Group PLC	773	65,064
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	184	19,504
TOTAL INDUSTRIALS		84,568

TOTAL IRELAND		91,434
ISRAEL - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC	456	5,360
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	79	30,332
Information Technology - 0.3%
Communications Equipment - 0.1%
Ituran Location and Control Ltd	366	13,154
IT Services - 0.1%
Wix.com Ltd (a)	68	11,532
Software - 0.1%
Check Point Software Technologies Ltd (a)	50	10,978
Nice Ltd (a)	78	12,185
		23,163
TOTAL INFORMATION TECHNOLOGY		47,849

TOTAL ISRAEL		83,541
ITALY - 2.9%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Moncler SpA	275	16,835
Prada Spa (a)	3,671	22,957
		39,792
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	2,980	42,678
Financials - 2.2%
Banks - 1.8%
BPER Banca SPA	1,171	9,469
FinecoBank Banca Fineco SpA	1,806	35,937
Intesa Sanpaolo SpA	1,614	8,616
Mediobanca Banca di Credito Finanziario SpA	4,625	94,231
UniCredit SpA	3,624	210,848
		359,101
Insurance - 0.4%
Generali	2,154	78,427
TOTAL FINANCIALS		437,528

Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	443	26,021
Industrials - 0.2%
Electrical Equipment - 0.0%
Prysmian SpA	288	15,820
Machinery - 0.2%
Interpump Group SpA	997	33,974
TOTAL INDUSTRIALS		49,794

TOTAL ITALY		595,813
JAPAN - 14.6%
Communication Services - 1.5%
Entertainment - 1.1%
Capcom Co Ltd	796	23,043
Konami Group Corp	100	14,281
Nintendo Co Ltd	2,300	190,946
		228,270
Interactive Media & Services - 0.1%
LY Corp	3,200	12,102
Wireless Telecommunication Services - 0.3%
KDDI Corp	2,792	49,485
SoftBank Group Corp	399	20,177
		69,662
TOTAL COMMUNICATION SERVICES		310,034

Consumer Discretionary - 1.2%
Automobiles - 0.3%
Isuzu Motors Ltd	1,200	16,138
Yamaha Motor Co Ltd	5,324	41,813
		57,951
Broadline Retail - 0.0%
Rakuten Group Inc (a)	1,000	5,896
Hotels, Restaurants & Leisure - 0.0%
Oriental Land Co Ltd/Japan	278	5,888
Household Durables - 0.7%
Sekisui House Ltd	1,100	25,289
Sony Group Corp	3,605	95,110
Sumitomo Forestry Co Ltd	500	14,366
		134,765
Specialty Retail - 0.2%
USS Co Ltd	1,728	17,270
ZOZO Inc	1,600	16,249
		33,519
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	400	8,598
TOTAL CONSUMER DISCRETIONARY		246,617

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
YAKUODO Holdings Co Ltd	200	2,833
Food Products - 0.4%
Ajinomoto Co Inc	4,022	82,266
TOTAL CONSUMER STAPLES		85,099

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	2,899	13,957
San-Ai Obbli Co Ltd	700	8,210
		22,167
Financials - 2.9%
Banks - 1.5%
Concordia Financial Group Ltd	3,000	19,404
Mitsubishi UFJ Financial Group Inc	8,500	107,093
Mizuho Financial Group Inc	800	20,002
Sumitomo Mitsui Financial Group Inc	6,100	145,529
		292,028
Capital Markets - 0.2%
Daiwa Securities Group Inc	3,597	23,654
Nomura Holdings Inc	1,497	8,343
		31,997
Financial Services - 0.1%
ORIX Corp	1,492	29,930
Insurance - 1.1%
Sompo Holdings Inc	895	29,330
Tokio Marine Holdings Inc	4,713	188,908
		218,238
TOTAL FINANCIALS		572,193

Health Care - 1.0%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	1,363	160,380
Sysmex Corp	603	11,182
		171,562
Health Care Technology - 0.0%
Software Service Inc	100	8,819
Pharmaceuticals - 0.1%
Chugai Pharmaceutical Co Ltd	200	11,522
Daiichi Sankyo Co Ltd	606	15,502
Eisai Co Ltd	101	2,919
		29,943
TOTAL HEALTH CARE		210,324

Industrials - 4.2%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	1,191	12,532
Commercial Services & Supplies - 0.1%
CTS Co Ltd	600	3,361
Pronexus Inc	1,300	11,075
		14,436
Electrical Equipment - 0.1%
Mitsubishi Electric Corp	600	11,606
Ground Transportation - 0.3%
Hankyu Hanshin Holdings Inc	1,447	41,170
Tokyu Corp	1,300	15,766
		56,936
Industrial Conglomerates - 1.1%
Hitachi Ltd	9,250	228,619
Machinery - 1.0%
Ebara Corp	900	13,520
FANUC Corp	1,132	28,730
IHI Corp	100	7,833
Komatsu Ltd	1,300	37,595
Mitsubishi Heavy Industries Ltd	6,340	124,980
		212,658
Professional Services - 0.8%
BayCurrent Inc	196	10,561
Recruit Holdings Co Ltd	2,606	144,412
		154,973
Trading Companies & Distributors - 0.7%
ITOCHU Corp	2,081	106,429
Marubeni Corp	1,739	30,830
		137,259
TOTAL INDUSTRIALS		829,019

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.9%
Azbil Corp	7,900	68,071
Ibiden Co Ltd	557	15,396
Keyence Corp	200	83,618
Yokogawa Electric Corp	976	21,121
		188,206
IT Services - 0.7%
Fujitsu Ltd	3,290	73,089
NEC Corp	485	11,806
Nomura Research Institute Ltd	439	16,624
Softcreate Holdings Corp	200	2,736
TIS Inc	1,021	29,499
		133,754
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	2,535	29,749
Tokyo Electron Ltd	588	87,552
		117,301
Software - 0.0%
Broadleaf Co Ltd	1,800	8,712
Miroku Jyoho Service Co Ltd	500	6,466
		15,178
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	3,392	69,476
Ricoh Co Ltd	1,600	16,829
Seiko Epson Corp	700	9,711
		96,016
TOTAL INFORMATION TECHNOLOGY		550,455

Materials - 0.6%
Chemicals - 0.4%
Mitsubishi Chemical Group Corp	400	1,944
Nitto Denko Corp	500	8,788
Shin-Etsu Chemical Co Ltd	1,823	55,477
Toray Industries Inc	1,769	11,298
		77,507
Metals & Mining - 0.2%
JFE Holdings Inc	1,178	13,719
Sumitomo Metal Mining Co Ltd	1,100	24,406
		38,125
TOTAL MATERIALS		115,632

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	300	9,967
TOTAL JAPAN		2,951,507
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Sands China Ltd (a)	5,200	9,373
NETHERLANDS - 3.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Koninklijke KPN NV	11,344	52,771
Financials - 0.1%
Banks - 0.1%
ING Groep NV	1,099	21,342
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE (a)	10	6,465
Industrials - 1.1%
Construction & Engineering - 0.0%
Koninklijke Heijmans N.V depository receipt	197	10,056
Electrical Equipment - 0.0%
TKH Group NV depository receipt	70	2,752
Professional Services - 0.8%
Wolters Kluwer NV	909	160,076
Trading Companies & Distributors - 0.3%
IMCD NV	424	56,126
TOTAL INDUSTRIALS		229,010

Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
ASM International NV	14	6,745
ASML Holding NV	550	362,937
BE Semiconductor Industries NV	287	30,640
		400,322
Software - 0.0%
Topicus.com Inc (a)	124	14,839
TOTAL INFORMATION TECHNOLOGY		415,161

Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	219	13,784
TOTAL NETHERLANDS		738,533
NEW ZEALAND - 0.1%
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (a)	53	5,581
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	4,063	13,226
TOTAL NEW ZEALAND		18,807
NORWAY - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	296	5,409
Orkla ASA	1,709	18,990
		24,399
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA	2,156	48,802
Financials - 0.1%
Banks - 0.0%
DNB Bank ASA	376	9,354
Insurance - 0.1%
Gjensidige Forsikring ASA	746	17,396
TOTAL FINANCIALS		26,750

Industrials - 0.2%
Aerospace & Defense - 0.2%
Kongsberg Gruppen ASA	255	40,885
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	2,027	10,752
TOTAL NORWAY		151,588
PORTUGAL - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	2,196	34,024
SINGAPORE - 1.0%
Financials - 0.4%
Banks - 0.3%
United Overseas Bank Ltd	2,227	59,147
Capital Markets - 0.1%
Singapore Exchange Ltd	1,600	17,601
TOTAL FINANCIALS		76,748

Industrials - 0.4%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	1,900	10,789
Industrial Conglomerates - 0.3%
Keppel Ltd	12,196	61,318
TOTAL INDUSTRIALS		72,107

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
STMicroelectronics NV	718	16,120
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CapitaLand Investment Ltd/Singapore	15,833	33,370
TOTAL SINGAPORE		198,345
SPAIN - 2.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Amadeus IT Group SA Class A	769	60,267
Household Durables - 0.0%
Neinor Homes SA (b)(c)	137	2,378
Specialty Retail - 0.1%
Industria de Diseno Textil SA	216	11,559
TOTAL CONSUMER DISCRETIONARY		74,204

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	1,503	18,372
Financials - 1.6%
Banks - 1.6%
Banco de Sabadell SA	1,481	4,302
Banco Santander SA	32,914	230,506
Bankinter SA	2,429	28,177
CaixaBank SA	6,998	53,634
		316,619
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	316	19,725
Machinery - 0.0%
Fluidra SA	357	8,218
TOTAL INDUSTRIALS		27,943

Utilities - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	1,725	31,095
Redeia Corp SA	901	18,883
		49,978
TOTAL SPAIN		487,116
SWEDEN - 3.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Telia Co AB	5,943	22,227
Interactive Media & Services - 0.0%
Hemnet Group AB (a)	242	8,287
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	1,611	23,710
TOTAL COMMUNICATION SERVICES		54,224

Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Autoliv Inc	269	25,079
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (a)(b)(c)	161	11,153
TOTAL CONSUMER DISCRETIONARY		36,232

Consumer Staples - 0.0%
Household Products - 0.0%
Essity AB B Shares	213	6,135
Financials - 0.3%
Banks - 0.0%
Svenska Handelsbanken AB A Shares	349	4,568
Capital Markets - 0.1%
EQT AB	539	15,492
Financial Services - 0.2%
Investor AB B Shares	1,358	40,085
TOTAL FINANCIALS		60,145

Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	216	4,090
Industrials - 2.2%
Aerospace & Defense - 0.1%
INVISIO AB	435	17,417
Building Products - 0.2%
Assa Abloy AB B Shares	1,640	49,781
Machinery - 1.6%
Atlas Copco AB A Shares	13,796	213,888
Epiroc AB A Shares	3,579	77,316
Indutrade AB	1,377	37,154
		328,358
Trading Companies & Distributors - 0.3%
AddTech AB B Shares	1,460	49,032
Bergman & Beving AB B Shares	290	8,776
		57,808
TOTAL INDUSTRIALS		453,364

Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Lagercrantz Group AB B Shares	2,872	65,133
Materials - 0.5%
Metals & Mining - 0.3%
Boliden AB (a)	1,897	58,114
Paper & Forest Products - 0.2%
Svenska Cellulosa AB SCA B Shares	2,640	34,224
TOTAL MATERIALS		92,338

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
John Mattson Fastighetsforetagen AB (a)	377	2,387
TOTAL SWEDEN		774,048
SWITZERLAND - 3.7%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Cie Financiere Richemont SA Series A	6	1,060
Financials - 1.5%
Banks - 0.0%
Banque Cantonale Vaudoise (a)	76	9,337
Capital Markets - 0.2%
Partners Group Holding AG	33	43,002
Insurance - 1.3%
Swiss Life Holding AG	36	35,854
Zurich Insurance Group AG	281	199,305
		235,159
TOTAL FINANCIALS		287,498

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	63	19,342
Life Sciences Tools & Services - 0.2%
Lonza Group AG	45	32,333
Tecan Group AG	50	9,669
		42,002
TOTAL HEALTH CARE		61,344

Industrials - 1.0%
Building Products - 0.0%
Geberit AG	10	6,909
Electrical Equipment - 0.5%
ABB Ltd	1,871	98,809
Machinery - 0.3%
Schindler Holding AG	35	12,383
Schindler Holding AG	31	11,298
VAT Group AG (b)(c)	77	27,456
		51,137
Marine Transportation - 0.2%
Kuehne + Nagel International AG	179	40,957
Professional Services - 0.0%
SGS SA	43	4,205
TOTAL INDUSTRIALS		202,017

Information Technology - 0.2%
Software - 0.1%
Temenos AG	251	17,942
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	314	23,603
TOTAL INFORMATION TECHNOLOGY		41,545

Materials - 0.4%
Chemicals - 0.2%
Givaudan SA	7	33,773
Sika AG	51	12,745
		46,518
Containers & Packaging - 0.2%
SIG Group AG	1,638	31,575
TOTAL MATERIALS		78,093

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Swiss Prime Site AG	489	68,905
TOTAL SWITZERLAND		740,462
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Taiwan Semiconductor Manufacturing Co Ltd	4,823	136,385
UNITED KINGDOM - 15.4%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc (a)	831	7,487
Interactive Media & Services - 0.3%
Auto Trader Group PLC (b)(c)	2,314	25,998
Rightmove PLC	2,591	25,476
		51,474
Media - 0.3%
Informa PLC	6,086	59,030
TOTAL COMMUNICATION SERVICES		117,991

Consumer Discretionary - 2.9%
Broadline Retail - 0.0%
B&M European Value Retail SA	837	3,752
Diversified Consumer Services - 0.1%
Pearson PLC	1,423	22,812
Hotels, Restaurants & Leisure - 2.3%
Compass Group PLC	6,847	230,846
Flutter Entertainment PLC (United Kingdom) (a)	189	45,238
InterContinental Hotels Group PLC	610	65,093
InterContinental Hotels Group PLC ADR	1,000	107,890
On the Beach Group PLC (b)(c)	1,107	3,910
		452,977
Household Durables - 0.3%
Barratt Redrow PLC	8,791	54,572
Leisure Products - 0.1%
Games Workshop Group PLC	74	15,197
Specialty Retail - 0.1%
JD Sports Fashion PLC	5,218	5,464
Kingfisher PLC	5,959	22,904
		28,368
TOTAL CONSUMER DISCRETIONARY		577,678

Consumer Staples - 0.9%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	296	26,859
Diageo PLC	1,212	34,033
		60,892
Consumer Staples Distribution & Retail - 0.5%
J Sainsbury PLC	6,893	24,509
Marks & Spencer Group PLC	1,589	8,257
Tesco PLC	10,405	51,495
		84,261
Food Products - 0.0%
Premier Foods PLC	2,658	7,056
Personal Care Products - 0.1%
Unilever PLC	355	22,603
TOTAL CONSUMER STAPLES		174,812

Financials - 5.0%
Banks - 1.8%
Barclays PLC	5,993	23,874
HSBC Holdings PLC	8,728	97,295
Lloyds Banking Group PLC	90,808	89,217
NatWest Group PLC	13,561	87,228
Standard Chartered PLC	4,762	68,588
		366,202
Capital Markets - 2.6%
3i Group PLC	3,493	198,022
London Stock Exchange Group PLC	1,805	281,060
Petershill Partners PLC (b)(c)	2,289	6,604
Schroders PLC	3,910	17,112
St James's Place PLC	507	6,346
		509,144
Insurance - 0.6%
Admiral Group PLC	336	14,589
Aviva PLC	5,139	38,353
Beazley PLC	2,656	31,308
Legal & General Group PLC	8,046	25,145
Phoenix Group Holdings PLC	2,245	17,877
		127,272
TOTAL FINANCIALS		1,002,618

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
ConvaTec Group PLC (b)(c)	4,511	15,618
Pharmaceuticals - 0.3%
Astrazeneca PLC	426	61,032
TOTAL HEALTH CARE		76,650

Industrials - 4.7%
Aerospace & Defense - 2.0%
Avon Technologies PLC	929	16,838
BAE Systems PLC	16,026	371,525
Melrose Industries PLC	3,702	21,392
		409,755
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	1,595	7,307
Industrial Conglomerates - 0.3%
DCC PLC	637	41,479
Smiths Group PLC	455	11,303
		52,782
Machinery - 0.2%
Bodycote PLC	2,223	14,102
IMI PLC	412	9,707
Rotork PLC	2,947	11,940
		35,749
Marine Transportation - 0.0%
Clarkson PLC	144	6,304
Professional Services - 1.8%
Intertek Group PLC	682	41,664
RELX PLC	5,925	323,358
		365,022
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	84	4,467
Bunzl PLC	377	11,847
Diploma PLC	862	45,515
Howden Joinery Group PLC	1,847	18,929
RS GROUP PLC	565	3,881
		84,639
TOTAL INDUSTRIALS		961,558

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Halma PLC	1,127	41,394
Spectris PLC	1,702	45,365
		86,759
Software - 0.3%
Sage Group PLC/The	3,969	65,457
TOTAL INFORMATION TECHNOLOGY		152,216

Materials - 0.1%
Chemicals - 0.1%
Croda International PLC	248	9,790
Synthomer PLC (a)	22	24
		9,814
Metals & Mining - 0.0%
Hill & Smith PLC	380	9,065
TOTAL MATERIALS		18,879

Real Estate - 0.0%
Industrial REITs - 0.0%
Segro PLC	1,701	15,429
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC	426	9,605
Multi-Utilities - 0.0%
National Grid PLC	137	1,977
TOTAL UTILITIES		11,582

TOTAL UNITED KINGDOM		3,109,413
UNITED STATES - 10.7%
Communication Services - 0.2%
Entertainment - 0.2%
Spotify Technology SA (a)	75	46,049
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	183	6,198
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
BP PLC	2,248	10,380
Shell PLC	413	13,328
Shell PLC ADR	646	41,654
		65,362
Financials - 3.3%
Capital Markets - 1.4%
Moody's Corp	230	104,218
Morningstar Inc	24	6,833
S&P Global Inc	341	170,518
		281,569
Financial Services - 1.0%
Mastercard Inc Class A	108	59,190
Visa Inc Class A	390	134,745
		193,935
Insurance - 0.9%
Marsh & McLennan Cos Inc	629	141,821
Swiss Re AG	233	41,710
		183,531
TOTAL FINANCIALS		659,035

Health Care - 1.1%
Biotechnology - 0.0%
CSL Ltd	48	7,704
Health Care Equipment & Supplies - 0.4%
Alcon AG	906	87,444
Life Sciences Tools & Services - 0.1%
QIAGEN NV	271	11,591
Pharmaceuticals - 0.6%
GSK PLC	595	11,771
Novartis AG	337	38,437
Roche Holding AG	154	50,356
Roche Holding AG	45	15,681
		116,245
TOTAL HEALTH CARE		222,984

Industrials - 2.5%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	324	16,167
Electrical Equipment - 1.3%
GE Vernova Inc	298	110,504
Schneider Electric SE	635	148,366
		258,870
Professional Services - 0.9%
Experian PLC	3,600	179,104
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc (United Kingdom)	323	54,281
TOTAL INDUSTRIALS		508,422

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (a)	55	19,368
Materials - 3.2%
Chemicals - 1.5%
Linde PLC	570	258,341
Sherwin-Williams Co/The	135	47,644
		305,985
Construction Materials - 1.7%
CRH PLC	3,553	339,028
TOTAL MATERIALS		645,013

TOTAL UNITED STATES		2,172,431
TOTAL COMMON STOCKS (Cost $17,015,982)		19,520,404

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $934,152)	4.33	933,965	934,152

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $17,950,134)	20,454,556
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(201,093)
NET ASSETS - 100.0%	20,253,463

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	3	Jun 2025	374,205	16,888	16,888

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $132,653 or 0.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $156,945 or 0.8% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	690,934	4,752,484	4,509,266	13,615	-	-	934,152	933,965	0.0%
Total	690,934	4,752,484	4,509,266	13,615	-	-	934,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	633,995	237,785	396,210	-
Consumer Discretionary	1,409,916	591,400	818,516	-
Consumer Staples	777,108	359,156	417,952	-
Energy	789,041	363,235	425,806	-
Financials	5,787,715	2,706,339	3,081,376	-
Health Care	1,103,361	510,208	593,153	-
Industrials	4,766,512	1,983,437	2,783,075	-
Information Technology	2,450,623	1,113,710	1,336,913	-
Materials	1,547,775	1,262,336	285,439	-
Real Estate	147,888	114,518	33,370	-
Utilities	106,470	24,405	82,065	-

Money Market Funds	934,152	934,152	-	-
Total Investments in Securities:	20,454,556	10,200,681	10,253,875	-
Derivative Instruments:

Assets
Futures Contracts	16,888	16,888	-	-
Total Assets	16,888	16,888	-	-
Total Derivative Instruments:	16,888	16,888	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	16,888	0
Total Equity Risk	16,888	0
Total Value of Derivatives	16,888	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $17,015,982)	$19,520,404
Fidelity Central Funds (cost $934,152)	934,152

Total Investment in Securities (cost $17,950,134)		$20,454,556
Segregated cash with brokers for derivative instruments		35,144
Cash		682
Foreign currency held at value (cost $2,659)		2,659
Dividends receivable		73,162
Reclaims receivable		10,471
Interest receivable		2
Distributions receivable from Fidelity Central Funds		2,899
Receivable from investment adviser for expense reductions		275
Total assets		20,579,850
Liabilities
Payable for investments purchased on a delayed delivery basis	$213
Payable for fund shares redeemed	322,996
Payable for daily variation margin on futures contracts	1,257
Other payables and accrued expenses	1,921
Total liabilities		326,387
Net Assets		$20,253,463
Net Assets consist of:
Paid in capital		$17,717,248
Total accumulated earnings (loss)		2,536,215
Net Assets		$20,253,463
Net Asset Value, offering price and redemption price per share ($20,253,463 ÷ 1,638,251 shares)		$12.36
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$217,602
Interest		365
Income from Fidelity Central Funds		13,615
Income before foreign taxes withheld		$231,582
Less foreign taxes withheld		(24,166)
Total income		207,416
Expenses
Custodian fees and expenses	$6,050
Independent trustees' fees and expenses	35
Total expenses before reductions	6,085
Expense reductions	(5,367)
Total expenses after reductions		718
Net Investment income (loss)		206,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(86,880)
Foreign currency transactions	(2,491)
Futures contracts	22,536
Total net realized gain (loss)		(66,835)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,457,620
Assets and liabilities in foreign currencies	3,041
Futures contracts	16,442
Total change in net unrealized appreciation (depreciation)		1,477,103
Net gain (loss)		1,410,268
Net increase (decrease) in net assets resulting from operations		$1,616,966
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$206,698	$264,012
Net realized gain (loss)	(66,835)	10,617
Change in net unrealized appreciation (depreciation)	1,477,103	1,573,454
Net increase (decrease) in net assets resulting from operations	1,616,966	1,848,083
Distributions to shareholders	(330,622)	(94,899)

Share transactions
Proceeds from sales of shares	5,280,055	8,041,254
Reinvestment of distributions	330,622	94,899
Cost of shares redeemed	(2,375,132)	(1,002,165)

Net increase (decrease) in net assets resulting from share transactions	3,235,545	7,133,988
Total increase (decrease) in net assets	4,521,889	8,887,172

Net Assets
Beginning of period	15,731,574	6,844,402
End of period	$20,253,463	$15,731,574

Other Information
Shares
Sold	450,668	707,142
Issued in reinvestment of distributions	28,650	9,304
Redeemed	(200,663)	(89,743)
Net increase (decrease)	278,655	626,703

Financial Highlights
Fidelity® Series Sustainable Non-U.S. Developed Markets Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$11.57	$9.34	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.14	.26	.11
Net realized and unrealized gain (loss)	.89	2.10	(.77)
Total from investment operations	1.03	2.36	(.66)
Distributions from net investment income	(.24)	(.13)	-
Total distributions	(.24)	(.13)	-
Net asset value, end of period	$12.36	$11.57	$9.34
Total Return D,E	9.07%	25.41%	(6.60)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.07% H	.17%	.29% H
Expenses net of fee waivers, if any	.01 % H	.01%	.01% H
Expenses net of all reductions, if any	.01% H	.01%	.01% H
Net investment income (loss)	2.37% H	2.32%	2.35% H
Supplemental Data
Net assets, end of period (000 omitted)	$20,253	$15,732	$6,844
Portfolio turnover rate I	39 % H	33%	8% J

AFor the period May 11, 2023 (commencement of operations) through October 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Sustainable Emerging Markets Fund and Fidelity Series Sustainable Non-U.S. Developed Markets Fund (the Funds) are funds of Fidelity Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable and reclaims receivable. Fidelity Series Sustainable Non-U.S. Developed Markets Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, future transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Series Sustainable Emerging Markets Fund	9,167,347	1,514,557	(396,502)	1,118,055
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	18,003,466	3,286,134	(818,156)	2,467,978

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Series Sustainable Emerging Markets Fund	(135,186)	(1,335)	(136,521)
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	(31,807)	-	(31,807)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series Sustainable Emerging Markets Fund	136,143

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Sustainable Emerging Markets Fund	4,621,811	3,645,241
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	6,708,768	3,317,717
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds do not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Funds, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Sustainable Emerging Markets Fund	9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Sustainable Emerging Markets Fund	130,199	352,782	(5,766)
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	142,021	173,846	2,705
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse each Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Series Sustainable Emerging Markets Fund	.013%	5,084
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	.013%	4,916

Through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Series Sustainable Emerging Markets Fund	488
Fidelity Series Sustainable Non-U.S. Developed Markets Fund	451
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9908949.101
SMKC-SANN-0625
Fidelity® SAI Sustainable International Equity Fund

Semi-Annual Report
April 30, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Sustainable International Equity Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 3.6%
Financials - 2.2%
Capital Markets - 1.1%
Macquarie Group Ltd	7,143	882,697
Insurance - 1.1%
QBE Insurance Group Ltd	61,928	855,840
TOTAL FINANCIALS		1,738,537

Industrials - 0.9%
Commercial Services & Supplies - 0.9%
Brambles Ltd	51,518	677,032
Materials - 0.5%
Metals & Mining - 0.5%
IperionX Ltd (a)	176,991	405,988
TOTAL AUSTRALIA		2,821,557
AUSTRIA - 1.0%
Materials - 1.0%
Construction Materials - 1.0%
Wienerberger AG	21,615	756,145
BELGIUM - 2.2%
Financials - 0.7%
Banks - 0.7%
KBC Group NV	5,984	549,504
Health Care - 1.5%
Pharmaceuticals - 1.5%
UCB SA	6,434	1,174,583
TOTAL BELGIUM		1,724,087
CANADA - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Cameco Corp	14,091	636,068
DENMARK - 2.5%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	14,286	340,834
Health Care - 2.1%
Pharmaceuticals - 2.1%
Novo Nordisk A/S Series B	24,496	1,637,841
TOTAL DENMARK		1,978,675
FINLAND - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	21,122	352,819
FRANCE - 12.3%
Consumer Discretionary - 1.8%
Textiles, Apparel & Luxury Goods - 1.8%
Hermes International SCA	517	1,400,369
Consumer Staples - 3.1%
Food Products - 2.2%
Danone SA	20,217	1,739,600
Personal Care Products - 0.9%
L'Oreal SA (a)	1,516	669,868
TOTAL CONSUMER STAPLES		2,409,468

Financials - 5.4%
Banks - 1.2%
BNP Paribas SA	11,191	948,208
Capital Markets - 1.1%
Amundi SA (b)(c)	11,156	876,450
Insurance - 3.1%
AXA SA	50,138	2,371,322
TOTAL FINANCIALS		4,195,980

Health Care - 1.1%
Health Care Equipment & Supplies - 1.1%
EssilorLuxottica SA	2,934	839,920
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	3,477	714,448
TOTAL FRANCE		9,560,185
GERMANY - 8.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	2,455	560,957
Financials - 1.6%
Insurance - 1.6%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	1,800	1,232,297
Health Care - 1.4%
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	1,356	91,247
Pharmaceuticals - 1.3%
Merck KGaA	7,226	997,870
TOTAL HEALTH CARE		1,089,117

Industrials - 1.7%
Air Freight & Logistics - 0.7%
Deutsche Post AG	13,634	582,554
Industrial Conglomerates - 1.0%
Siemens AG	3,329	766,540
TOTAL INDUSTRIALS		1,349,094

Information Technology - 2.8%
Software - 2.8%
SAP SE	7,366	2,155,208
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Instone Real Estate Group SE (b)(c)	50,855	467,802
TOTAL GERMANY		6,854,475
HONG KONG - 1.7%
Financials - 1.7%
Insurance - 1.7%
AIA Group Ltd	171,782	1,287,148
INDIA - 0.5%
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd ADR	5,613	408,009
IRELAND - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Dalata Hotel Group PLC	26,087	149,536
Consumer Staples - 0.5%
Food Products - 0.5%
Kerry Group PLC Class A	3,529	372,797
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	9,051	761,830
TOTAL IRELAND		1,284,163
ITALY - 4.3%
Financials - 3.9%
Banks - 3.9%
Intesa Sanpaolo SpA	158,198	844,507
UniCredit SpA	38,178	2,221,229
		3,065,736
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	5,499	302,072
TOTAL ITALY		3,367,808
JAPAN - 19.8%
Consumer Discretionary - 4.9%
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	12	370
Household Durables - 3.8%
Sony Group Corp	109,932	2,900,314
Specialty Retail - 1.1%
Fast Retailing Co Ltd	2,501	822,691
TOTAL CONSUMER DISCRETIONARY		3,723,375

Financials - 4.6%
Banks - 2.3%
Mizuho Financial Group Inc	14,096	352,437
Sumitomo Mitsui Financial Group Inc	61,424	1,465,406
		1,817,843
Financial Services - 1.5%
ORIX Corp	58,940	1,182,338
Insurance - 0.8%
Tokio Marine Holdings Inc	14,890	596,826
TOTAL FINANCIALS		3,597,007

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	8,826	1,038,522
Industrials - 7.6%
Industrial Conglomerates - 4.2%
Hitachi Ltd	128,697	3,180,813
Trading Companies & Distributors - 3.4%
ITOCHU Corp	52,399	2,679,839
TOTAL INDUSTRIALS		5,860,652

Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	9,220	385,727
Tokyo Electron Ltd	4,565	679,722
		1,065,449
TOTAL JAPAN		15,285,005
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	4,594	572,033
NETHERLANDS - 7.9%
Communication Services - 3.1%
Diversified Telecommunication Services - 2.4%
Koninklijke KPN NV	403,895	1,878,861
Entertainment - 0.7%
Universal Music Group NV	18,941	556,969
TOTAL COMMUNICATION SERVICES		2,435,830

Financials - 1.8%
Banks - 1.8%
ING Groep NV	73,240	1,422,271
Industrials - 1.6%
Professional Services - 1.6%
Wolters Kluwer NV	6,846	1,205,591
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	1,323	873,028
BE Semiconductor Industries NV	2,079	221,953
		1,094,981
TOTAL NETHERLANDS		6,158,673
NEW ZEALAND - 0.9%
Utilities - 0.9%
Electric Utilities - 0.9%
Contact Energy Ltd	128,174	675,219
SPAIN - 1.6%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B (a)	2,597	48,337
Financials - 0.6%
Banks - 0.6%
CaixaBank SA	58,692	449,828
Utilities - 1.0%
Electric Utilities - 1.0%
Iberdrola SA	42,214	760,944
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	1,657	15,496
EDP Renovaveis SA rights 5/5/2025 (a)	1,657	168
		15,664
TOTAL UTILITIES		776,608

TOTAL SPAIN		1,274,773
SWEDEN - 2.6%
Financials - 1.1%
Financial Services - 1.1%
Investor AB B Shares	28,416	838,765
Industrials - 0.5%
Machinery - 0.5%
Indutrade AB	14,555	392,731
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 1.0%
Lagercrantz Group AB B Shares	34,997	793,683
TOTAL SWEDEN		2,025,179
SWITZERLAND - 2.0%
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
Cie Financiere Richemont SA Series A	4,315	762,483
Industrials - 1.0%
Electrical Equipment - 1.0%
ABB Ltd	15,374	811,912
TOTAL SWITZERLAND		1,574,395
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	58,747	1,661,246
UNITED KINGDOM - 11.5%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 1.6%
Compass Group PLC	36,385	1,226,714
Household Durables - 0.2%
Bellway PLC	5,275	188,544
TOTAL CONSUMER DISCRETIONARY		1,415,258

Consumer Staples - 1.8%
Food Products - 0.5%
Cranswick PLC	5,503	379,893
Personal Care Products - 1.3%
Unilever PLC	15,795	1,005,666
TOTAL CONSUMER STAPLES		1,385,559

Financials - 3.0%
Banks - 0.5%
NatWest Group PLC	64,381	414,117
Capital Markets - 2.5%
3i Group PLC	16,284	923,157
London Stock Exchange Group PLC	6,507	1,013,215
		1,936,372
TOTAL FINANCIALS		2,350,489

Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	11,277	1,615,619
Industrials - 1.4%
Professional Services - 1.4%
RELX PLC	19,484	1,063,342
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Grainger PLC	94,222	269,975
Utilities - 1.1%
Multi-Utilities - 1.1%
National Grid PLC	58,839	849,288
TOTAL UNITED KINGDOM		8,949,530
UNITED STATES - 8.0%
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Alcon AG	11,002	1,061,876
Industrials - 3.1%
Electrical Equipment - 2.3%
Schneider Electric SE	7,424	1,734,586
Trading Companies & Distributors - 0.8%
Ferguson Enterprises Inc (United Kingdom)	3,887	653,224
TOTAL INDUSTRIALS		2,387,810

Materials - 3.6%
Chemicals - 0.9%
Linde PLC	1,510	684,377
Construction Materials - 2.7%
CRH PLC (United Kingdom)	22,544	2,113,323
TOTAL MATERIALS		2,797,700

TOTAL UNITED STATES		6,247,386
TOTAL COMMON STOCKS (Cost $67,063,136)		75,454,578

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $2,012,658)	4.33	2,012,256	2,012,658

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $69,075,794)	77,467,236
NET OTHER ASSETS (LIABILITIES) - 0.4%	294,653
NET ASSETS - 100.0%	77,761,889

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,344,252 or 1.7% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,344,252 or 1.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,884,419	17,048,032	17,919,793	50,585	-	-	2,012,658	2,012,256	0.0%
Total	2,884,419	17,048,032	17,919,793	50,585	-	-	2,012,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,435,830	-	2,435,830	-
Consumer Discretionary	8,011,978	2,299,776	5,712,202	-
Consumer Staples	4,216,161	801,027	3,415,134	-
Energy	636,068	636,068	-	-
Financials	21,476,405	3,013,562	18,462,843	-
Health Care	8,457,478	4,165,496	4,291,982	-
Industrials	14,812,066	3,013,376	11,798,690	-
Information Technology	7,342,600	1,888,664	5,453,936	-
Materials	4,674,281	3,553,845	1,120,436	-
Real Estate	737,777	737,777	-	-
Utilities	2,653,934	368,483	2,285,451	-

Money Market Funds	2,012,658	2,012,658	-	-
Total Investments in Securities:	77,467,236	22,490,732	54,976,504	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $67,063,136)	$75,454,578
Fidelity Central Funds (cost $2,012,658)	2,012,658

Total Investment in Securities (cost $69,075,794)		$77,467,236
Foreign currency held at value (cost $66,299)		65,916
Receivable for fund shares sold		168,939
Dividends receivable		256,858
Distributions receivable from Fidelity Central Funds		6,594
Prepaid expenses		13
Receivable from investment adviser for expense reductions		8,240
Total assets		77,973,796
Liabilities
Payable for investments purchased	$50,231
Payable for fund shares redeemed	88,565
Accrued management fee	39,168
Audit fee payable	25,428
Other payables and accrued expenses	8,515
Total liabilities		211,907
Net Assets		$77,761,889
Net Assets consist of:
Paid in capital		$71,561,701
Total accumulated earnings (loss)		6,200,188
Net Assets		$77,761,889
Net Asset Value, offering price and redemption price per share ($77,761,889 ÷ 6,864,858 shares)		$11.33
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends		$782,006
Income from Fidelity Central Funds		50,585
Income before foreign taxes withheld		$832,591
Less foreign taxes withheld		(105,151)
Total income		727,440
Expenses
Management fee	$225,737
Custodian fees and expenses	13,892
Independent trustees' fees and expenses	139
Registration fees	22,316
Audit fees	29,772
Legal	36
Miscellaneous	93
Total expenses before reductions	291,985
Expense reductions	(30,807)
Total expenses after reductions		261,178
Net Investment income (loss)		466,262
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,458,245)
Foreign currency transactions	353
Total net realized gain (loss)		(1,457,892)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,307,573
Assets and liabilities in foreign currencies	12,505
Total change in net unrealized appreciation (depreciation)		4,320,078
Net gain (loss)		2,862,186
Net increase (decrease) in net assets resulting from operations		$3,328,448
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$466,262	$655,049
Net realized gain (loss)	(1,457,892)	(633,543)
Change in net unrealized appreciation (depreciation)	4,320,078	4,414,561
Net increase (decrease) in net assets resulting from operations	3,328,448	4,436,067
Distributions to shareholders	(898,412)	(117,788)

Share transactions
Proceeds from sales of shares	32,999,145	52,460,375
Reinvestment of distributions	748,216	98,381
Cost of shares redeemed	(17,666,980)	(7,330,520)

Net increase (decrease) in net assets resulting from share transactions	16,080,381	45,228,236
Total increase (decrease) in net assets	18,510,417	49,546,515

Net Assets
Beginning of period	59,251,472	9,704,957
End of period	$77,761,889	$59,251,472

Other Information
Shares
Sold	3,039,776	4,968,846
Issued in reinvestment of distributions	68,455	10,323
Redeemed	(1,641,490)	(681,881)
Net increase (decrease)	1,466,741	4,297,288

Financial Highlights
Fidelity® SAI Sustainable International Equity Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$8.82	$8.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.20	.17	.08
Net realized and unrealized gain (loss)	.43	2.03	.65	(2.02)
Total from investment operations	.50	2.23	.82	(1.94)
Distributions from net investment income	(.15)	(.07)	(.06)	-
Total distributions	(.15)	(.07)	(.06)	-
Net asset value, end of period	$11.33	$10.98	$8.82	$8.06
Total Return D,E	4.59%	25.43%	10.12%	(19.40)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.84% H	1.03%	3.13%	5.78% H,I
Expenses net of fee waivers, if any	.75 % H	.75%	.75%	.75% H
Expenses net of all reductions, if any	.75% H	.75%	.73%	.68% H
Net investment income (loss)	1.34% H	1.84%	1.84%	1.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$77,762	$59,251	$9,705	$2,186
Portfolio turnover rate J	39 % H	45%	27%	51% H

AFor the period April 14, 2022 (commencement of operations) through October 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity SAI Sustainable International Equity Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,374,245
Gross unrealized depreciation	(2,605,725)
Net unrealized appreciation (depreciation)	$7,768,520
Tax cost	$69,698,716
Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(444,947)
Long-term	(135,305)
Total capital loss carryforward	$(580,252)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Sustainable International Equity Fund	28,335,804	13,068,598
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .648% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Sustainable International Equity Fund	6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Sustainable International Equity Fund	1,914,292	65,800	(10,525)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Sustainable International Equity Fund	53
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .75% of average net assets. This reimbursement will remain in place through February 28, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $30,681.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $126.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904872.103
IEE-SANN-0625
Fidelity® Series Canada Fund

Semi-Annual Report
April 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Canada Fund
Schedule of Investments April 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 2.9%
Materials - 2.9%
Metals & Mining - 2.9%
Wheaton Precious Metals Corp	1,982,000	165,492,543
CANADA - 92.5%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Quebecor Inc Class B (b)	388,200	10,649,734
Quebecor Inc Multiple Voting Shares	1,886,090	51,933,829
TELUS Corp	1,905,900	29,336,427
		91,919,990
Consumer Discretionary - 6.7%
Broadline Retail - 3.5%
Dollarama Inc	1,604,600	197,985,246
Hotels, Restaurants & Leisure - 1.9%
Restaurant Brands International Inc	1,619,500	104,352,376
Specialty Retail - 1.3%
Aritzia Inc Subordinate Voting Shares (d)	534,016	18,783,139
Diversified Royalty Corp (b)(c)	10,441,200	21,888,197
Pet Valu Holdings Ltd (b)	1,442,000	29,925,736
		70,597,072
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (b)(d)	579,332	4,849,478
TOTAL CONSUMER DISCRETIONARY		377,784,172

Consumer Staples - 8.7%
Beverages - 0.0%
GURU Organic Energy Corp (d)	1,068,334	1,278,653
Consumer Staples Distribution & Retail - 8.3%
Alimentation Couche-Tard Inc	4,970,240	259,436,001
Metro Inc/CN	1,997,000	153,896,185
North West Co Inc/The	1,271,000	50,983,823
		464,316,009
Personal Care Products - 0.4%
Jamieson Wellness Inc (e)(f)	962,100	22,297,327
TOTAL CONSUMER STAPLES		487,891,989

Energy - 15.6%
Energy Equipment & Services - 0.4%
Pason Systems Inc	3,207,400	25,545,663
Oil, Gas & Consumable Fuels - 15.2%
Cameco Corp	1,864,100	84,145,469
Canadian Natural Resources Ltd	7,892,100	226,469,952
Imperial Oil Ltd	1,351,600	91,168,783
Parkland Corp	2,368,736	59,673,728
PrairieSky Royalty Ltd	9,387,180	158,041,816
South Bow Corp	2,938,200	72,570,514
Suncor Energy Inc	4,607,700	162,736,771
		854,807,033
TOTAL ENERGY		880,352,696

Financials - 30.9%
Banks - 17.1%
Bank of Montreal (b)	3,036,400	290,931,436
Canadian Imperial Bank of Commerce	1,745,900	110,116,063
Royal Bank of Canada	2,364,100	283,757,165
Toronto Dominion Bank	4,311,530	275,498,823
		960,303,487
Capital Markets - 6.3%
Brookfield Asset Management Ltd Class A (b)	1,828,572	97,569,822
Brookfield Corp Class A	2,568,588	137,987,543
TMX Group Ltd	3,009,900	121,981,077
		357,538,442
Insurance - 7.5%
Definity Financial Corp	2,521,924	125,876,680
Intact Financial Corp	618,900	137,450,031
Sun Life Financial Inc	2,675,700	159,443,461
		422,770,172
TOTAL FINANCIALS		1,740,612,101

Health Care - 0.8%
Health Care Providers & Services - 0.8%
Andlauer Healthcare Group Inc Subordinate Voting Shares	1,095,732	42,522,604
Industrials - 9.1%
Ground Transportation - 6.6%
Canadian National Railway Co	1,069,200	103,546,273
Canadian Pacific Kansas City Ltd	3,709,221	269,406,861
		372,953,134
Professional Services - 2.5%
Thomson Reuters Corp	762,100	141,811,630
TOTAL INDUSTRIALS		514,764,764

Information Technology - 10.8%
IT Services - 4.3%
Shopify Inc Class A (d)	2,543,700	241,933,805
Software - 6.5%
ApplyBoard Inc (d)(g)(h)	10,248	99,303
ApplyBoard Inc (d)(g)(h)	2,527	24,487
Computer Modelling Group Ltd	1,860,600	10,729,559
Constellation Software Inc/Canada	81,800	294,799,819
Constellation Software Inc/Canada warrants 3/31/2040 (d)(h)	47,800	3
Dye & Durham Ltd (c)	4,459,500	28,919,143
Lumine Group Inc Subordinate Voting Shares (d)(f)	1,000,840	32,357,057
		366,929,371
TOTAL INFORMATION TECHNOLOGY		608,863,176

Materials - 8.1%
Chemicals - 1.7%
Nutrien Ltd	1,723,078	98,365,181
Containers & Packaging - 1.0%
CCL Industries Inc Class A	145,300	7,630,727
CCL Industries Inc Class B	898,600	46,957,162
		54,587,889
Metals & Mining - 4.9%
Franco-Nevada Corp	1,517,119	260,714,249
Triple Flag Precious Metals Corp	846,130	17,559,683
		278,273,932
Paper & Forest Products - 0.5%
Stella-Jones Inc	531,200	26,047,526
TOTAL MATERIALS		457,274,528

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp	1,239,500	11,049,946
TOTAL CANADA		5,213,035,966
CHILE - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Lundin Mining Corp (b)	4,038,700	33,045,507
UNITED STATES - 3.0%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
BRP Inc Subordinate Voting Shares	751,800	25,467,184
Industrials - 2.4%
Commercial Services & Supplies - 2.4%
GFL Environmental Inc Subordinate Voting Shares	2,743,514	136,897,090
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (d)	902,486	5,685,662
Ivanhoe Electric Inc / US warrants (d)	905,486	835,699
		6,521,361
TOTAL UNITED STATES		168,885,635
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (d)	576,313	7,737,961
TOTAL COMMON STOCKS (Cost $3,461,125,124)		5,588,197,612

Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Cineplex Inc 7.75% 3/1/2030 (e) (Cost $5,299,503)	CAD	7,792,000	6,839,054

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CANADA - 0.3%
Information Technology - 0.3%
Software - 0.3%
Valsoft Corp Series A-1.2 (g)(h)	759	8,890,706
Valsoft Corp Series A-1.3 (g)(h)	269	3,150,988
Valsoft Corp Series A-1.4 (g)(h)	347	4,064,657

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,128,065)		16,106,351

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
ApplyBoard Inc Series A1 (d)(g)(h)	12,606	123,035
ApplyBoard Inc Series A2 (d)(g)(h)	9,868	96,509
ApplyBoard Inc Series A3 (d)(g)(h)	563	5,517
ApplyBoard Inc Series D (d)(g)(h)	27,521	524,825
ApplyBoard Inc Series SEED (d)(g)(h)	3,768	36,587

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,705,692)		786,473

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	12,292,185	12,294,643
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	117,549,951	117,561,707
TOTAL MONEY MARKET FUNDS (Cost $129,856,350)			129,856,350

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $3,617,114,734)	5,741,785,840
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(101,496,724)
NET ASSETS - 100.0%	5,640,289,116

Currency Abbreviations
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Non-income producing
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,136,381 or 0.5% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $54,654,384 or 1.0% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,016,614 or 0.3% of net assets.

(h)	Level 3 security
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard Inc	6/30/21	269,862

ApplyBoard Inc	6/04/21 - 6/30/21	524,313

ApplyBoard Inc Series A1	6/04/21	816,255

ApplyBoard Inc Series A2	6/04/21	638,966

ApplyBoard Inc Series A3	6/04/21	36,455

ApplyBoard Inc Series D	6/04/21	2,970,033

ApplyBoard Inc Series SEED	6/04/21	243,983

Valsoft Corp Series A-1.2	3/14/25	8,890,706

Valsoft Corp Series A-1.3	3/17/25	2,670,329

Valsoft Corp Series A-1.4	3/17/25	4,567,031

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,620,532	139,572,790	129,898,679	128,467	-	-	12,294,643	12,292,185	0.0%
Fidelity Securities Lending Cash Central Fund	198,489,828	3,380,240,700	3,461,168,821	1,306,138	-	-	117,561,707	117,549,951	0.4%
Total	201,110,360	3,519,813,490	3,591,067,500	1,434,605	-	-	129,856,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Diversified Royalty Corp	22,311,557	926,499	1,055,721	786,254	66,249	(360,387)	21,888,197	10,441,200
Dye & Durham Ltd	58,339,102	4,130,233	3,546,606	93,431	(1,914,685)	(28,088,901)	28,919,143	4,459,500
GURU Organic Energy Corp	1,805,168	-	445,234	-	(5,722,106)	5,640,825	-	-
Total	82,455,827	5,056,732	5,047,561	879,685	(7,570,542)	(22,808,463)	50,807,340

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	91,919,990	91,919,990	-	-
Consumer Discretionary	403,251,356	403,251,356	-	-
Consumer Staples	487,891,989	487,891,989	-	-
Energy	880,352,696	880,352,696	-	-
Financials	1,740,612,101	1,740,612,101	-	-
Health Care	42,522,604	42,522,604	-	-
Industrials	651,661,854	651,661,854	-	-
Information Technology	608,863,176	608,739,383	-	123,793
Materials	670,071,900	669,236,201	835,699	-
Utilities	11,049,946	11,049,946	-	-

Convertible Corporate Bonds
Communication Services	6,839,054	-	6,839,054	-

Convertible Preferred Stocks
Information Technology	16,106,351	-	-	16,106,351

Non-Convertible Preferred Stocks
Information Technology	786,473	-	-	786,473

Money Market Funds	129,856,350	129,856,350	-	-
Total Investments in Securities:	5,741,785,840	5,717,094,470	7,674,753	17,016,617
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,518,720) - See accompanying schedule:
Unaffiliated issuers (cost $3,414,375,961)	$5,561,122,150
Fidelity Central Funds (cost $129,856,350)	129,856,350
Other affiliated issuers (cost $72,882,423)	50,807,340

Total Investment in Securities (cost $3,617,114,734)		$5,741,785,840
Foreign currency held at value (cost $9,430,121)		9,445,111
Receivable for investments sold		5,585,364
Receivable for fund shares sold		2,059,631
Dividends receivable		8,378,319
Interest receivable		38,403
Distributions receivable from Fidelity Central Funds		295,858
Total assets		5,767,588,526
Liabilities
Payable for investments purchased	$2,976,499
Payable for fund shares redeemed	6,737,471
Other payables and accrued expenses	25,505
Collateral on securities loaned	117,559,935
Total liabilities		127,299,410
Net Assets		$5,640,289,116
Net Assets consist of:
Paid in capital		$3,441,690,486
Total accumulated earnings (loss)		2,198,598,630
Net Assets		$5,640,289,116
Net Asset Value, offering price and redemption price per share ($5,640,289,116 ÷ 336,284,219 shares)		$16.77
Statement of Operations
Six months ended April 30, 2025 (Unaudited)
Investment Income
Dividends (including $879,685 earned from affiliated issuers)		$65,531,658
Interest		260,758
Income from Fidelity Central Funds (including $1,306,138 from security lending)		1,434,605
Income before foreign taxes withheld		$67,227,021
Less foreign taxes withheld		(10,210,666)
Total income		57,016,355
Expenses
Custodian fees and expenses	$28,497
Independent trustees' fees and expenses	12,355
Interest	50,971
Total expenses		91,823
Net Investment income (loss)		56,924,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	60,147,220
Redemptions in-kind	71,442,371
Affiliated issuers	(7,570,542)
Foreign currency transactions	(1,044,606)
Total net realized gain (loss)		122,974,443
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	203,334,169
Affiliated issuers	(22,808,463)
Assets and liabilities in foreign currencies	893,605
Total change in net unrealized appreciation (depreciation)		181,419,311
Net gain (loss)		304,393,754
Net increase (decrease) in net assets resulting from operations		$361,318,286
Statement of Changes in Net Assets

	Six months ended April 30, 2025 (Unaudited)	Year ended October 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,924,532	$116,219,300
Net realized gain (loss)	122,974,443	158,587,346
Change in net unrealized appreciation (depreciation)	181,419,311	962,817,603
Net increase (decrease) in net assets resulting from operations	361,318,286	1,237,624,249
Distributions to shareholders	(165,541,550)	(173,039,225)

Share transactions
Proceeds from sales of shares	425,844,659	1,098,707,709
Reinvestment of distributions	165,541,550	173,039,225
Cost of shares redeemed	(875,555,008)	(1,125,209,910)

Net increase (decrease) in net assets resulting from share transactions	(284,168,799)	146,537,024
Total increase (decrease) in net assets	(88,392,063)	1,211,122,048

Net Assets
Beginning of period	5,728,681,179	4,517,559,131
End of period	$5,640,289,116	$5,728,681,179

Other Information
Shares
Sold	26,167,967	71,855,728
Issued in reinvestment of distributions	10,212,310	12,457,828
Redeemed	(53,890,877)	(73,448,771)
Net increase (decrease)	(17,510,600)	10,864,785

Financial Highlights
Fidelity® Series Canada Fund

	Six months ended April 30, 2025 (Unaudited)	Years ended October 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.19	$13.17	$13.37	$14.77	$9.77	$10.89
Income from Investment Operations
Net investment income (loss) A,B	.16	.33	.33	.32	.28	.27
Net realized and unrealized gain (loss)	.90	3.19	(.12)	(1.40)	4.97	(1.14)
Total from investment operations	1.06	3.52	.21	(1.08)	5.25	(.87)
Distributions from net investment income	(.42)	(.38)	(.40)	(.32)	(.25)	(.25)
Distributions from net realized gain	(.06)	(.12)	(.01)	-	-	-
Total distributions	(.48)	(.50)	(.41)	(.32)	(.25)	(.25)
Net asset value, end of period	$16.77	$16.19	$13.17	$13.37	$14.77	$9.77
Total Return C,D	6.64%	27.38%	1.54%	(7.45)%	54.40%	(8.22)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% G	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	- % G,H	-% G	.01%	-% G	-% G	-% G
Expenses net of all reductions, if any	-% G,H	-% G	.01%	-% G	-% G	-% G
Net investment income (loss)	2.03% H	2.15%	2.41%	2.29%	2.13%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$5,640,289	$5,728,681	$4,517,559	$5,407,197	$6,065,145	$3,914,417
Portfolio turnover rate I	12 % H,J	9% J	15% J	19% J	19%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2025

1. Organization.
Fidelity Series Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,119,819,555
Gross unrealized depreciation	(77,703,048)
Net unrealized appreciation (depreciation)	$2,042,116,507
Tax cost	$3,699,669,333

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Canada Fund	333,331,364	596,596,548

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	8,446,318	71,442,371	136,504,412

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Canada Fund	15,127,360	115,673,311	230,383,973
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Canada Fund	Borrower	17,916,381	4.88%	50,971

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Canada Fund	35,687,935	13,078,940	1,178,565
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Canada Fund	140,546	-	-
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9883883.107
SAD-SANN-0625

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 20, 2025